AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 107.2%
Asset-Backed Securities — 13.9%
Automobiles — 3.7%
American Credit Acceptance Receivables Trust,
Series 2022-03, Class B, 144A
4.550%	10/13/26	245	$243,480
Series 2023-03, Class B, 144A
6.090%	11/12/27	1,345	1,342,792
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,776,445
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	49	48,675
Series 2020-02, Class B
0.970%	02/18/26	42	41,475
ARI Fleet Lease Trust,
Series 2023-A, Class A2, 144A
5.410%	02/17/32	3,300	3,271,228
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	350	348,228
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,478	2,358,790
Series 2020-01A, Class A, 144A
2.330%	08/20/26	2,000	1,874,011
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,334,084
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,094,539
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	4,902,717
Series 2023-02A, Class A, 144A
5.200%	10/20/27	900	877,611
Series 2023-07A, Class A, 144A
5.900%	08/21/28	1,530	1,532,214
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,392	1,384,668
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	539	533,760
Carvana Auto Receivables Trust,
Series 2022-P02, Class A3
4.130%	04/12/27	3,535	3,460,958
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	2,521	2,504,021
CPS Auto Receivables Trust,
Series 2023-B, Class A, 144A
5.910%	08/16/27	3,512	3,506,158
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	478	471,879
DT Auto Owner Trust,
Series 2023-01A, Class B, 144A
5.190%	10/16/28	1,070	1,054,154
Series 2023-02A, Class B, 144A
5.410%	02/15/29	1,180	1,162,618
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,650	$1,625,460
Series 2023-02, Class A2, 144A
5.560%	04/22/30	2,445	2,426,138
Exeter Automobile Receivables Trust,
Series 2022-01A, Class B
2.180%	06/15/26	1,118	1,110,606
Series 2022-04A, Class B
4.570%	01/15/27	1,325	1,311,643
Series 2022-06A, Class B
6.030%	08/16/27	670	665,869
Series 2023-01A, Class B
5.720%	04/15/27	1,620	1,608,589
Series 2023-03A, Class B
6.110%	09/15/27	646	643,654
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,177,628
Series 2023-01, Class B, 144A
5.050%	01/18/28	596	581,921
Series 2023-02, Class B, 144A
5.210%	05/15/28	1,482	1,448,471
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	4,000	3,791,942
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,574,840
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	355,069
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	897,939
Series 2023-01, Class A, 144A
4.850%	08/15/35	3,600	3,486,773
Series 2023-02, Class A, 144A
5.280%	02/15/36	2,200	2,166,678
Ford Credit Floorplan Master Owner Trust A,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	2,700	2,649,482
GLS Auto Receivables Issuer Trust,
Series 2022-03A, Class B, 144A
4.920%	01/15/27	390	383,902
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,200	3,144,444
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,312,598
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,165	1,105,587
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	4,945,804
Series 2023-03A, Class A, 144A
5.940%	02/25/28	5,780	5,765,517
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	677	$650,740
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	797	770,118
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	161	155,945
Series 2021-03, Class D, 144A
1.009%	02/26/29	210	200,251
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,309	2,241,103
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	687,979
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	199,746
Series 2023-01A, Class A, 144A
5.410%	11/14/29	7,540	7,422,857
Prestige Auto Receivables Trust,
Series 2021-01A, Class A3, 144A
0.830%	07/15/25	126	126,152
Santander Drive Auto Receivables Trust,
Series 2021-01, Class C
0.750%	02/17/26	322	321,471
Series 2021-01, Class D
1.130%	11/16/26	1,872	1,806,913
Series 2021-02, Class C
0.900%	06/15/26	911	903,019
Series 2021-02, Class D
1.350%	07/15/27	4,078	3,878,414
Series 2021-03, Class C
0.950%	09/15/27	2,130	2,097,201
Series 2022-04, Class B
4.420%	11/15/27	3,245	3,170,561
Series 2022-05, Class B
4.430%	03/15/27	1,060	1,039,509
Series 2022-06, Class B
4.720%	06/15/27	710	696,391
Series 2022-07, Class B
5.950%	01/17/28	2,590	2,575,861
Series 2023-01, Class B
4.980%	02/15/28	1,255	1,233,165
Series 2023-03, Class B
5.610%	07/17/28	2,015	1,996,360
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,084,440
Series 2023-04, Class C
6.040%	12/15/31	2,000	1,992,439
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29	1,670	1,647,660
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	98,227
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	195,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Tricolor Auto Securitization Trust,
Series 2023-01A, Class A, 144A
6.480%	08/17/26	817	$815,429
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	1,325	1,278,436
Westlake Automobile Receivables Trust,
Series 2022-02A, Class B, 144A
4.310%	09/15/27	2,560	2,510,686
Series 2023-01A, Class B, 144A
5.410%	01/18/28	665	656,593
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	3,500	3,478,004
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	1,140	1,111,107
			135,347,641
Collateralized Debt Obligation — 0.0%
MF1 Ltd.,
Series 2021-FL06, Class A, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.545%(c)	07/16/36	1,517	1,500,151
Collateralized Loan Obligations — 6.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.978%(c)	04/20/32	3,126	3,121,399
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.658%(c)	04/20/33	250	248,622
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.675%(c)	10/21/28	138	138,116
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/15/31	1,042	1,038,929
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.877%(c)	11/02/30	225	224,751
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.813%(c)	10/13/30	405	404,425
Series 2014-03RA, Class A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)
6.677%(c)	01/28/31	323	321,933
Series 2014-04RA, Class A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.677%(c)	01/28/31	1,660	1,654,154
Series 2015-07A, Class AR2, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.090%)
6.717%(c)	01/28/31	532	528,763

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.591%(c)	04/25/34	EUR	1,722	$1,779,228
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	04/15/31		763	760,850
Series 2013-15A, Class A1RR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.598%(c)	04/20/31		498	496,654
Series 2018-18A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.747%(c)	10/22/30		250	249,500
ARES CLO Ltd. (Cayman Islands),
Series 2019-52A, Class A1R, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.657%(c)	04/22/31		990	984,069
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.433%(c)	04/15/32	EUR	5,724	5,955,518
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
6.670%(c)	10/17/32		4,285	4,252,863
Series 2023-04A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
7.923%(c)	10/21/36		3,375	3,375,840
Barings CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)
6.778%(c)	10/20/30		485	484,055
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	10/15/33		1,335	1,330,237
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.642%(c)	07/18/30		805	801,690
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.708%(c)	05/17/31		1,029	1,022,918
Battery Park CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.210% (Cap N/A, Floor 2.210%)
7.536%(c)	10/20/35		4,270	4,294,599
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-05BA, Class A1A, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.000%)
6.678%(c)	04/20/31		1,650	1,647,720
Series 2022-27A, Class A1, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.126%(c)	07/20/35		4,950	4,945,228
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 0.000%)
6.787%(c)	10/22/30		650	$647,150
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.263%(c)	04/15/31	EUR	2,083	2,158,713
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.653%(c)	10/15/35	EUR	3,810	3,925,876
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.570%(c)	01/15/31		353	351,704
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.540%(c)	04/17/31		556	554,098
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	01/20/32		8,270	8,239,057
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.768%(c)	01/20/35		3,040	3,014,294
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.768%(c)	07/20/34		2,496	2,477,168
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.670%(c)	07/17/31		850	848,300
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.717%(c)	01/22/31		2,958	2,951,705
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.605%(c)	04/23/29		1,529	1,525,998
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.628%(c)	04/20/31		1,455	1,448,562
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.710%(c)	07/15/34		2,708	2,688,735
Clover CLO LLC,
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.708%(c)	04/20/32		250	249,375
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.713%(c)	10/25/33		3,430	3,404,968

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29	418	$416,491
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.690%(c)	07/15/31	2,083	2,074,568
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.628%(c)	10/20/34	910	906,502
Series 2022-06A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
0.010%(c)	10/17/36	3,170	3,170,799
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
7.307%(c)	04/16/36	2,195	2,184,684
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.520%(c)	04/17/31	698	697,818
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.540%(c)	10/15/30	954	951,442
Goldentree Loan Management US CLO Ltd. (United Kingdom),
Series 2022-15A, Class BR, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.739%(c)	10/20/36	4,570	4,570,320
Goldentree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-10A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.708%(c)	07/20/31	325	324,223
Series 2015-11A, Class AR2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.642%(c)	01/18/31	242	241,330
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.741%(c)	10/29/29	1,857	1,854,519
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31	3,126	3,114,790
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.708%(c)	04/15/34	2,083	2,068,231
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.766%(c)	10/20/31	1,666	1,658,541
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.896%(c)	04/15/33	2,083	2,063,455
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.621%(c)	04/25/34	EUR	1,042	$1,078,855
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		2,509	2,093,422
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31		3,603	3,578,494
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.728%(c)	04/20/34		970	963,524
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.313%(c)	07/15/31	EUR	2,496	2,574,247
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/34		4,045	3,979,774
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	10/17/31		4,380	4,356,772
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)
7.138%(c)	10/20/27		750	749,775
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.658%(c)	01/20/31		1,299	1,292,989
Series 29A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.640%(c)	04/15/31		250	246,268
Madison Park Funding Ltd. (Cayman Islands),
Series 2013-11A, Class AR2, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)
6.507%(c)	07/23/29		752	748,730
Series 2014-13A, Class AR2, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.532%(c)	04/19/30		405	403,450
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)
6.535%(c)	10/21/30		2,905	2,890,953
Series 2015-19A, Class A1R2, 144A, 3 Month SOFR + 1.182% (Cap N/A, Floor 0.920%)
6.527%(c)	01/22/28		589	586,435
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.650%(c)	10/15/32		4,575	4,547,459
Series 2017-23A, Class AR, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.589%(c)	07/27/31		928	925,133

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.733%(c)	04/25/32	1,455	$1,450,834
Series 2019-37A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.640%(c)	07/15/33	250	249,000
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.752%(c)	12/18/30	442	439,801
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.561%(c)	10/12/30	1,589	1,578,099
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.690%(c)	07/15/31	2,074	2,063,198
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.838%(c)	10/20/30	504	503,017
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.827%(c)	04/28/34	990	981,600
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	8,500	8,447,456
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.692%(c)	04/26/31	219	218,013
Octagon 61 Ltd.,
Series 2023-02A, Class B, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)
7.419%(c)	04/20/36	3,085	3,080,681
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.613%(c)	01/25/31	1,923	1,919,202
Series 2018-18A, Class A1A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.000%)
6.530%(c)	04/16/31	1,250	1,246,658
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.436%(c)	10/18/35	5,000	5,000,000
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.857%(c)	10/22/30	189	188,829
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	04/17/31	4,858	4,826,078
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	07/17/29	1,180	$1,171,859
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.590%(c)	04/15/31	338	335,962
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.262%)
6.570%(c)	10/17/31	250	248,841
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	01/17/31	859	857,415
Series 2018-02A, Class A1A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.670%(c)	07/16/31	2,553	2,549,016
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-04A, Class A2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.862%)
7.253%(c)	11/25/28	300	299,125
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.871%(c)	02/14/34	720	711,966
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/20/31	750	745,696
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 0.000%)
6.720%(c)	07/15/31	2,083	2,070,870
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.713%(c)	07/25/31	1,340	1,335,599
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.650%(c)	10/15/31	370	368,587
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.727%(c)	07/24/32	430	426,860
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)
6.778%(c)	10/20/30	800	797,949
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.748%(c)	10/20/31	3,126	3,115,684
RR Ltd. (Bermuda),
Series 2022-23A, Class A2R, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
7.999%(c)	10/15/35	4,575	4,576,373
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.723%(c)	04/25/31	7,231	7,211,522

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-08A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)
6.858%(c)	04/20/33		350	$347,865
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.688%(c)	07/20/34		7,000	6,949,053
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.682%(c)	01/26/31		813	807,342
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.740%(c)	07/15/34		3,130	3,085,370
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
6.648%(c)	07/20/32		250	248,888
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.551%(c)	04/25/30	EUR	1,706	1,777,093
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.525%(c)	02/20/30	EUR	4,134	4,301,153
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.820%(c)	10/15/30		347	345,604
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	04/20/33		272	270,180
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.811%(c)	10/29/34		1,815	1,798,588
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34		2,083	2,056,306
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.810%(c)	01/17/30		927	922,454
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
6.918%(c)	01/20/33		1,140	1,134,219
Series 2021-04A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.765%(c)	07/21/34		580	574,498
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	10/20/34		600	595,868
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 0.000%)
6.790%(c)	10/15/29		1,623	$1,620,752
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 0.000%)
6.700%(c)	10/15/30		510	507,888
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)
6.630%(c)	04/15/31		1,254	1,248,804
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.670%(c)	07/17/31		1,821	1,809,048
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/31		11,250	11,221,875
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31		1,125	1,119,143
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.780%(c)	10/15/34		1,140	1,129,577
				234,749,115
Consumer Loans — 0.6%
Affirm Asset Securitization Trust,
Series 2023-A, Class 1A, 144A
6.610%	01/18/28		1,595	1,587,057
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	3,850,583
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	385	273,045
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		197	175,267
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,567,973
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		16	16,198
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	159,166
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,155,713
Series 2020-01A, Class A, 144A
3.840%	05/14/32		76	75,923
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,632,441

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.073%(c)	06/16/36		1,756	$1,718,147
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,210	2,163,431
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		4,000	3,971,702
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		543	541,821
				20,888,467
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	4,650,978
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	690,707
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
6.166%(c)	03/15/29	GBP	684	834,031
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
6.418%(c)	03/15/29		541	539,281
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
5.996%(c)	07/15/29	GBP	300	365,188
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
6.596%(c)	11/15/28	GBP	651	794,578
				7,874,763
Equipment — 0.2%
Amur Equipment Finance Receivables XI LLC,
Series 2022-02A, Class A2, 144A
5.300%	06/21/28		928	918,805
CCG Receivables Trust,
Series 2023-01, Class A2, 144A
5.820%	09/16/30		1,405	1,402,911
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	696,319
Kubota Credit Owner Trust,
Series 2023-01A, Class A3, 144A
5.020%	06/15/27		1,605	1,579,716
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,333,341
				5,931,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	05/25/34	133	$127,269
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month SOFR + 0.939% (Cap N/A, Floor 0.825%)
6.259%(c)	08/25/33	—(r)	182
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.934%(c)	03/25/43	63	61,391
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
5.914%(c)	01/25/34	348	329,202
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.134%(c)	09/25/34	97	80,110
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.334%(c)	04/25/34	196	190,710
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.454%(c)	10/25/33	9	8,928
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month SOFR + 1.689% (Cap N/A, Floor 1.575%)
7.009%(c)	11/25/32	2	2,242
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.074%(c)	08/25/33	112	106,133
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	4,056	3,433,291
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	382	380,454
			4,719,912
Other — 1.9%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	3,075	2,957,998
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	906	822,517
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	391	343,378
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	592	575,830
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	614	584,319

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2020-03, Class A, 144A
1.358%	08/15/53	1,234	$1,123,555
Credit Suisse European Mortgage Capital Ltd.,
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
8.531%(c)	08/09/24	925	900,266
DB Master Finance LLC,
Series 2019-01A, Class A23, 144A
4.352%	05/20/49	5,410	4,887,108
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,053	1,583,086
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,019	1,684,426
Domino’s Pizza Master Issuer LLC,
Series 2017-01A, Class A23, 144A
4.118%	07/25/47	1,635	1,512,475
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,368	2,913,988
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,087	1,681,345
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	252	231,381
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,333	2,907,452
Series 2022-SFR01, Class A, 144A
4.145%	05/17/39	1,153	1,080,310
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,228	3,697,788
New Economy Assets Phase Sponsor LLC,
Series 2021-01, Class A1, 144A
1.910%	10/20/61	3,210	2,767,975
Progress Residential Trust,
Series 2020-SFR01, Class A, 144A
1.732%	04/17/37	4,594	4,294,150
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,454	4,804,592
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,860	3,430,394
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,692	3,217,056
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	690	578,778
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,098	993,819
Series 2022-SFR04, Class A, 144A
4.438%	05/17/41	2,997	2,776,318
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	4,550	4,100,496
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	2,965	2,846,946
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51		3,439	$2,808,902
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24		1,608	1,563,580
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39		5,093	4,716,729
				68,386,957
Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	02/25/34		30	27,971
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.666%(c)	10/25/34		69	64,508
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.034%(c)	07/25/36		4,247	3,641,978
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.484%(c)	11/25/34		30	30,018
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%	05/25/35		5	4,158
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.303%	11/25/32		675	654,184
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
7.909%(c)	06/25/34		81	78,093
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.279%(c)	01/25/35		84	80,099
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month SOFR + 0.444% (Cap 14.000%, Floor 0.330%)
5.929%(c)	05/25/36		2,223	2,162,899
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.369%(c)	09/25/34		289	275,776
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.925%(c)	03/15/26^	EUR	3,477	$3,124,992
				10,144,677
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		353	312,029
Series 2019-25G, Class 1
2.690%	07/01/44		620	521,060
				833,089
Student Loans — 0.4%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
6.534%(c)	07/25/51		53	52,542
Series 2021-C, Class B, 144A
2.720%	07/26/55		127	109,240
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,477	1,361,975
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		80	77,677
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69		404	359,865
Series 2021-FA, Class A, 144A
1.110%	02/18/70		1,965	1,637,613
Series 2023-A, Class A, 144A
5.510%	10/15/71		2,461	2,410,916
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62		1,400	1,093,166
Series 2021-CA, Class C, 144A
3.360%	04/20/62		100	78,386
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46		63,950	1,931,372
Series 2022-C, Class A1A, 144A
4.480%	05/16/50		1,506	1,433,853
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		475	435,630
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		1,788	1,636,266
Series 2021-A, Class AFX, 144A
1.030%	08/17/43		418	349,046
				12,967,547

Total Asset-Backed Securities (cost $527,861,778)				503,343,411
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 7.1%
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	$17,927
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month SOFR + 0.930% (Cap N/A, Floor 0.880%)
6.510%(c)	09/15/34	500	486,250
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month SOFR + 1.447% (Cap N/A, Floor 1.400%)
6.780%(c)	11/15/33	350	307,608
Series 2017-SCH, Class CL, 144A, 1 Month SOFR + 1.547% (Cap N/A, Floor 1.500%)
6.880%(c)	11/15/32	190	165,878
Series 2017-SCH, Class DL, 144A, 1 Month SOFR + 2.047% (Cap N/A, Floor 2.000%)
7.380%(c)	11/15/32	380	325,571
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,584,284
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,200	3,846,916
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,634,156
Series 2019-BN18, Class A2
3.474%	05/15/62	975	953,468
Series 2019-BN20, Class A2
2.758%	09/15/62	2,984	2,479,436
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,239,407
Series 2019-BN22, Class A4
2.978%	11/15/62	2,435	2,054,755
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,849,558
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	984,540
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,414,354
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,077,591
Series 2022-BNK39, Class XA, IO
0.533%(cc)	02/15/55	20,382	546,414
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	5,460	4,554,790
Series 2022-BNK44, Class A5
5.937%(cc)	11/15/55	380	375,910
Series 2023-BNK45, Class A5
5.203%	02/15/56	620	585,383
Series 2023-BNK45, Class XA, IO
1.204%(cc)	02/15/56	5,851	373,626
Series 2023-BNK46, Class D, 144A
4.000%	08/15/56	730	440,570
Series 2023-BNK46, Class XA, IO
0.749%(cc)	08/15/56	9,319	377,203
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.391%(cc)	02/15/50	1,000	35,234

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.252%(c)	03/15/37	6,435	$5,952,938
Series 2019-C03, Class XA, IO
1.468%(cc)	05/15/52	1,516	83,030
Series 2019-C04, Class A4
2.661%	08/15/52	2,849	2,477,582
Series 2021-C10, Class XA, IO
1.412%(cc)	07/15/54	23,827	1,495,966
Series 2022-C16, Class A5
4.600%(cc)	06/15/55	1,120	1,020,644
Series 2022-C18, Class A4
5.439%(cc)	12/15/55	1,320	1,285,548
Series 2022-C18, Class A5
5.710%(cc)	12/15/55	430	423,725
Series 2023-C19, Class A2A
5.756%	04/15/56	5,400	5,275,808
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	8,500	7,635,632
Series 2019-B09, Class AAB
3.933%	03/15/52	2,155	2,008,599
Series 2019-B13, Class A3
2.701%	08/15/57	560	474,827
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,286,363
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,149,276
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,046,054
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,051,806
Series 2021-B28, Class XA, IO
1.389%(cc)	08/15/54	1,392	92,583
Series 2023-B38, Class A4
5.525%	04/15/56	450	437,241
Series 2023-B39, Class A2
6.794%(cc)	07/15/56	5,000	5,043,741
Series 2023-B39, Class XA, IO
0.724%(cc)	07/15/56	19,988	809,449
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	400	404,285
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, 144A, 1 Month SOFR + 1.692% (Cap N/A, Floor 1.692%)
7.024%(c)	03/15/40	410	407,947
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A, 144A, 1 Month SOFR + 1.044% (Cap N/A, Floor 0.930%)
6.377%(c)	10/15/37	2,314	2,289,779
Series 2021-VOLT, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.147%(c)	09/15/36	2,323	2,260,310
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-VLT02, Class E, 144A, 1 Month SOFR + 5.871% (Cap N/A, Floor 5.871%)
11.203%(c)	06/15/40	1,540	$1,533,863
BX Trust,
Series 2021-LBA, Class AV, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.247%(c)	02/15/36	395	388,210
Series 2022-CLS, Class B, 144A
6.300%	10/13/27	2,185	2,025,383
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	170,675
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,739,702
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,265,418
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.858%(cc)	01/10/48	1,390	45,737
Series 2016-C06, Class A2
2.950%	11/10/49	3,674	3,394,363
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,346,625
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	4,004,986
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	926,606
Series 2017-C04, Class A3
3.209%	10/12/50	3,054	2,787,723
Series 2018-TBR, Class C, 144A, 1 Month SOFR + 1.589% (Cap N/A, Floor 1.350%)
6.922%(c)	12/15/36	650	628,638
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,293,210
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,738,915
Series 2019-GC41, Class XA, IO
1.168%(cc)	08/10/56	29,199	1,141,431
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,693,064
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,518,151
Commercial Mortgage Trust,
Series 2014-CR17, Class XA, IO
1.103%(cc)	05/10/47	1,847	3,608
Series 2014-CR18, Class A4
3.550%	07/15/47	36	35,223
Series 2014-CR20, Class A3
3.326%	11/10/47	2,930	2,866,126
Series 2014-CR21, Class A3
3.528%	12/10/47	812	787,436
Series 2014-UBS04, Class A3
3.430%	08/10/47	188	186,036
Series 2014-UBS05, Class ASB
3.548%	09/10/47	106	105,162

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,359	$1,321,426
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	42,385	45,403
Series 2015-CR22, Class A3
3.207%	03/10/48	959	915,965
Series 2015-CR25, Class XA, IO
0.941%(cc)	08/10/48	559	6,533
Series 2015-CR26, Class A3
3.359%	10/10/48	3,866	3,692,378
Series 2015-LC21, Class A3
3.445%	07/10/48	3,146	3,033,740
Series 2015-LC23, Class A3
3.521%	10/10/48	2,760	2,659,500
Series 2015-LC23, Class C
4.697%(cc)	10/10/48	1,233	1,100,531
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,224,546
Series 2019-GC44, Class A4
2.698%	08/15/57	7,000	5,815,359
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
7.390%(cc)	08/09/24	4,955	4,811,329
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)
6.360%(c)	05/15/36	1,244	1,242,560
Credit Suisse Mortgage Trust,
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	1,242,471
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,834	1,526,234
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,846	3,699,160
Series 2016-C06, Class XA, IO
2.022%(cc)	01/15/49	1,080	37,775
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,413,481
Series 2018-CX12, Class A3 (original cost $1,437,603; purchased 08/08/18)(f)
3.959%	08/15/51	1,425	1,317,481
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	64,735
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,019,928
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	158,258
Series 2016-C03, Class A4
2.632%	08/10/49	1,694	1,541,981
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class A, 144A, 1 Month SOFR + 0.815% (Cap N/A, Floor 0.701%)
6.148%(c)	11/15/38	870	850,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.526%(c)	07/15/38	5,903	$5,845,653
Fannie Mae-Aces,
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	226	209,723
Series 2019-M04, Class A2
3.610%	02/25/31	450	408,835
Series 2019-M06, Class A2
3.450%	01/01/29	52	48,267
Series 2019-M14, Class X1, IO
0.671%(cc)	06/25/29	5,302	126,856
Series 2020-M36, Class X1, IO
1.540%(cc)	09/25/34	1,246	78,475
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	74,445
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0052, Class X1, IO
0.763%(cc)	11/25/25	24,726	268,380
Series K0055, Class X1, IO
1.473%(cc)	03/25/26	5,346	151,252
Series K0094, Class X1, IO
1.014%(cc)	06/25/29	3,937	158,597
Series K0094, Class XAM, IO
1.283%(cc)	06/25/29	4,252	237,895
Series K0095, Class XAM, IO
1.374%(cc)	06/25/29	964	57,304
Series K0097, Class X1, IO
1.220%(cc)	07/25/29	10,355	523,738
Series K0101, Class X1, IO
0.947%(cc)	10/25/29	811	32,637
Series K0106, Class X1, IO
1.477%(cc)	01/25/30	3,479	232,428
Series K0109, Class A2
1.558%	04/25/30	400	320,541
Series K0118, Class X1, IO
1.051%(cc)	09/25/30	8,074	411,383
Series K0128, Class X1, IO
0.612%(cc)	03/25/31	8,431	248,795
Series K0136, Class X1, IO
0.495%(cc)	12/25/31	10,973	249,347
Series K0143, Class X1, IO
0.450%(cc)	04/25/55	6,992	170,504
Series K0736, Class X1, IO
1.410%(cc)	07/25/26	3,377	94,707
Series K0737, Class X1, IO
0.746%(cc)	10/25/26	9,439	140,621
Series K0741, Class X1, IO
0.653%(cc)	12/25/27	3,388	65,487
Series K0742, Class X1, IO
0.867%(cc)	03/25/28	3,493	80,272
Series K0751, Class A2
4.412%	03/25/30	200	191,170

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K1517, Class X1, IO
1.436%(cc)	07/25/35	137	$13,942
Series K1520, Class X1, IO
0.578%(cc)	02/25/36	2,827	106,215
Series KC05, Class X1, IO
1.365%(cc)	06/25/27	1,638	41,095
Series Q001, Class XA, IO
2.109%(cc)	02/25/32	5,067	384,667
Freddie Mac Multifamily Certificates,
Series K0160, Class A2
4.500%	12/25/33	200	187,310
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.570%(cc)	11/16/47	2,230	31,814
Series 2013-085, Class IA, IO
0.522%(cc)	03/16/47	2,181	17,429
Series 2013-107, Class AD
2.839%(cc)	11/16/47	423	364,003
Series 2015-183, Class IO, IO
0.529%(cc)	09/16/57	3,087	71,064
Series 2017-008, Class IO, IO
0.448%(cc)	08/16/58	678	16,177
Series 2017-028, Class IO, IO
0.680%(cc)	02/16/57	610	20,660
Series 2017-041, Class IO, IO
0.592%(cc)	07/16/58	578	16,378
Series 2017-111, Class IO, IO
0.526%(cc)	02/16/59	1,052	31,789
Series 2017-145, Class IO, IO
0.506%(cc)	04/16/57	907	25,543
Series 2017-157, Class IO, IO
0.504%(cc)	12/16/59	521	17,571
Series 2020-103, Class AD
1.450%	01/16/63	701	504,730
Series 2020-109, Class AI, IO
0.840%(cc)	05/16/60	990	54,242
Series 2020-184, Class IO, IO
0.913%(cc)	11/16/60	3,194	190,653
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,657	381,802
Series 2021-60, Class IO, IO
0.826%(cc)	05/16/63	1,284	74,879
Series 2021-68, Class IO, IO
0.870%(cc)	10/16/62	1,538	92,312
Series 2022-003, Class B
1.850%	02/16/61	1,000	446,084
Series 2022-003, Class IO, IO
0.640%(cc)	02/16/61	2,132	105,743
Series 2022-059, Class IO, IO
0.571%(cc)	02/16/62	3,409	166,789
Series 2022-113, Class Z
2.000%	09/16/61	3,486	1,927,048
Series 2022-216, Class IO, IO
0.750%(cc)	07/16/65	1,492	94,938
Series 2022-220, Class E
3.000%(cc)	10/16/64	500	344,570
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2023-92, Class AH
2.000%	06/16/64	900	$640,354
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	454,442
GS Mortgage Securities Corp. Trust,
Series 2018-SRP5, Class A, 144A, 1 Month SOFR + 1.914% (Cap N/A, Floor 1.300%)
7.247%(c)	09/15/31	5,748	4,776,397
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	890	865,562
Series 2015-GS01, Class A3
3.734%	11/10/48	110	103,753
Series 2019-GC38, Class A2
3.872%	02/10/52	678	673,718
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,314	3,133,188
Series 2019-GC42, Class A3
2.749%	09/10/52	4,520	3,821,693
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,035,062
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)
7.577%(c)	10/15/39	2,150	2,144,659
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	311,515
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.032%(cc)	01/15/47	306	275,858
Series 2014-C23, Class ASB
3.657%	09/15/47	140	137,703
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,693,882
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	384,850
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
8.380%(c)	07/15/36	500	475,390
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.246%(c)	04/15/38	189	186,819
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month SOFR + 0.996% (Cap N/A, Floor 0.800%)
6.328%(c)	05/15/36	690	686,928
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,825,523

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
LAQ Mortgage Trust,
Series 2023-LAQ, Class A, 144A, 1 Month SOFR + 2.091% (Cap N/A, Floor 2.091%)
7.424%(c)	03/15/36	565	$562,986
Life Mortgage Trust,
Series 2021-BMR, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.146%(c)	03/15/38	3,780	3,703,542
Med Trust,
Series 2021-MDLN, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.396%(c)	11/15/38	1,662	1,620,311
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)
6.247%(c)	04/15/38	4,843	4,776,257
MHP,
Series 2021-STOR, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.147%(c)	07/15/38	700	686,822
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	400	385,521
Series 2015-C26, Class ASB
3.323%	10/15/48	539	524,779
Series 2016-C32, Class XA, IO
0.792%(cc)	12/15/49	4,429	77,700
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	3,997,605
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	683,707
Series 2017-H01, Class XD, IO, 144A
2.307%(cc)	06/15/50	700	44,684
Series 2018-SUN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 0.900%)
6.594%(c)	07/15/35	160	158,791
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	934,724
Series 2019-L02, Class A4
4.071%	03/15/52	252	226,904
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	4,898	2,695,744
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	283,176
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	12,180	12
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	973,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
SHOW Trust,
Series 2022-BIZ, Class A, 144A, 1 Month SOFR + 2.984% (Cap N/A, Floor 2.984%)
8.314%(c)	01/15/27	1,250	$1,195,054
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	500	389,916
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month SOFR + 1.164% (Cap N/A, Floor 0.750%)
6.492%(c)	11/11/34	1,738	1,721,387
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.154%(c)	06/15/26	596	584,830
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)
6.297%(c)	03/15/38	430	423,350
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	728,226
Series 2017-C05, Class A4
3.212%	11/15/50	2,687	2,449,492
Series 2017-C06, Class A4
3.320%	12/15/50	2,984	2,720,947
Series 2018-C12, Class A4 (original cost $2,403,112; purchased 08/03/18)(f)
4.030%	08/15/51	2,382	2,185,349
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,836,541
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	319	315,258
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,047,285
Series 2016-LC24, Class A3
2.684%	10/15/49	2,333	2,134,207
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,319,874
Series 2017-C38, Class A4
3.190%	07/15/50	2,159	1,964,637
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	2,861,358
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	124,251
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,551,243
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,100,331
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	800	749,174

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C21, Class ASB
3.393%	08/15/47	117	$113,848

Total Commercial Mortgage-Backed Securities (cost $287,161,706)			257,129,116
Corporate Bonds — 33.3%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,363	1,252,151
2.700%	02/01/27	51	46,127
2.800%	03/01/27	369	333,956
3.100%	05/01/26	38	35,475
3.200%	03/01/29	612	537,213
3.250%	02/01/35	1,409	1,081,565
3.550%	03/01/38	151	110,549
3.750%	02/01/50	501	339,688
3.825%	03/01/59	945	603,306
3.900%	05/01/49	66	45,907
4.875%	05/01/25	1,875	1,842,677
5.150%	05/01/30	1,170	1,117,931
5.705%	05/01/40	453	417,753
5.805%	05/01/50	544	492,547
5.930%	05/01/60	3,655	3,288,244
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	200	199,866
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	35	29,637
4.250%	04/01/50	253	207,931
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	89	81,123
5.054%	04/27/45	106	92,424
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32	220	197,416
4.150%	06/15/53	920	721,836
4.500%	05/15/36	234	213,110
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	483	465,733
3.250%	01/15/28	395	362,083
5.150%	05/01/40(a)	510	465,918
5.250%	05/01/50	1,333	1,226,356
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	297,181
3.030%	03/15/52	380	228,166
3.150%	12/15/24	290	280,673
3.950%	08/16/25	282	272,717
4.125%	11/16/28	278	258,806
4.500%	06/01/42	405	331,476
			17,477,541
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	170	$160,739
2.450%	02/04/32	5,601	4,215,068
3.875%	09/16/46	278	180,568
4.400%	02/14/26	609	591,222
4.800%	02/14/29	49	46,595
5.800%	02/14/39	1,096	1,013,852
5.950%	02/14/49	68	60,791
6.200%	02/14/59	155	146,412
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	118	107,867
4.540%	08/15/47	949	652,888
6.343%	08/02/30	810	797,207
6.421%	08/02/33	235	227,971
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	2,215	1,721,100
4.000%	06/22/32	725	646,740
4.750%	04/24/33	1,010	949,978
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	463	368,594
4.500%	03/20/42	117	93,534
4.875%	02/15/28	2,835	2,745,983
5.125%	11/17/27	1,890	1,851,333
5.125%	02/15/30	9,260	8,881,941
5.375%	02/15/33	985	931,177
5.625%	11/17/29	845	834,776
5.625%	09/07/33(a)	1,405	1,351,495
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	483	423,362
7.000%	08/04/41	264	252,038
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	541,115
			29,794,346
Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	117	108,090
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	113	103,978
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	204	183,060
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	996	973,300
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	136	132,731

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	955	$927,570
4.750%	10/20/28	1,168	1,107,404
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	581	576,918
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	757	754,209
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	543	535,486
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	133	126,497
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	96	87,844
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	79	71,647
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	686	604,294
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	121	107,031
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	309	254,620
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	957	885,563
4.625%	04/15/29	1,108	953,246
			8,493,488
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	502	461,128
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	134	123,656
3.250%	03/27/40	931	705,481
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	101,009
			1,391,274
Auto Manufacturers — 0.5%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25(a)	4,750	4,584,593
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		770	$592,194
6.100%	08/19/32		360	339,246
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		1,305	1,109,106
2.900%	02/10/29		200	164,250
3.815%	11/02/27		280	249,412
4.000%	11/13/30		987	822,685
4.950%	05/28/27		1,330	1,248,450
7.350%	03/06/30		300	303,729
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		1,736	1,488,433
5.150%	04/01/38		176	146,590
5.600%	10/15/32(a)		230	214,131
5.950%	04/01/49		52	43,949
6.125%	10/01/25		462	461,071
6.250%	10/02/43		990	884,326
6.600%	04/01/36		50	48,540
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25		818	794,157
4.000%	10/06/26		149	139,525
4.300%	07/13/25		538	519,128
4.350%	04/09/25		512	497,706
4.350%	01/17/27		210	197,526
Sr. Unsec’d. Notes
2.900%	02/26/25		159	151,684
4.300%	04/06/29		190	170,420
5.000%	04/09/27		500	479,811
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27		2,188	1,991,911
				17,642,573
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		51	49,787
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		617	494,974
				544,761
Banks — 10.4%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		231	223,862
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	25,374
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25		1,000	941,862

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.892%	05/24/24	4,400	$4,332,296
4.175%(ff)	03/24/28	200	184,348
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	995	935,300
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	2,264	2,201,083
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	3,787	2,867,946
2.572%(ff)	10/20/32	1,317	1,011,146
2.592%(ff)	04/29/31	8,516	6,837,969
2.687%(ff)	04/22/32	5,625	4,410,568
3.419%(ff)	12/20/28	525	470,823
3.841%(ff)	04/25/25	640	630,920
4.571%(ff)	04/27/33	1,300	1,154,255
5.202%(ff)	04/25/29	2,240	2,155,278
5.933%(ff)	09/15/27	2,815	2,795,624
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	282	257,439
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26	380	348,344
1.843%(ff)	02/04/25	2,785	2,739,346
1.898%(ff)	07/23/31	10,513	7,983,666
2.496%(ff)	02/13/31	1,402	1,123,985
2.972%(ff)	02/04/33	1,361	1,073,309
3.194%(ff)	07/23/30	1,496	1,278,373
3.824%(ff)	01/20/28	912	846,445
3.970%(ff)	03/05/29	974	891,895
3.974%(ff)	02/07/30	623	559,157
4.083%(ff)	03/20/51	335	247,322
4.271%(ff)	07/23/29	211	194,365
4.330%(ff)	03/15/50	517	400,927
4.376%(ff)	04/27/28	1,505	1,419,131
5.000%	01/21/44	1,003	879,098
Sub. Notes, MTN
4.000%	01/22/25	895	870,790
4.250%	10/22/26	132	125,376
4.450%	03/03/26	331	318,811
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25	763	715,673
2.650%	03/08/27(a)	3,200	2,883,929
Sub. Notes
3.803%(ff)	12/15/32	228	198,917
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	3,235	2,891,675
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	420	388,418
2.951%	03/11/27	4,540	4,136,678
Sub. Notes
4.588%(ff)	05/04/37	270	225,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	$423,498
6.224%(ff)	05/09/34	1,630	1,546,013
6.490%(ff)	09/13/29	940	931,888
7.385%(ff)	11/02/28	1,465	1,499,612
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	284,327
Sub. Notes
5.088%(ff)	06/20/30	1,572	1,404,403
7.119%(ff)	06/27/34	815	783,415
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
8.500%(ff)	08/14/28(a)(oo)	550	537,625
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	3,497	3,130,042
2.219%(ff)	06/09/26	397	370,115
2.591%(ff)	01/20/28	2,288	2,036,798
2.871%(ff)	04/19/32	965	758,447
3.132%(ff)	01/20/33	1,650	1,295,898
4.400%	08/14/28	530	490,587
4.705%(ff)	01/10/25	1,571	1,563,732
5.125%(ff)	01/13/29	3,070	2,963,959
5.198%(ff)	01/10/30	728	692,056
5.335%(ff)	06/12/29	1,630	1,582,366
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	753,686
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27	3,335	2,935,363
Sub. Notes, 144A
5.150%	07/21/24	217	213,758
Citigroup, Inc.,
Jr. Sub. Notes, 3 Month SOFR + 4.330%
9.699%(c)	10/30/23(oo)	735	735,692
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	823	799,325
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	102,451
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,777	2,918,909
2.572%(ff)	06/03/31	4,598	3,665,189
3.106%(ff)	04/08/26	492	469,695
3.668%(ff)	07/24/28	948	868,970
3.785%(ff)	03/17/33	1,500	1,249,254
3.887%(ff)	01/10/28	1,057	985,275
4.650%	07/30/45	458	366,352
4.650%	07/23/48	130	104,851
4.658%(ff)	05/24/28(a)	1,965	1,877,667
4.910%(ff)	05/24/33(a)	530	482,153
8.125%	07/15/39	150	175,574
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	3,854,574
Sub. Notes
4.400%	06/10/25	559	542,175
4.450%	09/29/27	964	904,446

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.600%	03/09/26	225	$217,205
4.750%	05/18/46	192	149,216
5.300%	05/06/44	271	230,954
5.500%	09/13/25	541	534,291
6.125%	08/25/36	558	537,997
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	887,561
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	640	587,688
3.758%(ff)	04/06/33	310	258,869
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26	927	852,600
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
5.301%	07/12/28(a)	1,175	1,149,254
6.316%(ff)	10/03/29	555	554,813
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	580	539,089
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25	540	512,283
5.000%	07/09/27	1,070	1,027,315
7.500%	02/15/28	1,090	1,143,749
7.950%	01/09/25	1,060	1,078,364
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	1,100	1,053,553
5.375%	01/12/24	380	378,897
Sr. Unsec’d. Notes, 144A, MTN
3.773%(ff)	03/28/25	2,225	2,190,419
6.259%(ff)	09/22/26	200	199,958
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	4,160	3,765,450
2.311%(ff)	11/16/27	545	474,897
3.961%(ff)	11/26/25	701	676,624
4.162%	05/13/25	1,095	1,061,216
6.720%(ff)	01/18/29	930	923,408
Sr. Unsec’d. Notes, SOFR + 1.219%
6.561%(c)	11/16/27	715	683,207
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23	3,255	3,234,192
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month SOFR + 1.029% (Cap N/A, Floor 4.000%)
6.439%(c)	10/30/23(oo)	84	69,307
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	9,695	8,630,166
1.948%(ff)	10/21/27	190	167,725
2.383%(ff)	07/21/32	4,290	3,265,750
2.615%(ff)	04/22/32	4,379	3,418,001
2.640%(ff)	02/24/28	4,335	3,867,108
2.650%(ff)	10/21/32	179	138,349
2.908%(ff)	07/21/42	165	106,479
3.500%	04/01/25	360	346,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.500%	11/16/26	940	$873,922
3.615%(ff)	03/15/28	1,645	1,518,107
3.750%	02/25/26	266	252,870
3.850%	01/26/27	803	753,045
4.223%(ff)	05/01/29	521	482,160
4.482%(ff)	08/23/28	3,917	3,706,128
6.250%	02/01/41	629	633,335
Sr. Unsec’d. Notes, 3 Month SOFR + 1.432%
6.796%(c)	05/15/26	766	769,992
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	351	345,477
Sub. Notes
4.250%	10/21/25	872	839,788
5.150%	05/22/45	146	125,190
6.750%	10/01/37	2,236	2,261,425
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(oo)	1,845	1,386,056
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26	834	776,649
2.206%(ff)	08/17/29	3,285	2,710,073
2.251%(ff)	11/22/27	647	571,228
2.804%(ff)	05/24/32	989	766,154
2.848%(ff)	06/04/31	417	333,256
5.402%(ff)	08/11/33	6,270	5,785,770
5.887%(ff)	08/14/27	1,655	1,634,419
6.161%(ff)	03/09/29	1,530	1,515,428
Sub. Notes
4.250%	08/18/25	618	594,122
4.762%(ff)	03/29/33	630	537,337
6.547%(ff)	06/20/34	2,345	2,232,680
HSBC USA, Inc.,
Sr. Unsec’d. Notes
5.625%	03/17/25	400	397,573
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28(a)	3,360	3,108,455
6.208%(ff)	08/21/29	390	381,842
Huntington National Bank (The),
Sr. Unsec’d. Notes
4.008%(ff)	05/16/25(a)	2,530	2,467,485
5.650%	01/10/30	845	793,717
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33	1,795	1,685,990
Sub. Notes, 144A, MTN
5.017%	06/26/24	3,859	3,750,948
5.710%	01/15/26	300	286,419
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	1,220,383
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27	3,385	3,019,359
2.083%(ff)	04/22/26	696	653,328
2.182%(ff)	06/01/28	462	404,207
2.522%(ff)	04/22/31	2,319	1,877,635

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.525%(ff)	11/19/41	1,589	$997,222
2.545%(ff)	11/08/32	995	769,962
2.739%(ff)	10/15/30	508	424,690
2.947%(ff)	02/24/28	4,250	3,854,938
2.950%	10/01/26	720	666,356
2.963%(ff)	01/25/33	6,175	4,924,815
3.509%(ff)	01/23/29	96	87,071
3.540%(ff)	05/01/28	2,554	2,347,927
3.702%(ff)	05/06/30	62	55,268
3.782%(ff)	02/01/28	1,936	1,801,869
3.897%(ff)	01/23/49	407	294,070
3.960%(ff)	01/29/27	1,242	1,186,510
3.964%(ff)	11/15/48	771	561,795
4.005%(ff)	04/23/29	5,020	4,625,253
4.023%(ff)	12/05/24	209	208,147
4.080%(ff)	04/26/26(a)	1,320	1,280,828
4.203%(ff)	07/23/29	1,014	939,071
4.452%(ff)	12/05/29	575	535,765
4.586%(ff)	04/26/33	40	36,018
4.851%(ff)	07/25/28	220	212,096
5.299%(ff)	07/24/29	1,945	1,892,642
Sub. Notes
3.875%	09/10/24	6	5,875
4.250%	10/01/27	337	320,067
4.950%	06/01/45	276	235,041
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	198,068
4.375%	03/22/28	624	579,875
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34	445	385,564
Sub. Notes
4.000%	07/15/24	550	535,999
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28(a)	2,915	2,685,398
5.400%	11/21/25	2,550	2,471,308
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.837%(ff)	04/17/26	380	366,819
4.080%(ff)	04/19/28	390	366,315
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	469	437,708
4.210%(ff)	04/20/28	1,325	1,245,119
5.123%(ff)	02/01/29	2,305	2,220,725
5.449%(ff)	07/20/29	585	570,115
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,686	2,024,960
2.699%(ff)	01/22/31	5,816	4,746,004
3.772%(ff)	01/24/29	377	343,568
3.875%	01/27/26	664	634,414
4.000%	07/23/25	110	106,341
4.431%(ff)	01/23/30	4,426	4,087,461
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	12,070	$8,934,195
2.188%(ff)	04/28/26	997	936,344
2.511%(ff)	10/20/32	220	168,043
2.630%(ff)	02/18/26	4,260	4,051,807
3.591%(ff)	07/22/28	428	390,033
3.622%(ff)	04/01/31	1,080	929,475
5.164%(ff)	04/20/29	2,675	2,572,845
Sub. Notes
5.948%(ff)	01/19/38	305	285,738
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,387,345
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.500%	04/23/25	260	243,461
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	573,167
5.516%(ff)	09/30/28	3,800	3,676,687
5.847%(ff)	03/02/27	1,270	1,252,160
Norinchukin Bank (The) (Japan),
Sr. Unsec’d. Notes, 144A
5.430%	03/09/28	1,830	1,809,325
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	710	689,047
5.812%(ff)	06/12/26	220	218,206
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
5.200%	08/01/28(a)	1,355	1,316,180
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	402	371,867
3.875%	05/04/32	440	381,140
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	3,260	2,904,556
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	3,295	3,099,102
2.797%(ff)	01/19/28	980	869,835
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	3,650	3,217,155
3.875%	03/28/24	2,708	2,673,935
Sub. Notes, 144A
6.221%(ff)	06/15/33	5,295	4,779,092
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.767%(ff)	11/16/28	1,505	1,572,213
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28	4,320	3,849,282
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
10.156%(c)	09/30/24	7,527	7,459,935
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	401	370,993

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.800%	03/10/27(a)	4,540	$4,121,176
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27	410	405,355
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	506,434
5.836%(ff)	06/12/34	170	160,142
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,365	3,843,632
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	1,460	1,438,100
Sr. Unsec’d. Notes
4.550%	04/17/26	350	335,718
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	703,763
2.193%(ff)	06/05/26	2,721	2,530,530
2.746%(ff)	02/11/33	330	248,743
3.091%(ff)	05/14/32	827	654,755
4.194%(ff)	04/01/31	1,496	1,308,883
4.253%	03/23/28	607	557,413
4.751%(ff)	05/12/28	1,925	1,818,056
6.246%(ff)	09/22/29	1,065	1,052,904
6.442%(ff)	08/11/28	1,705	1,702,869
6.537%(ff)	08/12/33	3,320	3,269,121
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,154	1,083,322
3.000%	10/23/26(a)	1,290	1,183,962
5.389%(ff)	04/24/34	890	833,510
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,879	7,788,840
2.879%(ff)	10/30/30	742	617,583
3.350%(ff)	03/02/33	3,595	2,902,560
4.808%(ff)	07/25/28	3,835	3,658,734
4.897%(ff)	07/25/33	1,490	1,348,851
5.013%(ff)	04/04/51	1,613	1,353,397
5.557%(ff)	07/25/34	30	28,428
5.574%(ff)	07/25/29	3,470	3,384,928
Sub. Notes
5.606%	01/15/44	696	618,267
Sub. Notes, GMTN
4.900%	11/17/45	713	570,488
Sub. Notes, MTN
4.400%	06/14/46	253	186,746
4.750%	12/07/46	998	774,914
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	2,103	2,007,753
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
5.457%	11/18/27	2,520	2,511,196
			375,604,795
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	69	$66,303
4.700%	02/01/36	2,500	2,290,767
4.900%	02/01/46	1,568	1,360,169
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	190,526
4.000%	04/13/28	220	207,982
4.350%	06/01/40	1,274	1,078,824
4.600%	04/15/48	88	74,452
4.750%	01/23/29	755	730,583
5.550%	01/23/49	190	182,463
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.250%	01/15/29	190	183,650
5.400%	06/15/33	1,120	1,050,575
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40	20	13,562
2.600%	06/01/50	286	174,719
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	02/02/26	1,560	1,532,208
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	73	67,232
2.875%	10/15/49	190	123,847
			9,327,862
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	118,003
5.150%	03/02/28	880	865,125
5.250%	03/02/30	425	415,065
5.250%	03/02/33	5,260	5,026,766
5.750%	03/02/63	955	881,899
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	1,065	988,824
4.250%	04/27/32	750	678,442
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	823	704,773
5.250%	10/15/33	2,485	2,423,858
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31(a)	1,235	923,184
2.200%	09/02/30	3,425	2,655,600
			15,681,539

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	$49,322
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	107	99,242
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	30,667
5.000%	02/15/27	81	75,226
			254,457
Chemicals — 0.4%
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25	879	875,612
6.165%	07/15/27(a)	2,815	2,775,425
6.550%	11/15/30	1,265	1,237,716
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	405	342,241
MEGlobal BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	409	387,744
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	378	371,385
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.950%	11/07/25	1,710	1,713,879
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	344	270,693
4.500%	10/22/25	411	395,119
5.125%	06/23/51	341	224,934
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	799	711,134
2.875%	05/11/31	758	587,291
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32	605	470,822
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	615	606,242
6.500%	09/27/28(a)	470	418,662
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	2,144	1,736,774
			13,125,673
Coal — 0.0%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	54	48,545
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		30	$28,453
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
5.500%	08/11/32		1,000	923,935
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	509	503,479
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		775	686,890
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		1,184	1,097,829
7.000%	10/15/37		425	459,441
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		715	595,454
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		457	435,476
4.950%	08/15/27		1,630	1,565,621
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25		355	332,199
Pelabuhan Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25(a)		200	193,555
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27		253	257,143
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		260	209,799
4.875%	01/15/28(a)		417	390,319
5.250%	01/15/30		624	575,691
Sec’d. Notes
3.875%	11/15/27		69	62,578
				8,317,862
Computers — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27		3,210	2,888,543
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
4.375%	05/15/28(a)		1,420	1,365,191
4.650%	05/15/33(a)		785	733,489
5.150%	05/15/53		320	287,659
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27		780	723,875
3.375%	03/24/29		1,825	1,637,463
3.625%	03/24/32		810	695,089

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care (cont’d.)
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33	490	$468,301
5.500%	03/22/25	1,795	1,790,919
			7,701,986
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	120	102,566
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	1,035,553
3.000%	10/29/28	829	709,599
3.150%	02/15/24	527	520,845
3.300%	01/30/32	460	365,135
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	272	258,141
5.300%	02/01/28	400	386,634
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	345,421
Sr. Unsec’d. Notes
3.375%	05/03/24	360	354,756
4.050%	05/03/29	470	437,326
5.043%(ff)	05/01/34	675	622,395
5.850%	11/05/27	2,535	2,552,638
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	4,042	3,970,769
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26	4,270	4,025,501
3.273%(ff)	03/01/30	625	522,813
4.927%(ff)	05/10/28	1,090	1,034,263
5.247%(ff)	07/26/30	2,635	2,434,358
5.468%(ff)	02/01/29	170	161,561
6.312%(ff)	06/08/29	1,485	1,451,671
6.377%(ff)	06/08/34	825	777,415
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	876,767
6.136%(ff)	08/24/34	180	174,730
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24	1,575	1,498,275
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	4,540	3,630,955
4.350%	06/15/29	610	573,712
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	213	206,772
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43(a)	127	$109,888
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	97	74,824
Nasdaq, Inc.,
Sr. Unsec’d. Notes
5.350%	06/28/28	770	756,017
5.550%	02/15/34	1,640	1,564,541
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)	195	184,370
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,497	1,141,427
2.999%	01/22/32	906	702,122
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26	1,245	1,124,881
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25	350	347,012
8.250%	10/01/23	713	713,000
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	02/15/24	224	222,903
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	382,288
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	274,374
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24	200	196,518
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25	3,315	3,165,117
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	1,330,677
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	179	170,925
4.300%	12/14/45	851	715,817
			42,104,706
Electric — 3.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	505,972
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	3,944,753
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	60,242

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	$307,610
3.750%	03/01/45	187	135,445
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/27	2,550	2,565,632
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	408,110
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.550%	08/01/33	620	600,061
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.600%	05/01/53	1,595	1,240,604
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	651	629,739
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	32,656
5.000%	02/01/31	60	48,586
5.125%	03/15/28	1,253	1,115,831
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	214,483
General Ref. Mortgage
3.950%	03/01/48	366	276,902
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%
5.991%(c)	05/13/24	1,391	1,390,680
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	710	594,059
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	86	77,792
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30	2,148	1,749,905
6.450%	01/15/38	438	453,693
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,355	845,890
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	170,121
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	111,610
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/32(a)	3,753	3,583,273
7.000%	06/15/38	592	615,424
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	867	745,697
Sr. Unsec’d. Notes, Series E
6.300%	03/15/33	75	75,855
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
3.700%	12/01/47	161	$114,256
3.950%	03/15/48	142	104,299
First Ref. Mortgage
3.750%	06/01/45	187	134,228
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	520	421,738
2.550%	06/15/31	7,379	5,845,992
4.300%	03/15/28	1,100	1,041,813
4.500%	08/15/32	2,220	1,996,246
5.000%	08/15/52	490	406,738
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33	1,035	999,998
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	291,704
4.000%	04/01/52	625	454,981
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	458	448,584
5.250%	11/15/28	455	437,760
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26	4,210	3,717,705
2.250%	07/12/31	1,085	818,021
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32	650	586,306
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	287	249,252
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,409,895
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	427,109
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	1,975	1,685,996
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	1,430	1,184,048
4.600%	07/01/27	1,595	1,534,422
5.125%	05/15/33	1,995	1,858,672
5.450%	03/01/28	2,310	2,285,868
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/28	1,725	1,693,054
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	104,902

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	665	$643,400
Georgia Power Co.,
Sr. Unsec’d. Notes
4.650%	05/16/28	650	626,221
4.700%	05/15/32	2,270	2,102,257
4.950%	05/17/33	845	793,370
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	455,411
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	1,290	1,068,490
Kentucky Utilities Co.,
First Mortgage, Series KENT
5.450%	04/15/33	635	620,397
Louisville Gas & Electric Co.,
First Mortgage, Series LOU
5.450%	04/15/33	735	719,489
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	438,345
MidAmerican Energy Co.,
First Mortgage
4.800%	09/15/43	2,500	2,133,175
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	112,370
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	2,208,900
5.850%	02/15/34	825	809,112
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
5.602%	06/12/28	270	265,966
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
4.150%	12/15/32	1,750	1,556,538
5.800%	01/15/33	325	324,561
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	3,595	2,875,611
4.625%	07/15/27	3,405	3,280,617
5.050%	02/28/33	460	429,301
6.051%	03/01/25	990	991,556
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	958	898,031
Gtd. Notes, 144A
3.375%	02/15/29	123	99,274
3.625%	02/15/31	503	381,554
3.875%	02/15/32	480	360,011
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	1,380	1,128,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	650	$619,908
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	238,932
5.000%	06/01/33	1,820	1,706,051
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	754	643,840
2.500%	02/01/31	2,220	1,685,768
3.250%	02/16/24	3,185	3,147,633
3.300%	08/01/40	82	52,641
4.550%	07/01/30	4,725	4,170,769
4.950%	07/01/50	2,691	2,008,967
5.450%	06/15/27	6,220	5,979,953
6.100%	01/15/29	1,215	1,184,873
6.150%	01/15/33	1,245	1,181,259
6.400%	06/15/33	2,700	2,604,890
Sr. Sec’d. Notes
3.250%	06/01/31	484	385,062
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,725	2,260,077
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	98,283
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	217,806
PPL Capital Funding, Inc.,
Gtd. Notes
4.125%	04/15/30	475	425,791
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	2,643,564
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.850%	11/15/27	1,780	1,790,009
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	1,840	1,601,285
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	177,659
Sempra,
Sr. Unsec’d. Notes
3.400%	02/01/28	500	454,832
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	800,262
3.650%	02/01/50	1,845	1,241,685
4.900%	06/01/26	1,605	1,577,011
5.300%	03/01/28	465	459,268
5.850%	11/01/27	2,345	2,357,037

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series D
4.700%	06/01/27	2,180	$2,112,715
First Ref. Mortgage
4.000%	04/01/47	734	531,453
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,108,003
Sr. Unsec’d. Notes
3.250%	07/01/26	395	370,309
4.850%	06/15/28	1,680	1,623,126
5.200%	06/15/33	2,525	2,384,039
5.700%	03/15/34	645	632,694
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	184,667
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.300%	04/01/33	1,455	1,373,817
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.450%	06/15/49	242	187,307
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
5.000%	04/01/33	2,125	1,989,824
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	776,999
5.500%	09/01/26	209	199,064
5.625%	02/15/27	704	666,952
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,750	2,683,543
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	735	666,660
			138,282,615
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	489,852
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	493,290
4.250%	10/31/26	1,386	1,301,482
			2,284,624
Entertainment — 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	500	486,265
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25	3,015	2,906,756
3.755%	03/15/27	190	175,381
4.054%	03/15/29	270	240,845
4.279%	03/15/32(a)	4,865	4,128,838
5.050%	03/15/42(a)	1,390	1,075,216
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
5.141%	03/15/52		3,585	$2,659,756
6.412%	03/15/26		340	339,964
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		280	265,966
				12,278,987
Environmental Control — 0.0%
Waste Management, Inc.,
Gtd. Notes
4.875%	02/15/29		1,945	1,898,916
Foods — 0.5%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,666	1,763,894
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,002	929,840
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)		2,305	2,195,295
5.300%	10/01/26		1,940	1,917,230
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23		591	589,365
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33		475	444,109
5.241%	11/18/25		655	649,079
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		230	215,434
4.250%	03/01/31		156	141,843
4.375%	06/01/46		559	433,589
4.625%	10/01/39		203	171,124
4.875%	10/01/49		345	286,641
5.000%	07/15/35		132	122,342
5.000%	06/04/42		204	176,589
5.500%	06/01/50		293	266,457
6.500%	02/09/40		1,270	1,282,411
6.750%	03/15/32		19	20,064
6.875%	01/26/39		54	56,653
Gtd. Notes, 144A
7.125%	08/01/39		12	12,690
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32		280	234,681
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25		239	228,776
3.950%	04/01/44		505	385,989
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25		639	597,681
2.625%	03/17/27		3,190	2,903,113

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	$294,753
Gtd. Notes, 144A
5.875%	09/30/27(a)	229	232,498
			16,552,140
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	758	778,631
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31	2,638	2,173,053
Gtd. Notes, Series DM3N
3.125%	01/15/32	291	223,052
			3,174,736
Gas — 0.4%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32	240	201,032
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27(a)	3,170	3,001,970
4.866%	08/05/32	3,020	2,683,761
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	251	239,796
KeySpan Gas East Corp.,
Sr. Unsec’d. Notes, 144A
5.994%	03/06/33	570	548,672
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	343,376
3.600%	05/01/30	4,385	3,820,552
5.400%	06/30/33	520	496,373
Southern California Gas Co.,
First Mortgage
5.200%	06/01/33	2,930	2,770,850
5.750%	06/01/53	590	550,013
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33	360	353,036
			15,009,431
Hand/Machine Tools — 0.1%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	04/15/28	2,695	2,620,222
6.300%	02/15/30	860	833,393
			3,453,615
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		261	$246,801
4.900%	11/30/46		168	153,377
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.375%	12/06/32		470	454,396
5.750%	12/06/52		350	333,795
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.650%	11/15/27		2,160	2,155,955
5.857%	03/15/30		1,580	1,566,380
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,380	1,166,013
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	236,447
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	346,377
1.875%	10/01/49	EUR	323	200,079
				6,859,620
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		283	224,295
6.750%	12/15/37		469	487,597
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		523	377,122
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		214	172,299
Sr. Sec’d. Notes
2.760%	10/01/24		3,577	3,464,008
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		150	114,154
4.625%	06/01/30		1,590	1,304,778
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32		280	248,946
4.550%	05/15/52		210	169,367
HCA, Inc.,
Gtd. Notes
4.500%	02/15/27		46	43,867
5.000%	03/15/24		112	111,405
5.250%	06/15/26		87	85,186
5.500%	06/15/47		656	559,777
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32		200	150,927
3.700%	03/23/29(a)		1,760	1,601,252
3.950%	03/15/27		419	397,247

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.800%	03/15/47	48	$39,816
4.950%	10/01/44	176	147,827
5.750%	03/01/28	1,680	1,684,702
5.875%	03/01/33	555	551,725
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	927,727
Unsec’d. Notes, Series 2021
2.810%	06/01/41	1,375	919,423
3.002%	06/01/51	285	177,788
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	770,094
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	143,496
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	152,446
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	195	127,420
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	236,845
4.375%	01/15/30	752	647,714
5.125%	11/01/27	958	891,222
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	200,686
2.300%	05/15/31	120	96,734
3.125%	05/15/60	73	44,265
3.250%	05/15/51	168	110,515
3.875%	08/15/59	511	363,052
4.000%	05/15/29	2,545	2,381,561
4.200%	05/15/32	1,180	1,075,299
4.450%	12/15/48	117	95,897
4.625%	11/15/41	701	605,347
4.750%	05/15/52	340	289,419
4.950%	05/15/62	310	266,570
5.050%	04/15/53	3,330	2,980,594
5.700%	10/15/40	1,541	1,519,287
5.875%	02/15/53	860	863,446
6.050%	02/15/63	255	259,027
			28,082,171
Home Builders — 0.1%
Bradley Pointe,
Unsec’d. Notes
4.640%	10/01/33^	714	681,400
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	161,320
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	309,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	79	$77,257
4.750%	11/29/27	180	173,256
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	535	482,337
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	372	316,721
5.250%	12/15/27	294	267,187
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	58	48,595
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	249	237,428
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	274	239,417
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	288,224
			3,282,157
Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25	249	234,733
3.900%	04/01/26	20	19,135
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	1,375	1,145,910
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.350%	02/28/33	505	483,718
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30	385	273,350
Athene Global Funding,
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	2,435	1,816,879
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	453,540
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26	133	126,230
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25	2,275	2,182,389
3.850%	04/05/29	1,205	1,081,531
Sr. Unsec’d. Notes, 144A
6.050%	09/15/33	355	344,795
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	3,565	2,983,685

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		830	$670,674
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25		282	259,370
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	437	455,120
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	1,885
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		447	430,940
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43		154	122,318
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		756	605,023
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		459	450,109
Sr. Unsec’d. Notes
5.375%	07/15/33		1,385	1,330,480
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		48	38,152
5.375%	03/15/33		1,425	1,368,291
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		253	233,200
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		309	308,205
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		653	549,862
6.850%	12/16/39		50	52,476
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29		2,920	2,488,763
4.650%	06/15/27		3,375	3,230,963
				23,741,726
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40		450	280,735
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27		603	523,720
1.500%	06/03/30		221	174,952
2.100%	05/12/31		459	368,147
2.500%	06/03/50		313	183,092
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
3.150%	08/22/27	263	$244,475
3.300%	04/13/27	210	197,549
3.450%	04/13/29	460	424,896
3.600%	04/13/32	890	789,444
3.875%	08/22/37	501	426,729
4.050%	08/22/47	424	340,607
4.250%	08/22/57	145	115,974
4.950%	12/05/44	151	140,127
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	235,709
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31	2,081	1,545,038
4.027%	08/03/50	1,071	610,577
			6,601,771
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39(a)	224	224,184
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	192	192,703
6.875%	11/10/39(a)	411	411,205
			828,092
Leisure Time — 0.1%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	593,980
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	1,540	1,383,450
			1,977,430
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	503,568
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	596	480,380
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	1,462	1,361,850
3.200%	08/08/24	2,716	2,627,641
3.500%	08/18/26	322	292,970
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	262,069
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.550%	03/08/27(a)	880	760,971
3.100%	03/08/29	1,010	830,695
4.300%(cc)	01/08/26(a)	780	728,419
5.375%	08/08/25	870	841,612

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
5.650%	08/08/28(a)	1,540	$1,444,712
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,202	1,036,725
			11,171,612
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	220	193,306
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	102,862
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	496,842
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33	460	443,971
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	189	178,392
2.565%	02/15/30	2,427	2,011,924
			3,233,991
Media — 1.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	200	164,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	340	266,835
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34	1,383	1,019,785
4.500%	08/15/30	66	54,136
4.750%	03/01/30(a)	385	323,783
4.750%	02/01/32	400	320,025
5.000%	02/01/28	265	240,559
5.125%	05/01/27	1,013	943,488
5.375%	06/01/29	161	144,466
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	03/01/42	95	58,580
3.700%	04/01/51	885	513,916
3.850%	04/01/61	534	297,297
3.900%	06/01/52	3,370	2,014,605
3.950%	06/30/62	235	132,852
4.200%	03/15/28	80	73,417
4.400%	12/01/61	512	313,398
4.800%	03/01/50	1,489	1,037,032
4.908%	07/23/25	1,017	993,853
5.050%	03/30/29	2,370	2,214,450
5.125%	07/01/49	404	293,795
5.375%	04/01/38	460	375,764
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.375%	05/01/47	471	$359,320
5.500%	04/01/63	480	353,944
5.750%	04/01/48	178	142,171
6.384%	10/23/35	899	836,998
6.484%	10/23/45	2,226	1,941,483
6.834%	10/23/55	171	151,233
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	202,281
2.800%	01/15/51	604	353,827
2.937%	11/01/56	152	86,371
3.150%	03/01/26	307	291,501
3.250%	11/01/39	58	42,168
3.300%	04/01/27	604	562,544
3.375%	08/15/25	220	211,543
3.400%	04/01/30	340	299,380
3.400%	07/15/46	54	36,742
3.450%	02/01/50	90	60,556
3.750%	04/01/40	1,716	1,328,479
3.969%	11/01/47	1,009	750,343
3.999%	11/01/49	274	202,599
4.000%	08/15/47	793	591,525
4.000%	03/01/48	87	65,212
4.150%	10/15/28	275	260,470
4.200%	08/15/34	93	81,241
4.250%	10/15/30	526	484,590
4.250%	01/15/33	258	232,014
4.800%	05/15/33(a)	2,744	2,576,046
4.950%	10/15/58	90	77,273
5.350%	11/15/27	1,415	1,413,180
5.650%	06/15/35	79	77,921
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	624	607,885
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	136,765
4.500%	11/15/31	2,015	1,426,191
5.500%	04/15/27(a)	545	467,090
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	765	646,506
4.000%	09/15/55	519	310,753
4.125%	05/15/29	174	155,204
5.200%	09/20/47	2,067	1,562,835
5.300%	05/15/49	2,998	2,291,132
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	276,753
5.875%	11/15/24(a)	988	919,526
7.750%	07/01/26	105	78,664
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	330	280,438
5.750%	12/01/28	50	38,425

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	397	$343,039
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	1,360	1,081,196
4.375%	03/15/43	1,668	1,074,541
4.950%	01/15/31(a)	380	326,267
5.850%	09/01/43	846	652,390
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes
8.375%	07/15/33	682	729,685
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	271,635
5.875%	11/15/40	684	567,200
6.550%	05/01/37	1,469	1,332,166
6.750%	06/15/39	1,584	1,443,903
7.300%	07/01/38	1,490	1,435,035
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	188,338
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	370	328,926
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	67,678
			44,909,157
Mining — 0.5%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	194,650
3.875%	03/16/29	1,905	1,706,880
4.000%	09/11/27	245	228,404
4.750%	04/10/27	670	641,291
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	374	357,569
5.750%	05/01/43	144	138,262
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33	1,230	1,164,986
5.000%	09/30/43	217	194,724
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
5.950%	01/08/34	1,895	1,833,685
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
8.625%	06/01/31	200	199,000
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	225	213,446
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		23	$22,578
4.625%	08/01/30		314	282,880
5.250%	09/01/29		4,000	3,778,421
5.400%	11/14/34		250	227,222
5.450%	03/15/43		898	769,079
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
5.550%	10/25/42		50	42,989
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.850%	04/27/31		800	632,954
4.000%	03/27/27		443	415,481
5.700%	05/08/33		1,200	1,136,391
6.375%	10/06/30		1,900	1,892,830
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
5.250%	11/08/42		937	808,996
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		399	372,251
				17,254,969
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29		242	202,039
3.050%	04/15/30		107	92,392
3.700%	04/15/50(a)		568	404,347
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42		248	201,795
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29		830	746,405
				1,646,978
Multi-National — 0.1%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		417	428,654
Sr. Unsec’d. Notes, GMTN
7.350%	10/06/30	INR	359,000	4,285,868
				4,714,522
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		3,500	3,156,314
3.569%	12/01/31		820	669,858
				3,826,172

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,101	$3,283,159
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	617	399,060
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	134	131,016
9.000%	11/01/27	28	35,471
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)	2,560	2,077,322
2.939%	06/04/51	960	585,304
3.000%	02/24/50	1,070	666,974
3.119%	05/04/26	501	473,301
3.633%	04/06/30	385	346,220
4.812%	02/13/33	1,325	1,240,938
4.893%	09/11/33	820	769,595
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	1,782	1,695,128
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	465	386,174
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	2,987,162
3.750%	02/15/52	1,223	802,732
5.400%	06/15/47	111	95,161
6.750%	11/15/39	53	52,886
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	258	231,157
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	140	101,292
4.025%	03/15/62	665	477,199
4.150%	11/15/34	102	88,193
4.300%	11/15/44	362	292,336
5.050%	09/15/33	1,355	1,297,137
5.700%	09/15/63	550	523,054
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	231	226,990
4.375%	01/15/28	1,276	1,182,276
4.900%	06/01/44	133	97,665
Gtd. Notes, 144A
2.268%	11/15/26	504	446,553
5.750%	01/15/31	325	305,048
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	05/15/27	842	790,482
4.375%	03/15/29	594	548,861
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	$209,436
4.750%	05/15/42	655	520,155
5.000%	06/15/45	1,207	971,790
5.250%	10/15/27	140	136,153
5.600%	07/15/41	968	853,977
5.875%	06/15/28	121	119,920
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	774	687,404
6.250%	03/15/33	1,370	1,371,601
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31	474	361,875
5.375%	06/26/26	372	356,330
5.875%	05/28/45	1,182	778,761
8.625%	01/19/29	1,580	1,581,738
8.875%	01/13/33	372	362,412
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	550	530,564
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	135	125,330
5.375%	03/30/28	930	833,950
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	456	385,587
4.375%	04/15/30	164	154,622
4.950%	04/15/50	190	167,651
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	1,000	925,357
5.000%	01/15/29	177	166,407
6.125%	02/01/25	37	36,883
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	27,799
3.625%	05/15/31	350	294,927
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	1,355	1,043,263
3.700%	04/06/50	565	414,027
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.043%	03/01/26	325	308,173
3.452%	04/15/51	205	142,737
3.482%	03/19/30	590	531,865
4.114%	03/01/46	737	589,278
4.327%	03/19/50	73	60,019
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	920	974,951
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	93,173

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.000%	04/15/30		500	$450,064
6.000%	02/01/31		103	90,607
6.250%	04/15/32		625	554,766
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30		260	235,934
6.375%	10/24/48(a)		350	284,561
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26(a)		415	406,517
4.875%	04/03/28		425	413,759
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45		177	154,553
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46		448	328,688
4.500%	07/15/44		78	55,336
6.450%	09/15/36		1,502	1,475,071
6.600%	03/15/46(a)		981	963,357
6.625%	09/01/30		655	663,645
6.950%	07/01/24		307	308,623
7.500%	05/01/31		249	263,316
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28		320	313,015
6.250%	07/15/33		660	638,932
7.375%	11/01/31		475	498,176
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	179,970
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	175,522
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	424	454,235
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31		788	561,056
6.375%	01/23/45		1,756	1,014,266
6.490%	01/23/27		1,062	937,215
6.500%	03/13/27		174	152,583
6.500%	01/23/29		335	271,045
6.700%	02/16/32		1,485	1,099,643
6.840%	01/23/30		523	407,482
6.875%	10/16/25(a)		251	239,773
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	498	421,545
Gtd. Notes, MTN
6.875%	08/04/26(a)		242	221,657
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		655	591,522
5.100%	03/29/26		630	621,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	270	$261,764
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32(a)	510	405,317
3.625%	01/12/52(a)	890	566,601
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	253	218,054
2.875%	05/10/26	152	143,367
3.000%	11/26/51(a)	2,425	1,505,715
4.375%	05/11/45	792	651,323
4.550%	08/12/43	492	416,349
6.375%	12/15/38	665	707,998
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	350	300,255
5.375%	02/01/29	30	27,614
5.375%	03/15/30(a)	160	145,970
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	2,120	2,003,512
7.500%	01/15/28	670	688,308
			62,244,423
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	820	709,051
Halliburton Co.,
Sr. Unsec’d. Notes
7.450%	09/15/39	475	525,104
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	226	210,843
Schlumberger Investment SA,
Gtd. Notes
4.850%	05/15/33(a)	1,480	1,393,371
			2,838,369
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	430	355,287
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	575	450,337
6.000%	06/15/29(a)	650	632,125
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	240,507
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	355	349,557

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	$237,837
			2,265,650
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	652	605,239
3.200%	11/21/29	2,844	2,509,234
3.750%	11/14/23	127	126,677
4.050%	11/21/39	3,575	2,918,687
4.250%	11/21/49	397	314,433
4.300%	05/14/36	221	193,832
4.500%	05/14/35	777	701,569
4.700%	05/14/45	1,943	1,658,255
4.875%	11/14/48	100	87,460
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	159	62,805
5.250%	01/30/30	4,231	1,589,269
5.250%	02/15/31	348	133,545
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	2,090	1,940,596
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	170	166,987
3.734%	12/15/24	117	114,026
4.685%	12/15/44	59	49,569
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.900%	07/26/24	35	34,209
3.400%	07/26/29	517	468,478
Cigna Group (The),
Gtd. Notes
4.125%	11/15/25	204	197,549
4.375%	10/15/28	724	684,090
4.800%	08/15/38	792	696,677
4.900%	12/15/48	224	188,795
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	3,231,563
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	129,337
2.125%	09/15/31	663	506,904
3.250%	08/15/29	3,183	2,784,279
3.625%	04/01/27	179	167,197
3.750%	04/01/30	448	396,116
3.875%	07/20/25	427	412,466
4.125%	04/01/40	186	144,103
4.250%	04/01/50	136	100,428
4.300%	03/25/28	348	329,102
5.000%	01/30/29	46	44,503
5.050%	03/25/48	517	429,510
5.125%	07/20/45	790	664,549
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.250%	02/21/33(a)	795	$751,868
5.875%	06/01/53	105	97,198
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	201	199,428
6.943%	01/10/30	201	202,540
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	570	498,750
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	551	463,298
McKesson Corp.,
Sr. Unsec’d. Notes
5.100%	07/15/33	1,550	1,481,311
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	265,364
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	43	34,466
2.625%	04/01/30	527	450,112
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	130	114,897
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	2,692	2,393,686
4.100%	10/01/46	2,113	1,314,920
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	964,201
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	1,841,190
			35,855,267
Pipelines — 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	495	497,937
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	176,334
3.302%	01/15/35	553	439,495
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	1,060	842,525
4.000%	03/01/31	210	178,927
4.500%	10/01/29	825	746,834
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	990	912,367
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	720	716,522

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	950	$935,634
6.036%	11/15/33	2,000	1,953,893
6.544%	11/15/53	715	698,498
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	205,713
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	36,989
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,600	1,293,712
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	08/01/33	495	366,441
5.700%	03/08/33	3,090	2,958,033
Energy Transfer LP,
Jr. Sub. Notes, Series A, 3 Month LIBOR + 4.028%
9.654%(c)	10/16/23(oo)	150	140,169
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	918	848,901
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,535	1,324,323
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	999	919,951
Sr. Unsec’d. Notes
2.900%	05/15/25	3,001	2,850,251
3.750%	05/15/30	201	175,227
4.950%	06/15/28	916	874,965
5.250%	04/15/29	690	661,519
5.300%	04/01/44	78	63,198
5.400%	10/01/47	3,551	2,920,520
6.050%	06/01/41(a)	1,194	1,080,403
6.100%	02/15/42	149	135,044
6.250%	04/15/49	1,325	1,215,686
7.500%	07/01/38	192	201,545
7.600%	02/01/24	263	263,425
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	35	34,922
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	546	463,896
3.125%	07/31/29	1,347	1,182,988
3.700%	01/31/51	207	145,756
3.950%	01/31/60	361	253,682
4.150%	10/16/28	1,067	999,361
4.200%	01/31/50	390	300,748
4.800%	02/01/49	103	87,294
4.850%	03/15/44	151	129,833
5.350%	01/31/33	450	440,326
5.375%(ff)	02/15/78	230	191,342
5.950%	02/01/41	335	329,355
7.550%	04/15/38	151	167,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, Series H
6.650%	10/15/34	190	$200,113
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	49,837
7.500%	06/01/30(a)	50	50,240
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	681,047
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	345	265,414
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	1,735	1,697,732
6.510%	02/23/42	1,250	1,228,975
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	761,840
4.300%	03/01/28	257	241,646
5.300%	12/01/34	143	130,969
5.550%	06/01/45	242	207,970
Gtd. Notes, GMTN
7.750%	01/15/32	1,297	1,406,072
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,189	961,221
4.700%	04/15/48	177	134,138
4.800%	02/15/29	357	338,407
4.875%	12/01/24	706	696,007
4.875%	06/01/25	1,097	1,075,577
4.950%	09/01/32	1,795	1,635,053
4.950%	03/14/52	163	126,871
5.200%	03/01/47	3,353	2,731,800
5.500%	02/15/49	223	188,803
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	715,270
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	718	600,968
4.350%	03/15/29	740	680,962
4.450%	09/01/49	2,732	1,961,483
5.200%	07/15/48	299	244,529
5.550%	11/01/26	160	158,957
5.800%	11/01/30	260	254,439
6.050%	09/01/33	550	540,513
6.100%	11/15/32	355	350,583
6.625%	09/01/53	710	694,797
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	335	287,493
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	595	545,923

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	1,047	$1,150,401
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	577,290
7.500%	10/01/25	239	238,415
Targa Resources Corp.,
Gtd. Notes
5.200%	07/01/27	2,295	2,248,321
6.125%	03/15/33	520	510,128
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	2,580	2,166,408
4.875%	02/01/31	704	628,396
6.500%	07/15/27	231	230,461
6.875%	01/15/29	567	567,735
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	981	895,434
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	10/12/31	515	398,694
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	490	419,963
3.950%	05/15/50	540	383,023
4.000%	03/15/28	1,200	1,116,973
7.850%	02/01/26	1,301	1,352,744
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	54,680
3.875%	11/01/33	440	341,606
4.125%	08/15/31	40	32,830
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%(cc)	02/01/25	727	696,507
4.050%(cc)	02/01/30	2,979	2,598,177
4.500%	03/01/28	176	163,533
5.250%(cc)	02/01/50	441	341,203
5.300%	03/01/48	130	101,638
5.450%	04/01/44	398	321,087
5.500%	08/15/48	91	72,210
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	955	760,237
3.750%	06/15/27	11	10,233
4.650%	08/15/32	1,255	1,138,084
4.850%	03/01/48	239	191,435
4.900%	01/15/45	390	312,588
5.100%	09/15/45	353	295,302
5.300%	08/15/52	60	51,050
5.400%	03/04/44	417	360,008
5.650%	03/15/33	1,310	1,266,542
7.750%	06/15/31	643	689,116
8.750%	03/15/32	103	116,805
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		833	$885,121
				76,892,068
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
3.650%	03/15/27		1,735	1,608,693
3.800%	08/15/29		1,520	1,352,048
5.800%	11/15/28		1,120	1,111,299
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		5,683	4,962,478
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		955	668,393
Crown Castle, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/28		645	591,243
4.800%	09/01/28		2,900	2,752,983
Equinix, Inc.,
Sr. Unsec’d. Notes
3.200%	11/18/29		1,695	1,448,035
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		1,745	1,352,530
4.000%	01/15/31		745	620,131
5.250%	06/01/25		17	16,655
5.300%	01/15/29		230	213,238
5.375%	04/15/26		127	123,203
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30		2,013	1,616,786
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	310	229,423
3.325%	03/24/25(a)	EUR	624	575,609
5.000%	10/15/27(a)		18	13,940
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,098	916,145
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		1,359	1,044,396
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		710	650,895
5.125%	05/15/32		1,695	1,520,129
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		1,500	1,436,682
4.500%	09/01/26		1,803	1,698,368
5.750%	02/01/27		351	339,958
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		780	750,163

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30		2,091	$1,769,664
				29,383,087
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		366	328,910
Bayer Corp.,
Sr. Unsec’d. Notes, 144A
6.650%	02/15/28		595	609,378
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27		1,072	936,492
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	446	454,258
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,077	1,102,663
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32		1,475	1,087,812
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27		244	222,402
2.700%	04/15/30		361	307,655
3.300%	04/15/40		414	307,792
3.350%	04/15/50		623	424,490
3.900%	12/06/28		73	68,809
3.900%	06/15/47		69	52,564
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30		169	157,652
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25		97	89,769
3.500%	07/01/27		327	305,835
3.600%	07/01/30		337	301,113
3.625%	09/01/49		73	51,425
3.700%	01/30/26		379	364,470
4.200%	04/01/50		619	479,863
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32		1,850	1,695,774
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28		398	337,227
				9,686,353
Semiconductors — 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		1,650	1,202,508
4.926%	05/15/37		1,785	1,537,658
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	$433,410
3.200%	08/12/61	176	101,952
3.700%	07/29/25	366	354,167
3.734%	12/08/47	104	73,841
4.750%	03/25/50	251	206,876
5.050%	08/05/62	970	811,568
5.125%	02/10/30	300	294,051
5.625%	02/10/43	330	313,783
5.700%	02/10/53	425	398,411
5.900%	02/10/63	235	222,867
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.950%	09/15/33	475	466,276
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.875%	02/09/33	180	172,019
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	263	228,998
3.500%	04/01/40	1,182	931,669
3.500%	04/01/50	1,034	753,502
3.700%	04/01/60	366	266,831
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	468	364,352
2.700%	05/01/25	390	369,977
4.300%	06/18/29	990	905,533
4.400%	06/01/27	3,335	3,163,414
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24	3,290	3,098,861
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	250	202,258
			16,874,782
Software — 0.3%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	71	43,232
2.921%	03/17/52	140	91,856
3.450%	08/08/36	31	26,132
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	890	805,866
2.875%	03/25/31	1,241	1,013,744
2.950%	04/01/30	710	596,287
3.600%	04/01/40	859	617,782
4.100%	03/25/61	3,854	2,562,562
4.300%	07/08/34	2,041	1,751,794
4.650%	05/06/30	310	289,777
4.900%	02/06/33	1,100	1,013,102
6.150%	11/09/29	1,605	1,629,378
			10,441,512

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 1.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	530	$465,969
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	100	75,263
2.300%	06/01/27(a)	766	678,330
2.550%	12/01/33	1,098	805,952
3.500%	06/01/41	4,242	2,947,177
3.500%	09/15/53	4,423	2,732,774
3.550%	09/15/55	397	243,350
3.650%	09/15/59	894	543,311
3.800%	12/01/57	692	438,226
4.350%	06/15/45	214	159,080
4.500%	05/15/35	115	97,982
5.350%	09/01/40	230	203,927
5.400%	02/15/34(a)	1,175	1,099,040
5.539%	02/20/26	3,055	3,032,960
5.550%	08/15/41	221	198,879
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	180	168,469
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	1,130	938,555
Sprint LLC,
Gtd. Notes
7.625%	02/15/25	380	385,980
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	275	208,006
5.213%	03/08/47(a)	170	134,463
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	184,223
2.550%	02/15/31	293	233,232
2.625%	02/15/29	1,246	1,055,715
2.700%	03/15/32	4,310	3,362,137
2.875%	02/15/31	453	367,515
3.000%	02/15/41	35	23,182
3.375%	04/15/29	430	378,013
3.500%	04/15/25(a)	1,620	1,562,796
3.500%	04/15/31	420	354,740
3.750%	04/15/27	121	112,992
3.875%	04/15/30	5,745	5,085,318
5.050%	07/15/33	925	856,694
5.750%	01/15/34	1,055	1,029,194
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	2,445	1,842,039
2.100%	03/22/28	405	348,033
2.355%	03/15/32	4,777	3,641,456
2.550%	03/21/31	1,084	862,402
2.625%	08/15/26	355	327,886
2.650%	11/20/40	709	445,935
2.850%	09/03/41(a)	123	79,157
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.875%	11/20/50	121	$69,591
3.150%	03/22/30	1,433	1,220,513
3.400%	03/22/41	200	141,029
3.850%	11/01/42	269	198,319
3.875%	02/08/29	176	161,099
4.000%	03/22/50	546	389,488
4.016%	12/03/29	398	360,006
4.125%	03/16/27	213	202,674
4.329%	09/21/28	459	431,019
4.400%	11/01/34	165	143,104
4.500%	08/10/33	934	831,529
4.862%	08/21/46	67	55,407
5.250%	03/16/37	1,261	1,168,390
5.500%	03/16/47	97	89,593
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	630	508,725
			43,680,838
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/24	200	7,000
Transportation — 0.1%
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	425	424,720
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	265	220,133
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24	200	197,466
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	271	258,098
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	124	111,897
2.891%	04/06/36	121	91,044
3.750%	07/15/25	251	242,984
3.750%	02/05/70	827	554,505
			2,100,847
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	4,965	4,649,376
5.750%	05/24/26	725	714,273
6.050%	08/01/28	550	543,221
6.200%	06/15/30	1,590	1,566,523
			7,473,393

Total Corporate Bonds (cost $1,353,074,063)			1,201,504,844

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans — 0.7%
Airlines — 0.1%
Air Canada (Canada),
Term Loan, 3 Month SOFR + 3.762%
9.128%(c)	08/11/28	820	$819,333
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
9.076%(c)	10/20/27	510	528,615
United Airlines, Inc.,
Class B Term Loan, 1 Month SOFR + 3.864%
9.182%(c)	04/21/28	571	572,776
			1,920,724
Auto Parts & Equipment — 0.0%
Power Solutions,
2023 Term Loans, 1 Month SOFR + 3.750%
9.066%(c)	05/06/30	230	229,425
Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.902%(c)	03/31/28	449	438,562
Building Materials — 0.0%
API Group, Inc.,
Initial Term Loan, 1 Month SOFR + 2.614%
7.931%(c)	10/01/26	324	324,253
Quikrete Holdings, Inc.,
Term B-1, 1 Month SOFR + 2.864%
8.181%(c)	03/18/29	368	368,085
			692,338
Commercial Services — 0.1%
Garda World Security Corp. (Canada),
Term Loan B-2, 3 Month SOFR + 4.350%
9.746%(c)	10/30/26	237	236,512
GTCR W Merger Sub LLC,
Term Loan
—%(p)	09/20/30	1,360	1,358,939
			1,595,451
Computers — 0.0%
Magenta Buyer LLC,
First Lien Initial Term Loan, 3 Month SOFR + 5.262%
10.631%(c)	07/27/28	63	46,606
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%
9.166%(c)	02/01/28	1,007	1,002,520
			1,049,126
Diversified Financial Services — 0.1%
Allspring Buyer LLC,
Term Loan, 3 Month SOFR + 3.512%
8.949%(c)	11/01/28	209	206,015
Citadel Securities LP,
Term Loan B, 1 Month SOFR + 2.614%
7.931%(c)	07/29/30	60	59,724
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 3 Month SOFR + 3.750%
9.140%(c)	04/09/27	503	491,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Diversified Financial Services (cont’d.)
Focus Financial Partners LLC,
Tranche B-5 Term Loan, 1 Month SOFR + 3.250%
8.566%(c)	06/30/28	356	$355,657
Setanta Aircraft Leasing DAC (Ireland),
Term Loan, 3 Month LIBOR + 2.262%
7.652%(c)	11/05/28	730	729,430
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.100%
8.418%(c)	01/13/29	772	766,086
			2,608,237
Engineering & Construction — 0.1%
Brown Group Holding LLC,
Initial Term Loan, 1 Month SOFR + 2.850%
8.166%(c)	06/07/28	1,468	1,453,477
KKR Apple Bidco LLC,
Initial Term Loan, 1 Month SOFR + 2.864%
8.181%(c)	09/22/28	387	383,981
			1,837,458
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Term B Loan, 1 Month SOFR + 3.350%
8.666%(c)	02/06/30	60	59,584
PCI Gaming Authority,
Term B Facility Loan, 1 Month SOFR + 2.614%
7.931%(c)	05/29/26	945	943,529
UFC Holdings LLC,
Term Loan B-3, 3 Month SOFR + 3.012%
8.369%(c)	04/29/26	274	273,335
			1,276,448
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2023 Term Loan, 1 Month SOFR + 2.500%
7.823%(c)	05/31/27	43	43,356
Healthcare-Products — 0.0%
Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	10/23/28	182	181,012
Healthcare-Services — 0.1%
Eyecare Partners LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.864%
9.181%(c)	02/18/27	128	89,456
Global Medical Response, Inc.,
2020 Term Loan, 3 Month SOFR + 4.512%
9.780%(c)	10/02/25	1,177	814,675
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	03/05/26	757	751,623
Tranche B3 Term Loan, 1 Month SOFR + 3.614%
8.931%(c)	03/05/26	167	166,079
			1,821,833

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
2018 Refinancing term Loan B, 3 Month SOFR + 2.600%
7.990%(c)	02/01/27	299	$295,872
Insurance — 0.1%
Amwins Group, Inc.,
February 2023 Incremental Term Loan, 1 Month SOFR + 2.864%
8.181%(c)	02/19/28	109	109,019
AmWINS Group, Inc.,
Term Loan, 1 Month SOFR + 2.364%
7.681%(c)	02/19/28	341	338,582
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	12/23/26	517	507,052
New B-09 Term Loan, 1 Month SOFR + 3.364%
8.681%(c)	07/31/27	463	449,598
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.666%(c)	08/21/28	784	764,494
			2,168,745
Internet — 0.0%
NortonLifeLock, Inc.,
Tranche B Term Loan, 1 Month SOFR + 2.100%
7.416%(c)	09/12/29	894	890,215
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month SOFR + 3.614%
8.931%(c)	08/17/28	512	512,254
Lodging — 0.0%
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month SOFR + 1.850%
7.170%(c)	06/22/26	950	948,983
Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Initial Tranche B Term Loan, 1 Month SOFR + 2.114%
7.431%(c)	07/30/29	343	342,398
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B1, 3 Month SOFR + 1.750%
7.116%(c)	04/30/25	417	417,024
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month SOFR + 2.614%
7.931%(c)	09/18/26	10	9,873
			426,897
Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%
9.490%(c)	10/01/27	971	945,195
Retail — 0.0%
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month SOFR + 2.864%
8.181%(c)	10/19/27	405	401,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%
8.568%(c)	02/15/29	1,028	$1,006,189
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%
9.166%(c)	10/08/28	273	268,731
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%
9.316%(c)	10/16/26	1,013	1,005,053
Interface Security Systems, LLC,
Term Loan
—%(p)	08/07/24^	1,005	753,728
			3,033,701
Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month SOFR + 2.100%
7.490%(c)	12/30/26	685	684,213

Total Floating Rate and Other Loans (cost $25,045,285)			24,343,791
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	125,289
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	463,896
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,086,278
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	1,092,881
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	310	311,083
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,015	1,030,045
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	407,855
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	970	1,102,731
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	96,201
			5,127,074

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,235	$1,172,072
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	455	454,854
Massachusetts — 0.1%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	2,192	2,051,235
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	85,683
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	414,897
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	510,784
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	401,123
			1,326,804
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	536,635
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	255	256,974
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	96,243
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	2,705	2,551,700
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	183,731
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	329,616
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	467,744
			4,422,643
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	710,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	$105,827
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	258,190
			364,017
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	305,816
Taxable, Revenue Bonds
4.427%	02/01/42	265	231,932
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	980	827,976
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	398,122
Texas Natural Gas Securitization Finance Corp.,
Taxable, Revenue Bonds, Series 2023-01, Class A1
5.102%	04/01/35	2,445	2,398,941
			4,162,787
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	1,679,643

Total Municipal Bonds (cost $26,295,683)			22,146,297
Residential Mortgage-Backed Securities — 7.0%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	113,283
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	3,555	3,222,790
Series 2020-06, Class A1, 144A
1.261%(cc)	05/25/65	2,559	2,263,460
Series 2022-01, Class A1, 144A
2.881%	12/25/66	2,067	1,767,870
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month SOFR + 1.014% (Cap 11.500%, Floor 0.900%)
6.334%(c)	11/25/34	1,809	1,757,641
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 3.700%)
9.134%(c)	10/25/30	199	201,259
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
9.034%(c)	06/25/30	100	100,294
BRAVO Residential Funding Trust,
Series 2022-NQM02, Class A1, 144A
4.272%(cc)	11/25/61	979	940,504

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	3,480	$3,357,546
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,586	1,396,760
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	4,236	3,939,371
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.163%(cc)	09/25/47	134	117,125
Series 2022-A, Class A1, 144A
6.170%	09/25/62	643	637,525
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	4,120	3,116,577
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	5,709	4,328,827
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,119	3,161,536
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	4,220	3,456,695
Series 2022-04, Class A1, 144A
4.301%(cc)	03/25/67	687	643,800
Series 2022-05, Class A1, 144A
4.550%(cc)	04/25/67	3,842	3,617,523
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 30 Day Average SOFR + 2.264% (Cap N/A, Floor 0.000%)
7.579%(c)	09/25/31	3	2,849
Series 2022-R08, Class 1M1, 144A, 30 Day Average SOFR + 2.550% (Cap N/A, Floor 2.550%)
7.865%(c)	07/25/42	540	549,454
Series 2023-R03, Class 2M1, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.815%(c)	04/25/43	1,093	1,105,139
Series 2023-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.615%(c)	05/25/43	758	767,328
Series 2023-R05, Class 1M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.215%(c)	06/25/43	2,191	2,198,746
Series 2023-R06, Class 1M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.015%(c)	07/25/43	1,024	1,023,600
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	2,935	2,513,313
Series 2020-RPL04, Class A1, 144A
2.000%(cc)	01/25/60	1,185	1,005,160
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	161	158,105
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	2,222	1,623,831
Series 2021-NQM01, Class A1, 144A
0.809%(cc)	05/25/65	2,044	1,690,310
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-NQM03, Class A1, 144A
1.015%(cc)	04/25/66	854	$691,585
Series 2022-07R, Class A1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.816%(c)	10/25/66	1,174	1,144,713
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	990	905,775
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	6,081	5,188,497
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	5,279	4,402,047
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
2.577%(cc)	04/15/36	16,334	1,622,958
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.015%(c)	10/25/33	412	413,905
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.865%(c)	04/25/34	1,005	1,004,762
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	281	7,973
Series 409, Class C02, IO
3.000%	04/25/27	365	12,746
Series 409, Class C13, IO
3.500%	11/25/41	319	48,470
Series 409, Class C22, IO
4.500%	11/25/39	283	52,342
Series 426, Class C38, IO
2.000%	03/25/52	3,841	487,251
Series 429, Class C3, IO
2.500%	09/25/52	2,428	380,786
Series 437, Class C8, IO
2.500%	06/25/52	3,280	496,147
Fannie Mae REMIC,
Series 2004-038, Class FK, 30 Day Average SOFR + 0.464% (Cap 8.000%, Floor 0.350%)
5.779%(c)	05/25/34	84	83,158
Series 2010-027, Class AS, IO, 30 Day Average SOFR x (1) + 6.366% (Cap 6.480%, Floor 0.000%)
1.051%(c)	04/25/40	237	20,389
Series 2011-098, Class ZL
3.500%	10/25/41	1,882	1,683,755
Series 2011-099, Class KS, IO, 30 Day Average SOFR x (1) + 6.586% (Cap 6.700%, Floor 0.000%)
1.271%(c)	10/25/26	171	2,618
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,591,360
Series 2012-028, Class B
6.500%	06/25/39	13	12,957
Series 2012-046, Class BA
6.000%	05/25/42	209	211,395

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-051, Class B
7.000%	05/25/42	80	$84,360
Series 2012-074, Class OA, PO
0.291%(s)	03/25/42	36	31,276
Series 2012-074, Class SA, IO, 30 Day Average SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.221%(c)	03/25/42	233	12,355
Series 2012-075, Class AO, PO
0.291%(s)	03/25/42	54	46,746
Series 2012-075, Class NS, IO, 30 Day Average SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.171%(c)	07/25/42	25	2,327
Series 2012-118, Class VZ
3.000%	11/25/42	395	344,011
Series 2012-120, Class ZB
3.500%	11/25/42	2,182	1,931,454
Series 2012-133, Class CS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.721%(c)	12/25/42	137	11,399
Series 2012-134, Class MS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.721%(c)	12/25/42	143	12,570
Series 2013-009, Class BC
6.500%	07/25/42	277	287,545
Series 2013-009, Class CB
5.500%	04/25/42	757	754,957
Series 2013-015, Class ZV
3.000%	03/25/43	1,617	1,367,964
Series 2013-026, Class HI, IO
3.000%	04/25/32	49	1,856
Series 2013-036, Class Z
3.000%	04/25/43	1,644	1,424,440
Series 2013-045, Class LZ
3.000%	05/25/43	1,871	1,613,181
Series 2013-126, Class CS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.721%(c)	09/25/41	640	32,522
Series 2014-59, Class ZA
3.000%	09/25/44	1,411	1,196,912
Series 2014-70, Class VZ
3.000%	11/25/44	1,979	1,692,130
Series 2014-95, Class ZC
3.000%	01/25/45	1,753	1,457,446
Series 2015-055, Class IO, IO
0.000%(cc)	08/25/55	588	23,071
Series 2015-056, Class AS, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.721%(c)	08/25/45	193	17,040
Series 2015-065, Class CZ
3.500%	09/25/45	265	207,835
Series 2016-03, Class IN, IO
6.000%	02/25/46	2,005	350,522
Series 2016-03, Class MI, IO
5.500%	02/25/46	2,570	407,167
Series 2016-43, Class GZ
3.000%	07/25/46	1,662	1,335,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-22, Class BZ
3.500%	04/25/47	2,280	$1,961,875
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.621%(c)	04/25/50	532	49,330
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,434	545,511
Series 2020-47, Class GZ
2.000%	07/25/50	765	406,884
Series 2020-56, Class AQ
2.000%	08/25/50	800	585,247
Series 2020-57, Class TA
2.000%	04/25/50	906	757,300
Series 2020-64, Class AI, IO
5.000%	09/25/50	2,495	458,276
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,566	506,010
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,467	555,287
Series 2020-96, Class IN, IO
3.000%	01/25/51	1,107	173,923
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,579	423,636
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,808	510,717
Series 2021-03, Class TI, IO
2.500%	02/25/51	3,074	525,858
Series 2021-28, Class LB
2.000%	04/25/51	382	301,479
Series 2021-43, Class IO, IO
2.500%	06/25/51	1,489	224,355
Series 2021-65, Class JA
2.000%	01/25/46	298	250,776
Series 2022-03, Class PI, IO
3.000%	01/25/52	3,246	410,832
Series 2022-67, Class ZJ
4.500%	10/25/52	5,479	4,506,025
Series 2022-86, Class IO, IO
2.500%	05/25/50	766	107,381
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.315%(c)	11/25/50	435	460,297
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.414% (Cap N/A, Floor 0.000%)
7.729%(c)	01/25/50	2,143	2,152,386
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.429%(c)	08/25/50	301	335,660
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.115%(c)	10/25/50	364	395,830
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.115%(c)	10/25/50	79	79,745

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.679%(c)	09/25/50	156	$167,931
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.115%(c)	01/25/51	1,442	1,436,106
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.815%(c)	10/25/33	577	595,782
Series 2022-DNA03, Class B1, 144A, 30 Day Average SOFR + 5.650% (Cap N/A, Floor 0.000%)
10.965%(c)	04/25/42	1,010	1,068,996
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.215%(c)	04/25/42	1,650	1,685,424
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
7.465%(c)	09/25/42	1,564	1,579,668
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	373	379,069
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	758	743,801
Series 3242, Class SC, IO, 30 Day Average SOFR x (1) + 6.176% (Cap 6.290%, Floor 0.000%)
0.862%(c)	11/15/36	162	11,186
Series 3368, Class AI, IO, 30 Day Average SOFR x (1) + 5.916% (Cap 6.030%, Floor 0.000%)
0.602%(c)	09/15/37	271	16,530
Series 3621, Class SB, IO, 30 Day Average SOFR x (1) + 6.116% (Cap 6.230%, Floor 0.000%)
0.802%(c)	01/15/40	77	5,442
Series 3639, Class EY
5.000%	02/15/30	229	225,982
Series 3947, Class SG, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.522%(c)	10/15/41	534	36,537
Series 3967, Class ZP
4.000%	09/15/41	1,207	1,114,182
Series 4054, Class SA, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.622%(c)	08/15/39	245	14,980
Series 4119, Class IN, IO
3.500%	10/15/32	249	23,914
Series 4146, Class DI, IO
3.000%	12/15/31	769	36,554
Series 4194, Class BI, IO
3.500%	04/15/43	295	48,735
Series 4199, Class BZ
3.500%	05/15/43	1,241	1,070,018
Series 4210, Class Z
3.000%	05/15/43	499	373,169
Series 4213, Class GZ
3.500%	06/15/43	2,854	2,495,693
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4239, Class IO, IO
3.500%	06/15/27	467	$15,574
Series 4357, Class MZ
3.000%	10/15/42	1,777	1,490,451
Series 4415, Class IO, IO
0.000%(cc)	04/15/41	402	17,015
Series 4430, Class NZ
3.000%	01/15/45	3,877	3,191,482
Series 4447, Class Z
3.000%	03/15/45	2,015	1,676,815
Series 4504, Class DZ
3.500%	08/15/45	2,922	2,592,429
Series 4518, Class CZ
3.500%	10/15/45	429	370,486
Series 4533, Class CI, IO
5.500%	04/15/40	1,324	253,994
Series 4640, Class CZ
3.500%	12/15/46	1,557	1,368,398
Series 4682, Class KZ
3.500%	09/15/46	3,743	3,285,077
Series 4813, Class CJ
3.000%	08/15/48	214	181,641
Series 4991, Class QV
2.000%	09/25/45	187	143,420
Series 5010, Class IK, IO
2.500%	09/25/50	563	84,076
Series 5018, Class MI, IO
2.000%	10/25/50	1,132	147,967
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,859	38,080
Series 5040, Class IB, IO
2.500%	11/25/50	386	66,288
Series 5071, Class IH, IO
2.500%	02/25/51	660	86,076
Series 5083, Class AI, IO
2.500%	03/25/51	2,505	352,371
Series 5085, Class NI, IO
2.000%	03/25/51	2,887	332,051
Series 5092, Class AP
2.000%	04/25/41	317	264,899
Series 5169, Class IO, IO
3.000%	09/25/51	2,914	469,414
Series 5170, Class DP
2.000%	07/25/50	2,728	2,235,101
Series 5201, Class PA
2.500%	03/25/52	2,023	1,724,044
Series 5202, Class IN, IO
3.000%	01/25/47	746	100,483
Series 5202, Class TA
2.500%	12/25/48	4,969	4,330,574
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	519	8,193
Series 5224, Class HL
4.000%	04/25/52	200	170,152

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5230, Class PE
2.000%	12/25/51	100	$73,539
Series 5253, Class PL
4.000%	08/25/52	4,179	3,493,333
Series 5269, Class AD
2.000%	01/25/55	7,581	5,525,460
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	164	6,244
Series 375, Class C1, IO
2.500%	01/25/51	3,705	541,836
Series 386, Class C14, IO
2.500%	03/15/52	3,054	430,137
Series 389, Class C1, IO
1.500%	05/15/37	9,126	528,110
Series 389, Class C35, IO
2.000%	06/15/52	3,934	481,598
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-HQA02, Class M1A, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.965%(c)	07/25/42	312	318,606
Series 2023-HQA02, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.315%(c)	06/25/43	1,258	1,264,023
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month SOFR x (1) + 6.366% (Cap 6.480%, Floor 0.000%)
1.041%(c)	04/20/40	56	5,163
Series 2010-085, Class HS, IO, 1 Month SOFR x (1) + 6.536% (Cap 6.650%, Floor 0.000%)
1.211%(c)	01/20/40	12	60
Series 2010-H26, Class LF, 1 Month SOFR + 0.464% (Cap 13.898%, Floor 0.350%)
5.782%(c)	08/20/58	103	102,782
Series 2012-034, Class SA, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.611%(c)	03/20/42	533	45,055
Series 2012-043, Class SN, IO, 1 Month SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.155%(c)	04/16/42	264	27,982
Series 2012-098, Class SA, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.655%(c)	08/16/42	225	18,137
Series 2012-124, Class AS, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.755%(c)	10/16/42	362	28,759
Series 2013-069, Class AI, IO
3.500%	05/20/43	281	41,600
Series 2014-05, Class SP, IO, 1 Month SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.705%(c)	06/16/43	195	5,813
Series 2014-12, Class ZB
3.000%	01/16/44	2,214	1,913,288
Series 2014-46, Class IO, IO
5.000%	03/16/44	2,673	396,695
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2016-37, Class IO, IO
5.000%	01/16/43	2,614	$510,145
Series 2018-037, Class QA
2.750%	03/20/48	214	182,896
Series 2018-H06, Class PF, 1 Month SOFR + 0.414% (Cap 11.000%, Floor 0.300%)
5.732%(c)	02/20/68	177	174,577
Series 2018-H08, Class KF, 1 Month SOFR + 0.414% (Cap 11.000%, Floor 0.300%)
5.732%(c)	05/20/68	187	185,553
Series 2019-23, Class AE
3.500%	02/20/49	1,970	1,761,362
Series 2020-047, Class NI, IO
3.500%	04/20/50	382	63,167
Series 2020-123, Class IL, IO
2.500%	08/20/50	408	53,119
Series 2020-127, Class IN, IO
2.500%	08/20/50	591	80,197
Series 2020-129, Class IE, IO
2.500%	09/20/50	523	71,221
Series 2020-160, Class IH, IO
2.500%	10/20/50	435	58,856
Series 2020-160, Class VI, IO
2.500%	10/20/50	523	74,163
Series 2020-175, Class GI, IO
2.000%	11/20/50	444	47,177
Series 2021-057, Class BI, IO
3.000%	03/20/51	2,001	298,043
Series 2021-077, Class LC
1.250%	07/20/50	243	181,660
Series 2021-096, Class VI, IO
2.500%	06/20/51	1,382	187,415
Series 2021-115, Class MI, IO
2.500%	05/20/51	1,105	116,053
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	318	45
Series 2021-176, Class IN, IO
2.500%	10/20/51	1,549	210,931
Series 2021-188, Class PA
2.000%	10/20/51	72	57,977
Series 2021-215, Class KA
2.500%	10/20/49	2,833	2,383,310
Series 2021-223, Class P
2.000%	06/20/51	523	438,194
Series 2021-H03, Class IO, IO
0.000%(cc)	04/20/70	4,334	3,090
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,137	9,714
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	2,441	38,662
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	825	9,393

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	650	$6,904
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,156	17,784
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	3,028	30,123
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	495	7,033
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	2,969	29,478
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,310	28,064
Series 2022-139, Class AL
4.000%	07/20/51	900	773,759
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,343	23,433
Series 2022-189, Class PT
2.500%	10/20/51	760	600,999
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
0.186%(c)	11/20/52	22,920	628,741
Series 2022-24, Class GA
3.000%	02/20/52	1,614	1,413,538
Series 2022-63, Class LM
3.500%	10/20/50	100	78,690
Series 2022-85, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.000%(c)	05/20/52	44,180	1,064,191
Series 2022-99, Class JW
2.500%	01/20/52	200	152,338
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	268	218,537
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month SOFR + 0.254% (Cap N/A, Floor 0.140%)
5.574%(c)	10/26/36	111	110,069
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
7.084%(c)	05/25/29	114	114,211
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,550	1,248,191
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56	837	637,955
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56	5,333	4,319,512
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,687	$4,155,122
JPMorgan Mortgage Trust,
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	204	161,236
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
6.858%	09/25/59	2,001	1,977,004
Series 2020-GS05, Class A1, 144A
6.250%	06/25/60	2,034	2,011,317
Series 2020-SL01, Class A, 144A
5.734%	01/25/60	129	128,401
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56	458	408,119
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	3,498,135
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	135	119,826
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57	3,883	3,582,788
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57	1,934	1,759,901
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,767,469
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	133	124,734
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,947	1,761,700
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	1,841	1,649,912
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,841	1,638,095
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59	1,578	1,456,741
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	626	569,620
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	723	669,626
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month SOFR + 1.184% (Cap 11.000%, Floor 1.070%)
6.504%(c)	02/25/35	747	726,868
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.084%(c)	06/25/57	104	98,463
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	167	148,306
Series 2021-NQM2, Class A1, 144A
1.101%(cc)	05/25/61	4,926	3,679,075
Series 2021-NQM3, Class A1, 144A
1.054%(cc)	07/25/61	5,516	4,107,638

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.182%(c)	05/30/25		2,132	$2,129,475
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)
8.332%(c)	02/27/24		2,884	2,869,873
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.715%(c)	03/27/25		2,174	2,181,024
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)
9.284%(c)	02/25/25		308	308,226
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
8.084%(c)	08/25/25		378	377,924
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25		659	644,184
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
5.000%(c)	07/30/75	EUR	235	245,560
SACO I Trust,
Series 2007-VA01, Class A, 144A
3.987%(cc)	06/25/21		13	10,276
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		4,485	4,188,702
Series 2021-01, Class M, 144A
4.250%	09/25/60		1,433	1,243,520
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47		22	20,581
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48		80	71,664
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48		50	48,242
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.869%(c)	06/24/71	EUR	334	351,131
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		167	148,698
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55		777	759,722
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55		1,080	960,615
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		863	816,466
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58		4,120	3,832,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	$2,416,222
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.434%(c)	10/25/59	153	152,773
Series 2022-04, Class A1, 144A
3.750%	09/25/62	5,514	4,959,411
Series 2023-01, Class A1, 144A
3.750%	01/25/63	2,268	2,073,857
Verus Securitization Trust,
Series 2020-01, Class A1, 144A
2.417%	01/25/60	854	804,353
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	728	605,338
Series 2021-04, Class A1, 144A
0.938%(cc)	07/25/66	437	329,669
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66	4,212	3,302,644
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	4,468	3,722,428
Series 2022-03, Class A1, 144A
4.130%(cc)	02/25/67	735	666,003
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50	106	84,266

Total Residential Mortgage-Backed Securities (cost $273,257,695)			251,176,248
Sovereign Bonds — 2.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.750%(cc)	07/09/30	942	268,842
1.000%	07/09/29	151	41,479
3.500%(cc)	07/09/41	638	164,173
3.625%(cc)	07/09/35	1,363	338,096
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29	441	357,726
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	3,520	2,819,696
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30	427	342,048
3.717%	01/25/27	865	808,126
5.000%	07/15/32	200	185,354
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	483	468,088
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50	2,245	1,552,979
5.000%	01/27/45	1,563	1,158,699
5.625%	02/21/47(a)	809	641,853

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	169	$93,261
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32		650	466,427
4.125%	02/22/42		662	399,742
5.625%	02/26/44		551	394,334
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328	316,992
6.000%	07/19/28		396	376,026
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		2,420	2,309,503
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398	373,460
1.450%	09/18/26	EUR	286	276,617
3.375%	07/30/25	EUR	353	366,141
4.350%	01/11/48		418	331,411
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,052	1,085,856
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	200,644,000	12,657,904
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		410	347,947
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	327,730	15,526,109
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	160,634	7,458,773
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	265,547
4.600%	02/10/48		1,106	803,575
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	253,862
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		264	207,858
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		230	191,553
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		237	155,235
6.700%	01/26/36		328	323,979
6.875%	01/31/36		600	600,123
Sr. Unsub. Notes
2.252%	09/29/32		1,206	869,852
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33		640	523,866
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		499	$407,728
4.125%	08/25/27		416	396,153
5.625%	11/18/50		405	373,495
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%(cc)	02/27/26		330	342,274
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,607	3,422,098
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		220	203,207
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		912	605,203
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	3,682,419
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	179,708
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	284,380
5.000%	09/27/26	EUR	800	845,207
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	67	54,947
Unsec’d. Notes, 144A
3.000%	02/27/27		2,906	2,639,520
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6224
6.900%	05/23/29(d)	RUB	22,560	73,641
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	176,350	420,316
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	629	589,365
Sr. Unsec’d. Notes, 144A, MTN
5.000%	01/18/53		1,440	1,193,429
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	622	504,419
3.125%	05/15/27	EUR	1,386	1,321,451
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		240	158,678
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		472	408,204

Total Sovereign Bonds (cost $89,008,190)				74,228,954
U.S. Government Agency Obligations — 34.4%
Federal Home Loan Mortgage Corp.
1.500%	11/01/40		1,411	1,095,724
1.500%	05/01/41		1,569	1,210,695
1.500%	07/01/41		1,181	911,521
1.500%	10/01/41		484	373,788

A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	11/01/41	140	$107,906
1.500%	02/01/51	251	181,014
1.500%	06/01/51	77	55,298
1.500%	10/01/51	1,844	1,327,079
1.500%	11/01/51	611	440,109
1.500%	11/01/51	1,931	1,389,132
1.500%	01/01/52	351	252,184
1.500%	02/01/52	333	239,444
2.000%	05/01/36	1,650	1,420,921
2.000%	06/01/36	674	580,131
2.000%	08/01/40	2,109	1,712,927
2.000%	12/01/40	315	255,584
2.000%	01/01/41	73	58,740
2.000%	05/01/41	1,892	1,523,662
2.000%	09/01/41	1,339	1,073,773
2.000%	10/01/41	1,700	1,361,254
2.000%	12/01/41	1,042	829,137
2.000%	12/01/41	2,185	1,746,757
2.000%	01/01/42	88	70,381
2.000%	01/01/42	177	142,401
2.000%	01/01/42	1,121	894,418
2.000%	02/01/42	266	212,508
2.000%	02/01/42	1,777	1,417,787
2.000%	04/01/42	186	149,010
2.000%	04/01/42	820	653,083
2.000%	04/01/42	1,068	859,518
2.000%	05/01/42	96	76,155
2.000%	08/01/42	93	74,528
2.000%	09/01/50	1,769	1,353,859
2.000%	10/01/50	925	709,375
2.000%	10/01/50	1,870	1,430,631
2.000%	11/01/50	225	171,844
2.000%	11/01/50	1,031	796,809
2.000%	12/01/50	879	671,235
2.000%	12/01/50	1,183	905,317
2.000%	12/01/50	3,416	2,603,038
2.000%	01/01/51	77	58,886
2.000%	01/01/51	3,644	2,775,860
2.000%	02/01/51	98	75,781
2.000%	02/01/51	126	98,422
2.000%	02/01/51	695	532,536
2.000%	03/01/51	42	32,169
2.000%	03/01/51	58	44,733
2.000%	03/01/51	128	99,944
2.000%	03/01/51	250	192,883
2.000%	03/01/51	254	195,683
2.000%	03/01/51	291	224,306
2.000%	03/01/51	297	228,823
2.000%	03/01/51	334	257,543
2.000%	03/01/51	1,743	1,331,327
2.000%	03/01/51	4,060	3,101,643
2.000%	04/01/51	138	107,958
2.000%	04/01/51	237	183,684
2.000%	04/01/51	314	244,927
2.000%	04/01/51	1,519	1,160,724
2.000%	04/01/51	3,153	2,408,312
2.000%	05/01/51	1,731	1,337,804
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	05/01/51	2,560	$1,955,265
2.000%	07/01/51	1,068	815,874
2.000%	08/01/51	285	218,430
2.000%	08/01/51	619	472,297
2.000%	09/01/51	173	132,963
2.000%	09/01/51	173	133,329
2.000%	09/01/51	969	738,023
2.000%	10/01/51	1,981	1,512,334
2.000%	11/01/51	366	279,053
2.000%	11/01/51	434	334,772
2.000%	11/01/51	628	481,063
2.000%	11/01/51	1,631	1,241,914
2.000%	12/01/51	918	699,184
2.000%	02/01/52	91	69,969
2.000%	04/01/52	3,002	2,313,575
2.500%	11/01/27	545	520,991
2.500%	02/01/30	63	57,134
2.500%	04/01/30	72	65,204
2.500%	05/01/30	131	119,271
2.500%	07/01/30	10	8,811
2.500%	07/01/30	12	10,721
2.500%	07/01/30	34	31,074
2.500%	07/01/30	42	37,806
2.500%	08/01/30	111	101,447
2.500%	08/01/30	135	123,429
2.500%	09/01/30	110	100,554
2.500%	09/01/30	328	299,508
2.500%	04/01/31	284	258,795
2.500%	04/01/41	170	141,431
2.500%	03/01/42	267	219,491
2.500%	06/01/50	1,103	881,903
2.500%	07/01/50	98	78,345
2.500%	07/01/50	731	589,653
2.500%	07/01/50	1,089	871,871
2.500%	07/01/50	4,163	3,334,431
2.500%	09/01/50	1,713	1,363,050
2.500%	09/01/50	7,175	5,738,910
2.500%	11/01/50	171	138,042
2.500%	11/01/50	248	199,883
2.500%	11/01/50	2,008	1,606,069
2.500%	12/01/50	729	586,743
2.500%	12/01/50	943	760,374
2.500%	01/01/51	50	40,439
2.500%	01/01/51	152	121,329
2.500%	02/01/51	130	103,117
2.500%	02/01/51	614	495,247
2.500%	03/01/51	289	234,533
2.500%	03/01/51	7,345	5,875,307
2.500%	04/01/51	13,323	10,647,215
2.500%	05/01/51	158	129,016
2.500%	05/01/51	524	417,926
2.500%	05/01/51	668	533,459
2.500%	05/01/51	713	572,868
2.500%	07/01/51	96	73,695
2.500%	07/01/51	339	272,389
2.500%	07/01/51	459	366,775
2.500%	07/01/51	570	455,708

A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	08/01/51	83	$66,789
2.500%	08/01/51	262	210,759
2.500%	08/01/51	338	272,131
2.500%	08/01/51	356	285,590
2.500%	08/01/51	602	480,453
2.500%	08/01/51	1,195	960,850
2.500%	09/01/51	506	407,037
2.500%	09/01/51	909	724,239
2.500%	10/01/51	459	368,754
2.500%	10/01/51	531	422,637
2.500%	10/01/51	1,035	827,074
2.500%	11/01/51	349	278,909
2.500%	11/01/51	1,449	1,165,731
2.500%	12/01/51	166	131,896
2.500%	12/01/51	921	731,377
2.500%	01/01/52	84	67,399
2.500%	01/01/52	350	281,178
2.500%	01/01/52	427	344,013
2.500%	01/01/52	1,269	1,014,253
2.500%	02/01/52	92	74,141
2.500%	02/01/52	618	496,599
2.500%	03/01/52	179	144,142
2.500%	04/01/52	749	601,201
2.500%	04/01/52	768	610,639
2.500%	04/01/52	3,696	2,972,387
3.000%	01/01/30	48	44,638
3.000%	01/01/30	62	58,016
3.000%	02/01/30	286	267,134
3.000%	06/01/30	182	169,487
3.000%	07/01/30	28	26,294
3.000%	07/01/30	153	142,130
3.000%	08/01/30	28	26,045
3.000%	08/01/30	40	37,417
3.000%	09/01/32	26	24,093
3.000%	10/01/32	5	4,494
3.000%	10/01/32	16	14,720
3.000%	11/01/32	6	6,010
3.000%	12/01/32	5	4,191
3.000%	09/01/37	39	34,399
3.000%	06/01/38	619	552,381
3.000%	07/01/42	365	308,817
3.000%	09/01/42	662	560,529
3.000%	09/01/46	759	642,522
3.000%	12/01/46	23	19,093
3.000%	12/01/46	67	57,280
3.000%	12/01/46	108	91,268
3.000%	12/01/46	203	171,461
3.000%	01/01/47	513	433,586
3.000%	01/01/47	745	629,964
3.000%	02/01/47	1,531	1,293,898
3.000%	11/01/49	277	232,767
3.000%	03/01/50	70	58,506
3.000%	06/01/50	547	454,557
3.000%	07/01/50	717	597,299
3.000%	08/01/50	416	346,773
3.000%	08/01/50	1,280	1,074,446
3.000%	08/01/50	1,681	1,419,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/50	3,115	$2,606,962
3.000%	02/01/51	83	69,190
3.000%	03/01/51	976	810,822
3.000%	08/01/51	317	263,824
3.000%	09/01/51	1,882	1,571,633
3.000%	10/01/51	365	305,628
3.000%	10/01/51	2,425	2,025,162
3.000%	11/01/51	164	136,678
3.000%	12/01/51	92	76,955
3.000%	01/01/52	928	776,303
3.000%	02/01/52	185	153,038
3.000%	02/01/52	956	797,921
3.000%	05/01/52	1,134	945,612
3.000%	08/01/52	4,190	3,466,323
3.500%	02/01/31	34	32,147
3.500%	04/01/31	13	12,469
3.500%	04/01/31	255	239,841
3.500%	04/01/32	682	642,300
3.500%	01/01/34	265	243,913
3.500%	05/01/35	969	892,731
3.500%	01/01/38	86	76,722
3.500%	04/01/42	97	85,880
3.500%	05/01/42	11	10,010
3.500%	08/01/42	51	44,915
3.500%	08/01/42	85	75,045
3.500%	08/01/42	260	230,474
3.500%	09/01/42	71	62,693
3.500%	10/01/42	20	17,433
3.500%	11/01/42	17	14,938
3.500%	02/01/43	961	853,407
3.500%	06/01/43	66	58,729
3.500%	06/01/44	64	56,848
3.500%	01/01/45	6,598	5,825,033
3.500%	09/01/45	37	33,169
3.500%	11/01/45	160	140,750
3.500%	03/01/46	1,017	901,758
3.500%	06/01/46	23	20,203
3.500%	09/01/46	80	69,568
3.500%	03/01/47	295	261,722
3.500%	05/01/47	148	129,697
3.500%	10/01/47	266	236,874
3.500%	11/01/47	180	157,940
3.500%	12/01/47	334	297,178
3.500%	01/01/48	53	47,402
3.500%	01/01/48	75	66,446
3.500%	01/01/48	221	193,890
3.500%	02/01/48	390	341,172
3.500%	03/01/48	354	310,919
3.500%	01/01/50	407	358,176
3.500%	05/01/50	667	580,033
3.500%	01/01/52	85	73,266
3.500%	03/01/52	944	812,278
3.500%	04/01/52	744	640,469
3.500%	05/01/52	88	76,614
3.500%	05/01/52	3,231	2,780,081
3.500%	06/01/52	942	810,403
3.500%	06/01/52	4,431	3,813,370

A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/34	221	$210,281
4.000%	02/01/34	262	250,605
4.000%	03/01/34	231	221,584
4.000%	11/01/36	6	5,503
4.000%	06/01/37	79	72,802
4.000%	08/01/40	43	39,018
4.000%	09/01/40	88	80,307
4.000%	09/01/40	276	253,107
4.000%	09/01/40	360	330,399
4.000%	11/01/40	279	255,374
4.000%	12/01/40	197	180,309
4.000%	04/01/41	3	2,780
4.000%	03/01/42	312	286,333
4.000%	10/01/42	570	520,124
4.000%	12/01/42	16	14,731
4.000%	04/01/43	294	267,941
4.000%	05/01/43	44	40,826
4.000%	06/01/43	27	25,169
4.000%	06/01/43	28	25,908
4.000%	06/01/43	29	26,238
4.000%	06/01/43	36	32,893
4.000%	07/01/43	133	122,069
4.000%	07/01/43	151	138,297
4.000%	08/01/43	129	118,343
4.000%	03/01/44	244	223,605
4.000%	04/01/44	94	85,839
4.000%	07/01/44	35	32,196
4.000%	07/01/44	72	65,257
4.000%	01/01/45	120	109,682
4.000%	01/01/45	2,749	2,517,030
4.000%	02/01/45	12	11,325
4.000%	02/01/45	27	24,672
4.000%	09/01/45	198	181,900
4.000%	09/01/45	2,677	2,456,477
4.000%	12/01/45	47	42,336
4.000%	12/01/45	52	47,586
4.000%	07/01/47	536	488,463
4.000%	04/01/48	1,190	1,072,466
4.000%	06/01/48	224	204,847
4.000%	07/01/48	379	343,874
4.000%	11/01/48	59	53,265
4.000%	04/01/49	1,156	1,045,529
4.000%	05/01/49	53	47,901
4.000%	07/01/49	194	177,134
4.000%	07/01/49	1,448	1,313,003
4.000%	06/01/50	1,395	1,258,624
4.000%	07/01/50	95	86,715
4.000%	04/01/52	625	560,061
4.000%	04/01/52	896	800,030
4.000%	07/01/52	189	169,568
4.000%	02/01/53	956	862,374
4.500%	08/01/24	2	1,627
4.500%	08/01/39	95	89,565
4.500%	12/01/39	41	38,378
4.500%	07/01/40	15	13,981
4.500%	12/01/40	117	110,346
4.500%	05/01/41	80	75,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/41	87	$82,704
4.500%	07/01/41	206	194,483
4.500%	03/01/42	189	179,249
4.500%	05/01/42	167	157,877
4.500%	11/01/43	131	122,902
4.500%	12/01/43	207	195,628
4.500%	12/01/43	389	365,458
4.500%	03/01/44	348	326,527
4.500%	04/01/44	16	15,296
4.500%	04/01/44	21	20,080
4.500%	04/01/44	49	45,865
4.500%	04/01/44	76	70,873
4.500%	04/01/44	129	120,965
4.500%	04/01/44	175	163,864
4.500%	04/01/44	232	217,741
4.500%	04/01/44	328	308,405
4.500%	04/01/44	957	898,513
4.500%	06/01/44	143	134,263
4.500%	03/01/47	188	176,871
4.500%	04/01/47	463	435,482
4.500%	05/01/47	177	166,022
4.500%	07/01/47	179	168,003
4.500%	07/01/47	677	636,181
4.500%	08/01/47	50	46,766
4.500%	10/01/47	109	102,489
4.500%	12/01/47	107	100,178
4.500%	02/01/48	72	67,298
4.500%	06/01/48	64	60,254
4.500%	07/01/48	633	594,932
4.500%	08/01/48	499	467,234
4.500%	08/01/48	886	832,426
4.500%	08/01/48	891	835,956
4.500%	09/01/48	23	21,822
4.500%	09/01/48	553	518,239
4.500%	03/01/49	1,553	1,459,268
4.500%	04/01/49	279	260,780
4.500%	09/01/50	97	90,534
4.500%	07/01/52	382	351,482
4.500%	07/01/52	1,972	1,811,009
4.500%	10/01/52	68	62,565
4.500%	11/01/52	284	261,200
4.500%	11/01/52	566	522,343
4.500%	11/01/52	6,313	5,798,998
4.500%	12/01/52	285	262,262
4.600%	02/01/30	100	94,841
4.600%	02/01/30	200	189,799
5.000%	07/01/25	11	10,593
5.000%	06/01/26	6	6,304
5.000%	05/01/36	12	11,419
5.000%	03/01/38	92	89,688
5.000%	06/01/38	5,943	5,792,930
5.000%	06/01/41	38	36,987
5.000%	11/01/41	589	575,140
5.000%	09/01/48	134	128,671
5.000%	10/01/48	74	70,598
5.000%	12/01/48	786	754,620
5.000%	10/01/49	4,732	4,535,034

A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	03/01/50	2,890	$2,767,889
5.000%	07/01/50	179	171,046
5.000%	06/01/52	73	69,069
5.000%	07/01/52	1,104	1,043,797
5.000%	09/01/52	496	468,469
5.000%	09/01/52	4,258	4,019,400
5.000%	09/01/52	21,696	20,484,876
5.000%	11/01/52	163	154,247
5.000%	12/01/52	190	179,918
5.000%	01/01/53	191	180,697
5.000%	01/01/53	372	351,418
5.000%	01/01/53	1,033	975,235
5.000%	03/01/53	478	452,708
5.000%	03/01/53	5,440	5,134,216
5.000%	04/01/53	94	89,014
5.000%	04/01/53	590	556,999
5.000%	04/01/53	1,191	1,125,092
5.000%	04/01/53	4,659	4,397,195
5.000%	06/01/53	297	280,331
5.500%	02/01/35	22	21,566
5.500%	10/01/36	7	7,323
5.500%	12/01/36	3	2,941
5.500%	12/01/36	4	4,405
5.500%	12/01/36	10	9,611
5.500%	03/01/37	3	3,200
5.500%	04/01/37	4	4,333
5.500%	01/01/38	1	611
5.500%	01/01/38	4	4,086
5.500%	02/01/38	1	659
5.500%	02/01/38	553	551,954
5.500%	04/01/38	348	347,823
5.500%	07/01/38	133	132,685
5.500%	08/01/38	82	82,098
5.500%	08/01/38	133	133,022
5.500%	12/01/38	68	68,228
5.500%	12/01/38	158	157,696
5.500%	01/01/39	163	162,690
5.500%	11/01/52	2,001	1,935,699
5.500%	12/01/52	195	188,642
5.500%	01/01/53	184	177,783
5.500%	01/01/53	195	188,693
5.500%	02/01/53	2,470	2,397,819
5.500%	03/01/53	385	373,448
5.500%	04/01/53	194	187,557
5.500%	04/01/53	197	190,215
5.500%	04/01/53	197	190,329
5.500%	05/01/53	192	186,029
5.500%	05/01/53	195	189,566
5.500%	05/01/53	196	189,931
5.500%	06/01/53	97	93,488
5.500%	07/01/53	100	96,622
6.000%	01/01/27	37	36,277
6.000%	12/01/28	1	642
6.000%	01/01/32	—(r)	379
6.000%	11/01/32	1	1,181
6.000%	03/01/33	3	2,638
6.000%	11/01/33	1	1,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	02/01/34	74	$74,759
6.000%	12/01/34	2	1,863
6.000%	01/01/36	13	13,372
6.000%	03/01/36	1	591
6.000%	04/01/36	11	11,118
6.000%	08/01/36	7	6,670
6.000%	11/01/36	6	6,411
6.000%	12/01/36	232	233,807
6.000%	04/01/37	—(r)	460
6.000%	05/01/37	5	4,661
6.000%	07/01/37	1	787
6.000%	08/01/37	15	14,713
6.000%	09/01/37	1	774
6.000%	09/01/37	3	2,560
6.000%	10/01/37	—(r)	396
6.000%	10/01/37	2	2,516
6.000%	10/01/37	5	5,353
6.000%	10/01/37	12	11,888
6.000%	11/01/37	87	88,901
6.000%	11/01/37	731	743,474
6.000%	12/01/37	1	1,078
6.000%	01/01/38	3	2,609
6.000%	01/01/38	4	4,365
6.000%	01/01/38	6	6,332
6.000%	01/01/38	7	6,641
6.000%	01/01/38	8	8,186
6.000%	01/01/38	13	13,247
6.000%	04/01/38	2	2,252
6.000%	04/01/38	14	14,128
6.000%	06/01/38	—(r)	474
6.000%	07/01/38	22	22,018
6.000%	08/01/38	2	2,260
6.000%	08/01/38	3	2,804
6.000%	08/01/38	111	112,519
6.000%	09/01/38	1	529
6.000%	09/01/38	5	5,137
6.000%	10/01/38	5	5,139
6.000%	11/01/38	2	1,756
6.000%	01/01/39	259	263,261
6.000%	10/01/39	6	6,299
6.000%	03/01/40	7	6,745
6.000%	04/01/40	89	88,201
6.000%	05/01/40	1	731
6.000%	12/01/52	465	460,165
6.000%	12/01/52	1,464	1,456,242
6.000%	03/01/53	191	188,855
6.000%	03/01/53	672	667,926
6.500%	09/01/39	56	57,459
6.500%	09/01/39	161	164,341
6.500%	01/01/53	85	85,630
6.500%	01/01/53	173	174,617
6.500%	02/01/53	192	192,743
6.500%	04/01/53	187	188,598
6.500%	05/01/53	97	98,423
6.500%	05/01/53	97	98,628
6.500%	05/01/53	189	189,823
6.500%	05/01/53	197	199,014

A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.750%	03/15/31	755	$844,684
7.000%	03/01/39	51	54,279
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	420	308,923
Federal National Mortgage Assoc.
1.500%	12/01/35	39	32,455
1.500%	01/01/42	267	206,320
1.500%	02/01/42	456	352,099
1.500%	11/01/50	2,791	2,007,894
1.500%	01/01/51	4,640	3,338,351
1.500%	02/01/51	5,041	3,630,466
1.500%	03/01/51	695	500,761
1.500%	03/01/51	1,063	764,961
1.500%	06/01/51	33	23,682
1.500%	08/01/51	348	250,442
1.500%	09/01/51	241	173,466
1.500%	09/01/51	889	640,721
1.500%	09/01/51	1,524	1,096,512
1.500%	10/01/51	240	172,637
1.500%	11/01/51	1,937	1,393,817
1.500%	01/01/52	624	449,268
2.000%	TBA	3,000	2,283,984
2.000%	TBA(tt)	27,731	21,090,725
2.000%	TBA	3,575	3,065,213
2.000%	10/01/31	44	39,452
2.000%	11/01/31	14	12,474
2.000%	11/01/31	74	65,747
2.000%	11/01/31	179	159,324
2.000%	11/01/31	212	187,971
2.000%	12/01/31	62	55,381
2.000%	03/01/32	323	286,794
2.000%	03/01/36	1,387	1,197,909
2.000%	04/01/36	2,541	2,184,046
2.000%	05/01/36	819	705,153
2.000%	05/01/36	875	753,195
2.000%	06/01/36	2,455	2,118,888
2.000%	08/01/36	274	235,508
2.000%	08/01/36	1,632	1,404,971
2.000%	09/01/36	1,244	1,070,518
2.000%	09/01/36	2,433	2,090,730
2.000%	12/01/36	828	713,012
2.000%	02/01/37	5,207	4,467,607
2.000%	08/01/40	97	78,382
2.000%	12/01/40	378	306,379
2.000%	12/01/40	4,579	3,707,095
2.000%	01/01/41	3,055	2,473,426
2.000%	05/01/41	80	64,642
2.000%	05/01/41	408	328,274
2.000%	06/01/41	489	393,745
2.000%	07/01/41	942	757,595
2.000%	08/01/41	1,021	819,896
2.000%	09/01/41	176	142,352
2.000%	09/01/41	2,424	1,943,361
2.000%	10/01/41	1,848	1,477,155
2.000%	11/01/41	685	547,651
2.000%	12/01/41	261	207,655
2.000%	02/01/42	618	493,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/42	89	$71,219
2.000%	05/01/42	91	72,854
2.000%	05/01/42	93	74,540
2.000%	08/01/50	150	115,840
2.000%	08/01/50	305	234,508
2.000%	09/01/50	143	110,801
2.000%	09/01/50	226	172,895
2.000%	09/01/50	367	281,239
2.000%	09/01/50	993	761,567
2.000%	09/01/50	2,442	1,869,465
2.000%	10/01/50	74	56,403
2.000%	10/01/50	367	281,321
2.000%	10/01/50	367	281,427
2.000%	10/01/50	1,394	1,069,072
2.000%	11/01/50	179	137,151
2.000%	11/01/50	680	520,493
2.000%	11/01/50	2,144	1,641,760
2.000%	11/01/50	9,601	7,352,335
2.000%	12/01/50	985	753,482
2.000%	12/01/50	1,035	798,451
2.000%	12/01/50	2,042	1,556,089
2.000%	12/01/50	2,385	1,825,496
2.000%	12/01/50	4,385	3,341,551
2.000%	01/01/51	63	48,346
2.000%	01/01/51	312	239,097
2.000%	01/01/51	950	733,007
2.000%	01/01/51	2,592	1,983,195
2.000%	01/01/51	3,177	2,422,264
2.000%	01/01/51	3,426	2,609,796
2.000%	02/01/51	58	44,172
2.000%	02/01/51	120	94,284
2.000%	02/01/51	126	97,627
2.000%	02/01/51	139	105,947
2.000%	02/01/51	192	146,605
2.000%	02/01/51	204	157,857
2.000%	02/01/51	213	166,183
2.000%	02/01/51	270	208,080
2.000%	02/01/51	381	291,274
2.000%	02/01/51	774	599,372
2.000%	02/01/51	810	619,272
2.000%	02/01/51	830	634,133
2.000%	02/01/51	1,063	811,872
2.000%	02/01/51	1,482	1,132,935
2.000%	03/01/51	44	34,006
2.000%	03/01/51	80	61,721
2.000%	03/01/51	91	70,067
2.000%	03/01/51	168	129,731
2.000%	03/01/51	181	140,510
2.000%	03/01/51	182	141,049
2.000%	03/01/51	206	157,362
2.000%	03/01/51	245	189,261
2.000%	03/01/51	258	199,695
2.000%	03/01/51	1,433	1,095,490
2.000%	03/01/51	2,006	1,532,426
2.000%	03/01/51	2,843	2,172,607
2.000%	04/01/51	128	99,428
2.000%	04/01/51	130	101,639

A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	04/01/51	133	$103,462
2.000%	04/01/51	214	163,378
2.000%	04/01/51	244	188,767
2.000%	04/01/51	282	218,627
2.000%	04/01/51	340	260,166
2.000%	04/01/51	3,088	2,360,093
2.000%	04/01/51	3,372	2,576,957
2.000%	04/01/51	5,908	4,502,860
2.000%	05/01/51	1,814	1,385,756
2.000%	05/01/51	35,175	26,879,708
2.000%	07/01/51	389	297,724
2.000%	07/01/51	478	365,199
2.000%	08/01/51	499	381,409
2.000%	09/01/51	4,385	3,349,906
2.000%	10/01/51	579	446,453
2.000%	11/01/51	265	202,717
2.000%	11/01/51	269	204,722
2.000%	12/01/51	185	140,546
2.000%	02/01/52	270	206,413
2.000%	02/01/52	273	210,612
2.000%	02/01/52	349	268,870
2.000%	02/01/52	385	293,634
2.000%	02/01/52	527	405,972
2.000%	02/01/52	648	493,467
2.000%	02/01/52	1,449	1,105,597
2.000%	03/01/52	193	147,640
2.000%	03/01/52	1,080	836,354
2.000%	04/01/52	5,636	4,291,070
2.149%(cc)	02/01/32	696	554,771
2.250%	04/01/33	875	684,402
2.500%	TBA	100	79,363
2.500%	TBA	3,575	3,149,910
2.500%	09/01/27	9	8,942
2.500%	09/01/27	12	11,858
2.500%	02/01/28	4	3,915
2.500%	04/01/28	8	7,954
2.500%	08/01/28	24	22,822
2.500%	02/01/30	8	7,974
2.500%	03/01/30	25	22,380
2.500%	04/01/30	47	42,518
2.500%	05/01/30	80	72,683
2.500%	07/01/30	14	12,853
2.500%	07/01/30	49	44,718
2.500%	07/01/30	66	60,000
2.500%	08/01/30	27	24,906
2.500%	08/01/30	66	60,567
2.500%	08/01/30	79	71,921
2.500%	08/01/30	131	119,459
2.500%	09/01/30	86	78,022
2.500%	09/01/30	107	97,938
2.500%	11/01/30	8	7,534
2.500%	11/01/30	84	76,413
2.500%	11/01/30	89	81,182
2.500%	11/01/30	99	90,175
2.500%	11/01/30	110	100,567
2.500%	03/01/31	15	13,796
2.500%	06/01/31	137	123,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/31	69	$62,125
2.500%	08/01/31	12	10,566
2.500%	10/01/31	105	95,184
2.500%	10/01/31	170	153,261
2.500%	10/01/31	215	194,066
2.500%	10/01/31	275	247,828
2.500%	11/01/31	12	11,051
2.500%	11/01/31	13	11,981
2.500%	11/01/31	30	26,874
2.500%	11/01/31	43	39,000
2.500%	11/01/31	62	56,035
2.500%	11/01/31	90	81,619
2.500%	11/01/31	154	138,954
2.500%	11/01/31	206	186,065
2.500%	11/01/31	2,293	2,065,427
2.500%	02/01/32	22	20,100
2.500%	03/01/32	69	62,648
2.500%	03/01/32	149	134,835
2.500%	03/01/32	172	155,072
2.500%	04/01/32	11	9,861
2.500%	08/01/32	410	370,484
2.500%	02/01/33	726	661,552
2.500%	12/01/35	709	627,274
2.500%	12/01/35	810	716,039
2.500%	03/01/38	132	114,104
2.500%	06/01/40	2,930	2,441,317
2.500%	11/01/40	237	196,837
2.500%	03/01/41	220	183,250
2.500%	04/01/41	264	219,598
2.500%	04/01/41	331	276,156
2.500%	04/01/41	793	660,004
2.500%	11/01/41	170	140,333
2.500%	02/01/42	344	283,467
2.500%	03/01/42	265	217,749
2.500%	04/01/42	632	519,435
2.500%	09/01/42	194	160,036
2.500%	06/01/50	1,052	841,954
2.500%	07/01/50	197	157,471
2.500%	07/01/50	374	299,318
2.500%	09/01/50	1,948	1,563,524
2.500%	10/01/50	141	113,493
2.500%	10/01/50	183	142,639
2.500%	10/01/50	1,104	883,190
2.500%	10/01/50	2,607	2,101,488
2.500%	11/01/50	308	248,027
2.500%	11/01/50	1,709	1,366,436
2.500%	12/01/50	116	92,612
2.500%	12/01/50	162	130,115
2.500%	01/01/51	505	406,574
2.500%	02/01/51	89	71,007
2.500%	02/01/51	112	89,624
2.500%	02/01/51	11,550	9,240,591
2.500%	03/01/51	460	370,892
2.500%	03/01/51	1,941	1,551,574
2.500%	04/01/51	84	67,848
2.500%	04/01/51	275	222,968
2.500%	04/01/51	19,674	15,664,435

A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	05/01/51	175	$140,199
2.500%	05/01/51	190	146,116
2.500%	05/01/51	483	386,078
2.500%	05/01/51	678	541,654
2.500%	05/01/51	1,827	1,457,989
2.500%	05/01/51	2,631	2,114,435
2.500%	05/01/51	3,549	2,833,904
2.500%	05/01/51	4,438	3,570,395
2.500%	05/01/51	4,584	3,659,613
2.500%	05/01/51	6,801	5,429,223
2.500%	06/01/51	158	129,213
2.500%	06/01/51	236	189,219
2.500%	06/01/51	673	541,113
2.500%	06/01/51	1,203	963,600
2.500%	06/01/51	3,642	2,901,041
2.500%	07/01/51	409	327,511
2.500%	07/01/51	512	411,142
2.500%	07/01/51	665	538,446
2.500%	07/01/51	1,485	1,187,936
2.500%	08/01/51	244	195,020
2.500%	08/01/51	264	211,200
2.500%	08/01/51	325	258,863
2.500%	08/01/51	513	410,790
2.500%	08/01/51	1,994	1,593,519
2.500%	08/01/51	3,549	2,847,385
2.500%	09/01/51	87	69,500
2.500%	09/01/51	162	131,154
2.500%	09/01/51	232	188,180
2.500%	09/01/51	345	274,968
2.500%	09/01/51	922	736,347
2.500%	10/01/51	255	204,437
2.500%	10/01/51	687	546,514
2.500%	10/01/51	901	716,105
2.500%	10/01/51	1,060	852,225
2.500%	10/01/51	3,587	2,857,242
2.500%	11/01/51	165	132,824
2.500%	11/01/51	256	206,169
2.500%	11/01/51	984	790,300
2.500%	11/01/51	2,160	1,727,948
2.500%	12/01/51	587	471,305
2.500%	01/01/52	92	70,898
2.500%	01/01/52	176	143,121
2.500%	01/01/52	263	211,112
2.500%	01/01/52	348	279,680
2.500%	01/01/52	871	699,923
2.500%	01/01/52	1,624	1,303,583
2.500%	02/01/52	183	145,181
2.500%	02/01/52	260	208,595
2.500%	02/01/52	264	212,017
2.500%	02/01/52	279	223,493
2.500%	02/01/52	810	649,177
2.500%	02/01/52	1,921	1,527,707
2.500%	03/01/52	642	515,606
2.500%	03/01/52	1,060	847,766
2.500%	03/01/52	1,314	1,050,561
2.500%	03/01/52	1,891	1,511,369
2.500%	04/01/52	89	71,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	04/01/52	457	$365,249
2.500%	04/01/52	581	463,544
2.500%	05/01/52	1,532	1,228,683
2.500%	01/01/57	2,155	1,711,466
2.500%	07/01/61	1,127	867,248
2.500%	09/01/61	268	206,044
2.930%	06/01/30	244	214,387
3.000%	TBA	3,865	3,495,711
3.000%	07/01/27	4	3,985
3.000%	04/01/28	29	27,731
3.000%	05/01/28	35	32,988
3.000%	10/01/28	4	4,143
3.000%	10/01/28	50	47,947
3.000%	11/01/28	6	5,559
3.000%	10/01/29	80	74,227
3.000%	02/01/30	247	230,351
3.000%	03/01/30	130	120,929
3.000%	04/01/30	106	99,198
3.000%	04/01/30	1,247	1,162,466
3.000%	05/01/30	64	59,768
3.000%	05/01/30	109	101,519
3.000%	07/01/30	20	18,593
3.000%	07/01/30	29	27,108
3.000%	07/01/30	86	79,817
3.000%	08/01/30	10	8,979
3.000%	08/01/30	26	23,836
3.000%	08/01/30	28	25,726
3.000%	08/01/30	99	92,269
3.000%	08/01/30	114	106,666
3.000%	08/01/30	127	118,156
3.000%	08/01/30	151	140,347
3.000%	08/01/30	300	279,583
3.000%	08/01/30	542	504,892
3.000%	09/01/30	15	13,923
3.000%	09/01/30	55	51,519
3.000%	09/01/30	95	88,919
3.000%	09/01/30	467	435,673
3.000%	11/01/30	4	4,175
3.000%	12/01/30	9	8,150
3.000%	04/01/31	7	6,616
3.000%	09/01/31	89	82,936
3.000%	12/01/31	31	28,932
3.000%	02/01/32	83	76,859
3.000%	09/01/32	37	34,569
3.000%	11/01/32	221	204,702
3.000%	01/01/33	48	44,384
3.000%	01/01/33	289	268,574
3.000%	01/01/33	295	269,889
3.000%	11/01/33	323	295,346
3.000%	05/01/35	489	443,434
3.000%	07/01/35	61	54,203
3.000%	08/01/35	62	55,912
3.000%	08/01/35	65	59,231
3.000%	12/01/35	18	16,095
3.000%	02/01/36	473	421,933
3.000%	04/01/36	360	321,268
3.000%	07/01/36	301	273,484

A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/01/36	1,052	$938,847
3.000%	10/01/36	25	22,117
3.000%	11/01/36	83	74,250
3.000%	11/01/36	158	141,045
3.000%	12/01/36	153	136,780
3.000%	12/01/36	203	181,521
3.000%	12/01/36	231	205,980
3.000%	12/01/37	54	48,288
3.000%	06/01/38	647	577,600
3.000%	09/01/40	43	36,991
3.000%	05/01/42	182	153,890
3.000%	06/01/42	549	464,648
3.000%	09/01/42	1,039	888,493
3.000%	12/01/42	19	16,314
3.000%	12/01/42	39	33,600
3.000%	01/01/43	7	6,141
3.000%	01/01/43	20	17,148
3.000%	01/01/43	21	17,515
3.000%	01/01/43	60	51,409
3.000%	01/01/43	72	61,283
3.000%	01/01/43	206	175,882
3.000%	01/01/43	214	182,251
3.000%	02/01/43	29	24,495
3.000%	06/01/43	90	76,905
3.000%	07/01/43	218	186,742
3.000%	10/01/43	198	169,845
3.000%	11/01/43	621	531,251
3.000%	11/01/44	2,972	2,540,615
3.000%	01/01/45	167	142,692
3.000%	02/01/45	192	163,013
3.000%	03/01/45	505	428,197
3.000%	04/01/45	49	41,762
3.000%	04/01/45	144	122,069
3.000%	05/01/45	1,226	1,038,338
3.000%	07/01/45	765	647,422
3.000%	05/01/46	77	64,672
3.000%	06/01/46	14	11,549
3.000%	06/01/46	48	40,184
3.000%	06/01/46	191	161,607
3.000%	08/01/46	51	43,215
3.000%	09/01/46	247	209,155
3.000%	10/01/46	124	104,911
3.000%	11/01/46	655	552,966
3.000%	01/01/47	84	70,391
3.000%	01/01/47	95	79,899
3.000%	01/01/47	194	163,877
3.000%	02/01/47	78	65,828
3.000%	02/01/47	159	134,145
3.000%	03/01/47	250	211,141
3.000%	03/01/47	252	210,253
3.000%	03/01/47	318	268,299
3.000%	11/01/47	27	22,507
3.000%	12/01/47	614	522,812
3.000%	11/01/48	257	219,891
3.000%	08/01/49	33	28,477
3.000%	12/01/49	175	145,994
3.000%	01/01/50	463	386,541
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/50	214	$181,834
3.000%	02/01/50	423	353,046
3.000%	02/01/50	470	391,706
3.000%	02/01/50	707	593,634
3.000%	02/01/50	11,160	9,436,797
3.000%	04/01/50	2,202	1,843,931
3.000%	07/01/50	459	382,702
3.000%	08/01/50	646	543,425
3.000%	08/01/50	688	572,524
3.000%	08/01/50	1,554	1,294,044
3.000%	10/01/50	294	246,837
3.000%	10/01/50	1,185	986,738
3.000%	11/01/50	690	575,429
3.000%	12/01/50	1,627	1,354,223
3.000%	04/01/51	579	481,990
3.000%	05/01/51	1,484	1,248,472
3.000%	05/01/51	2,138	1,771,136
3.000%	06/01/51	293	243,411
3.000%	07/01/51	374	311,052
3.000%	08/01/51	82	69,203
3.000%	08/01/51	298	251,865
3.000%	08/01/51	659	549,092
3.000%	08/01/51	1,543	1,284,736
3.000%	08/01/51	1,738	1,446,877
3.000%	09/01/51	2,453	2,044,841
3.000%	10/01/51	387	320,917
3.000%	10/01/51	434	361,225
3.000%	10/01/51	2,546	2,126,339
3.000%	11/01/51	494	413,731
3.000%	11/01/51	711	592,668
3.000%	11/01/51	2,255	1,870,292
3.000%	11/01/51	3,400	2,819,845
3.000%	12/01/51	80	67,168
3.000%	12/01/51	705	586,641
3.000%	12/01/51	1,392	1,158,804
3.000%	01/01/52	173	146,105
3.000%	01/01/52	176	146,450
3.000%	01/01/52	533	445,244
3.000%	01/01/52	1,050	872,210
3.000%	01/01/52	1,385	1,148,133
3.000%	01/01/52	1,693	1,403,614
3.000%	02/01/52	916	759,125
3.000%	02/01/52	3,860	3,201,583
3.000%	03/01/52	169	142,280
3.000%	03/01/52	452	374,407
3.000%	03/01/52	613	517,551
3.000%	03/01/52	633	524,046
3.000%	03/01/52	881	729,736
3.000%	03/01/52	1,827	1,518,419
3.000%	04/01/52	543	450,831
3.000%	04/01/52	921	763,410
3.000%	04/01/52	931	777,933
3.000%	04/01/52	1,213	1,013,061
3.000%	05/01/52	1,591	1,326,565
3.000%	06/01/52	369	306,127
3.200%	02/01/29	89	80,808
3.250%	05/01/29	154	140,140

A54

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.345%	06/01/32	100	$86,874
3.450%	03/01/29	151	139,245
3.500%	TBA	100	85,992
3.500%	TBA	2,160	1,997,022
3.500%	11/01/27	13	12,305
3.500%	11/01/28	85	79,214
3.500%	12/01/28	49	47,713
3.500%	12/01/28	60	57,891
3.500%	12/01/28	391	367,480
3.500%	12/01/28	504	486,013
3.500%	02/01/29	107	103,818
3.500%	02/01/29	345	323,531
3.500%	03/01/29	97	90,900
3.500%	08/01/30	83	77,802
3.500%	04/01/34	22	21,110
3.500%	04/01/34	133	124,757
3.500%	12/01/34	198	182,266
3.500%	01/01/35	124	114,228
3.500%	02/01/37	189	171,229
3.500%	03/01/37	105	96,807
3.500%	12/01/37	153	137,148
3.500%	08/01/39	169	153,425
3.500%	02/01/40	178	157,666
3.500%	02/01/40	508	452,021
3.500%	10/01/41	973	864,143
3.500%	01/01/42	53	47,431
3.500%	04/01/42	22	19,308
3.500%	04/01/42	57	50,139
3.500%	04/01/42	89	78,402
3.500%	05/01/42	8	6,983
3.500%	05/01/42	123	109,265
3.500%	06/01/42	9	7,961
3.500%	06/01/42	12	10,681
3.500%	07/01/42	27	24,039
3.500%	07/01/42	215	190,651
3.500%	09/01/42	228	200,572
3.500%	09/01/42	351	310,803
3.500%	09/01/42	1,786	1,582,724
3.500%	12/01/42	132	117,342
3.500%	01/01/43	1,154	1,015,787
3.500%	03/01/43	848	754,670
3.500%	04/01/43	811	718,176
3.500%	04/01/43	846	751,632
3.500%	06/01/43	831	736,025
3.500%	06/01/43	889	787,573
3.500%	07/01/43	1,120	993,851
3.500%	02/01/45	151	134,249
3.500%	02/01/45	479	425,294
3.500%	01/01/46	183	161,225
3.500%	01/01/46	222	195,117
3.500%	03/01/46	182	158,645
3.500%	07/01/46	70	60,775
3.500%	12/01/46	373	326,984
3.500%	02/01/47	221	193,392
3.500%	03/01/47	53	46,257
3.500%	04/01/47	1,198	1,049,005
3.500%	05/01/47	278	244,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/47	30	$26,788
3.500%	11/01/47	366	320,537
3.500%	12/01/47	1,285	1,125,176
3.500%	01/01/48	222	194,438
3.500%	01/01/48	458	402,936
3.500%	02/01/48	168	147,266
3.500%	04/01/48	78	68,645
3.500%	08/01/48	784	687,231
3.500%	11/01/48	1,457	1,278,783
3.500%	12/01/48	182	158,958
3.500%	06/01/49	1,267	1,121,530
3.500%	07/01/49	159	138,518
3.500%	06/01/50	57	49,566
3.500%	07/01/50	447	393,853
3.500%	08/01/50	165	143,373
3.500%	08/01/50	166	144,880
3.500%	08/01/50	839	735,531
3.500%	01/01/51	543	475,356
3.500%	06/01/51	827	712,142
3.500%	11/01/51	1,823	1,571,035
3.500%	12/01/51	84	73,463
3.500%	12/01/51	394	339,913
3.500%	01/01/52	61	52,490
3.500%	01/01/52	90	77,855
3.500%	01/01/52	353	304,281
3.500%	01/01/52	433	378,191
3.500%	03/01/52	344	295,953
3.500%	03/01/52	1,411	1,228,628
3.500%	04/01/52	86	75,070
3.500%	04/01/52	548	472,204
3.500%	04/01/52	630	542,223
3.500%	04/01/52	2,653	2,295,378
3.500%	05/01/52	1,538	1,339,409
3.500%	05/01/52	2,173	1,870,849
3.500%	06/01/52	279	240,587
3.500%	06/01/52	845	727,519
3.500%	07/01/52	6,878	5,922,497
3.500%	01/01/53	491	422,760
3.520%	06/01/32	100	88,311
3.520%	11/01/32	1,715	1,499,580
3.560%	07/01/32	100	88,379
3.800%	06/01/30	300	275,676
3.840%	07/01/32	100	90,216
3.880%	07/01/32	98	89,575
3.890%	07/01/32	200	178,064
3.980%	10/01/32	500	447,039
4.000%	TBA	500	445,117
4.000%	TBA	615	580,478
4.000%	05/01/29	1	930
4.000%	10/01/30	7	6,075
4.000%	10/01/31	118	109,142
4.000%	04/01/33	198	187,921
4.000%	06/01/33	156	148,830
4.000%	09/01/33	66	63,406
4.000%	09/01/33	1,223	1,162,819
4.000%	10/01/33	192	182,793
4.000%	11/01/33	1,267	1,211,232

A55

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/34	84	$80,296
4.000%	03/01/34	41	38,695
4.000%	03/01/34	45	42,537
4.000%	01/01/36	202	185,141
4.000%	07/01/37	28	26,025
4.000%	09/01/37	35	32,439
4.000%	03/01/38	24	22,203
4.000%	09/01/40	180	165,070
4.000%	10/01/40	451	412,555
4.000%	12/01/41	133	122,201
4.000%	01/01/42	584	534,675
4.000%	04/01/42	45	41,477
4.000%	04/01/42	48	43,595
4.000%	05/01/42	64	58,493
4.000%	05/01/42	269	246,359
4.000%	07/01/42	496	453,888
4.000%	10/01/42	263	240,181
4.000%	11/01/42	500	455,096
4.000%	12/01/42	43	39,333
4.000%	12/01/42	235	214,712
4.000%	04/01/43	51	46,466
4.000%	06/01/43	17	15,598
4.000%	06/01/43	20	18,661
4.000%	06/01/43	21	18,836
4.000%	06/01/43	33	29,678
4.000%	06/01/43	40	36,207
4.000%	06/01/43	41	37,265
4.000%	06/01/43	44	40,515
4.000%	06/01/43	48	43,721
4.000%	06/01/43	51	46,799
4.000%	06/01/43	52	48,050
4.000%	06/01/43	56	51,500
4.000%	06/01/43	59	54,390
4.000%	06/01/43	126	115,610
4.000%	06/01/43	134	122,634
4.000%	07/01/43	37	33,930
4.000%	07/01/43	129	117,781
4.000%	07/01/43	193	176,457
4.000%	07/01/43	201	184,050
4.000%	01/01/44	288	264,023
4.000%	04/01/44	575	525,388
4.000%	12/01/44	95	86,872
4.000%	01/01/45	331	302,503
4.000%	02/01/45	1,001	917,997
4.000%	03/01/45	49	44,443
4.000%	12/01/45	748	679,475
4.000%	02/01/47	140	127,775
4.000%	04/01/47	308	279,529
4.000%	07/01/47	122	111,132
4.000%	07/01/47	567	517,467
4.000%	08/01/47	241	219,130
4.000%	09/01/47	173	157,029
4.000%	10/01/47	624	567,336
4.000%	11/01/47	160	145,619
4.000%	12/01/47	44	39,714
4.000%	05/01/48	289	261,604
4.000%	06/01/48	63	57,501
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/48	479	$433,702
4.000%	06/01/48	3,320	3,013,142
4.000%	07/01/48	2,192	1,987,296
4.000%	08/01/48	43	39,279
4.000%	08/01/48	64	57,997
4.000%	08/01/48	195	177,096
4.000%	09/01/48	102	92,596
4.000%	09/01/48	157	142,254
4.000%	09/01/48	5,672	5,141,803
4.000%	10/01/48	261	235,662
4.000%	11/01/48	60	54,668
4.000%	11/01/48	134	121,790
4.000%	12/01/48	17	15,082
4.000%	12/01/48	773	700,519
4.000%	12/01/48	3,098	2,802,861
4.000%	01/01/49	250	227,436
4.000%	03/01/49	286	259,156
4.000%	03/01/49	6,035	5,452,120
4.000%	04/01/49	218	197,388
4.000%	04/01/49	3,606	3,238,924
4.000%	01/01/50	486	439,674
4.000%	02/01/50	28	24,807
4.000%	03/01/50	281	253,535
4.000%	04/01/50	2,542	2,300,028
4.000%	05/01/50	508	457,280
4.000%	01/01/51	63	57,595
4.000%	01/01/51	92	84,188
4.000%	01/01/51	105	95,932
4.000%	11/01/51	135	120,450
4.000%	11/01/51	187	167,054
4.000%	12/01/51	294	262,215
4.000%	04/01/52	166	148,660
4.000%	04/01/52	254	226,650
4.000%	04/01/52	1,099	981,878
4.000%	06/01/52	1,590	1,420,411
4.000%	07/01/52	657	586,191
4.000%	08/01/52	975	868,707
4.000%	09/01/52	1,663	1,481,720
4.000%	02/01/56	1,439	1,288,698
4.000%	06/01/57	39	35,369
4.030%	06/01/28	1,212	1,151,922
4.060%	07/01/32	98	90,777
4.190%	04/01/28	1,525	1,456,304
4.210%	03/01/33	700	645,242
4.370%	05/01/28	572	551,505
4.410%	04/01/30	1,065	1,016,554
4.420%	04/01/33	100	93,156
4.460%	05/01/28	1,429	1,383,435
4.490%	06/01/28	200	193,923
4.500%	TBA	9,070	8,327,394
4.500%	TBA	21,115	20,236,684
4.500%	04/01/24	1	1,060
4.500%	08/01/24	—(r)	143
4.500%	09/01/24	—(r)	100
4.500%	12/01/24	1	1,046
4.500%	02/01/25	—(r)	357
4.500%	03/01/25	2	1,786

A56

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/01/25	—(r)	$220
4.500%	04/01/25	—(r)	287
4.500%	04/01/25	—(r)	450
4.500%	04/01/25	2	1,557
4.500%	04/01/25	3	3,227
4.500%	05/01/25	—(r)	200
4.500%	05/01/25	—(r)	288
4.500%	07/01/25	5	4,618
4.500%	09/01/25	1	647
4.500%	04/01/31	8	7,904
4.500%	05/01/31	27	26,295
4.500%	06/01/31	10	9,296
4.500%	11/01/31	13	12,127
4.500%	12/01/31	27	25,568
4.500%	12/01/31	108	102,484
4.500%	11/01/35	10	9,634
4.500%	12/01/37	1,218	1,175,933
4.500%	04/01/39	2	1,944
4.500%	04/01/39	3	3,129
4.500%	05/01/39	195	184,560
4.500%	06/01/39	7	6,651
4.500%	06/01/39	15	13,987
4.500%	08/01/39	28	26,886
4.500%	12/01/39	4	3,617
4.500%	06/01/40	27	26,180
4.500%	07/01/40	62	58,475
4.500%	08/01/40	17	16,347
4.500%	08/01/40	18	17,022
4.500%	12/01/40	307	290,029
4.500%	01/01/41	28	26,815
4.500%	02/01/41	23	22,048
4.500%	03/01/41	9	8,069
4.500%	04/01/41	1	881
4.500%	05/01/41	3	2,490
4.500%	05/01/41	3	2,777
4.500%	07/01/41	6	5,137
4.500%	07/01/41	28	25,986
4.500%	08/01/41	75	71,288
4.500%	09/01/41	25	23,627
4.500%	09/01/41	71	66,874
4.500%	10/01/41	6	5,552
4.500%	10/01/41	21	20,042
4.500%	10/01/41	43	40,509
4.500%	10/01/41	53	49,963
4.500%	10/01/41	162	152,815
4.500%	12/01/41	52	49,041
4.500%	01/01/42	6	5,460
4.500%	06/01/42	12	11,628
4.500%	09/01/42	21	19,292
4.500%	09/01/42	180	170,465
4.500%	11/01/42	34	31,715
4.500%	09/01/43	16	15,183
4.500%	09/01/43	33	31,299
4.500%	09/01/43	180	168,666
4.500%	10/01/43	86	81,163
4.500%	10/01/43	137	128,831
4.500%	10/01/43	249	233,277
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/01/43	90	$84,493
4.500%	11/01/43	696	648,569
4.500%	12/01/43	124	116,660
4.500%	01/01/44	59	55,742
4.500%	01/01/44	71	67,034
4.500%	01/01/44	76	70,668
4.500%	01/01/44	110	102,886
4.500%	02/01/44	24	22,997
4.500%	02/01/44	163	151,933
4.500%	02/01/44	315	295,410
4.500%	03/01/44	29	26,997
4.500%	03/01/44	78	73,602
4.500%	03/01/44	356	333,312
4.500%	04/01/44	16	15,291
4.500%	04/01/44	40	37,444
4.500%	04/01/44	45	42,030
4.500%	04/01/44	161	151,479
4.500%	04/01/44	250	235,666
4.500%	05/01/44	76	71,174
4.500%	01/01/45	49	45,728
4.500%	01/01/45	278	260,741
4.500%	05/01/45	229	214,924
4.500%	07/01/45	269	252,429
4.500%	09/01/45	76	71,446
4.500%	11/01/45	9	8,239
4.500%	11/01/45	73	68,604
4.500%	11/01/45	405	379,725
4.500%	12/01/45	133	125,091
4.500%	07/01/46	893	837,768
4.500%	08/01/46	175	163,842
4.500%	01/01/47	30	28,045
4.500%	03/01/47	160	149,994
4.500%	05/01/47	502	471,438
4.500%	07/01/47	67	63,319
4.500%	09/01/47	15	13,872
4.500%	10/01/47	18	16,578
4.500%	10/01/47	74	68,786
4.500%	11/01/47	12	10,966
4.500%	11/01/47	35	32,469
4.500%	11/01/47	242	226,993
4.500%	11/01/47	323	302,846
4.500%	11/01/47	548	516,148
4.500%	12/01/47	19	18,182
4.500%	12/01/47	63	59,134
4.500%	01/01/48	545	510,783
4.500%	02/01/48	29	26,912
4.500%	03/01/48	22	20,786
4.500%	03/01/48	30	27,913
4.500%	04/01/48	139	130,658
4.500%	05/01/48	30	27,620
4.500%	05/01/48	678	640,365
4.500%	05/01/48	1,789	1,674,618
4.500%	06/01/48	37	34,441
4.500%	06/01/48	89	83,460
4.500%	07/01/48	12	11,103
4.500%	07/01/48	68	63,785
4.500%	07/01/48	74	69,370

A57

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/48	436	$408,805
4.500%	11/01/48	276	258,477
4.500%	11/01/48	339	317,363
4.500%	02/01/49	856	804,685
4.500%	07/01/49	101	94,559
4.500%	10/01/49	60	56,071
4.500%	01/01/50	490	462,743
4.500%	03/01/50	185	173,457
4.500%	05/01/50	203	188,934
4.500%	09/01/51	141	130,742
4.500%	09/01/52	377	347,132
4.500%	09/01/52	916	841,499
4.500%	10/01/52	941	864,059
4.500%	11/01/52	189	173,720
4.500%	11/01/52	284	261,021
4.500%	11/01/52	34,742	31,912,409
4.500%	03/01/53	2,625	2,411,210
4.500%	09/01/57	129	119,063
4.500%	08/01/58	45	41,645
4.510%	05/01/33	737	697,331
4.680%	07/01/33	100	95,666
4.740%	06/01/30	100	95,780
4.750%	04/01/28	475	465,670
4.830%	09/01/28	300	295,265
5.000%	TBA	500	486,875
5.000%	TBA	1,800	1,698,187
5.000%	03/01/36	3	2,606
5.000%	12/01/36	1	757
5.000%	01/01/39	7	6,416
5.000%	12/01/39	3	2,794
5.000%	01/01/40	2	1,732
5.000%	05/01/40	2	2,118
5.000%	05/01/40	10	9,467
5.000%	07/01/40	10	10,065
5.000%	11/01/40	200	195,673
5.000%	01/01/41	9	8,951
5.000%	01/01/41	29	27,590
5.000%	04/01/41	3	3,052
5.000%	05/01/41	2	1,533
5.000%	05/01/41	33	32,049
5.000%	05/01/41	56	54,848
5.000%	05/01/41	62	60,877
5.000%	05/01/41	104	101,219
5.000%	06/01/41	41	40,019
5.000%	07/01/41	595	578,683
5.000%	01/01/42	5	4,676
5.000%	12/01/43	1,128	1,100,016
5.000%	12/01/47	188	183,555
5.000%	09/01/48	201	193,388
5.000%	01/01/49	226	216,675
5.000%	01/01/49	316	302,403
5.000%	06/01/49	909	871,125
5.000%	08/01/49	252	242,986
5.000%	12/01/49	1,603	1,532,981
5.000%	06/01/52	89	84,718
5.000%	06/01/52	90	85,381
5.000%	07/01/52	263	248,585
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	09/01/52	3,080	$2,908,250
5.000%	09/01/52	22,560	21,304,257
5.000%	10/01/52	1,464	1,381,796
5.000%	10/01/52	2,856	2,697,155
5.000%	01/01/53	287	271,016
5.000%	02/01/53	294	277,726
5.000%	03/01/53	189	178,607
5.000%	03/01/53	8,195	7,734,730
5.000%	04/01/53	99	93,468
5.000%	04/01/53	286	270,516
5.000%	05/01/53	291	274,752
5.050%	10/01/28^	300	297,332
5.130%	10/01/28^	200	199,230
5.140%	11/01/33^	400	397,905
5.340%	09/01/28	100	100,679
5.350%	07/01/33	100	100,596
5.500%	TBA	75,630	73,086,350
5.500%	04/01/24	—(r)	243
5.500%	06/01/24	—(r)	49
5.500%	07/01/28	3	3,089
5.500%	11/01/28	8	8,209
5.500%	04/01/30	4	3,426
5.500%	12/01/30	—(r)	325
5.500%	11/01/32	—(r)	312
5.500%	12/01/32	1	924
5.500%	01/01/33	23	21,853
5.500%	01/01/33	32	31,371
5.500%	04/01/33	11	11,312
5.500%	06/01/33	1	589
5.500%	07/01/33	7	6,872
5.500%	09/01/33	—(r)	240
5.500%	09/01/33	6	6,455
5.500%	10/01/33	13	12,905
5.500%	11/01/33	1	915
5.500%	11/01/33	1	1,115
5.500%	11/01/33	6	6,266
5.500%	11/01/33	6	6,365
5.500%	12/01/33	2	1,487
5.500%	12/01/33	8	7,352
5.500%	01/01/34	—(r)	450
5.500%	02/01/34	1	529
5.500%	02/01/34	12	12,086
5.500%	03/01/34	1	1,488
5.500%	03/01/34	9	9,156
5.500%	04/01/34	1	925
5.500%	09/01/34	5	5,252
5.500%	12/01/34	1	534
5.500%	12/01/34	2	1,800
5.500%	12/01/34	5	5,246
5.500%	02/01/35	—(r)	190
5.500%	03/01/35	12	11,626
5.500%	04/01/35	1	581
5.500%	05/01/35	2	1,831
5.500%	05/01/35	4	3,738
5.500%	10/01/35	6	5,889
5.500%	11/01/35	—(r)	127
5.500%	12/01/35	6	6,283

A58

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	12/01/35	7	$6,790
5.500%	01/01/36	1	569
5.500%	03/01/36	3	3,198
5.500%	07/01/36	3	2,747
5.500%	09/01/36	162	160,985
5.500%	11/01/36	2	2,303
5.500%	01/01/37	9	9,297
5.500%	02/01/37	8	8,358
5.500%	03/01/37	6	5,605
5.500%	04/01/37	—(r)	99
5.500%	04/01/37	2	1,944
5.500%	05/01/37	73	73,306
5.500%	06/01/37	3	2,802
5.500%	08/01/37	1	627
5.500%	08/01/37	1	959
5.500%	08/01/37	5	4,755
5.500%	08/01/37	8	7,708
5.500%	03/01/38	6	6,430
5.500%	03/01/38	9	9,047
5.500%	06/01/38	113	110,113
5.500%	08/01/38	105	104,646
5.500%	12/01/38	4	3,530
5.500%	09/01/39	4	4,127
5.500%	12/01/39	65	64,719
5.500%	05/01/40	12	11,503
5.500%	06/01/40	10	9,959
5.500%	01/01/49	442	432,927
5.500%	09/01/49	414	406,457
5.500%	04/01/50	405	397,357
5.500%	08/01/52	83	80,675
5.500%	10/01/52	1,541	1,495,471
5.500%	11/01/52	825	797,589
5.500%	11/01/52	1,292	1,249,991
5.500%	11/01/52	1,883	1,821,114
5.500%	12/01/52	4,764	4,609,521
5.500%	02/01/53	485	471,573
5.500%	04/01/53	386	373,454
5.500%	05/01/53	198	192,626
5.500%	05/01/53	387	375,255
5.500%	06/01/53	2,510	2,426,140
5.500%	09/01/53	1,299	1,257,301
5.500%	09/01/53	2,098	2,028,437
5.500%	09/01/56	1,308	1,309,982
6.000%	TBA	46,975	46,358,453
6.000%	11/01/28	—(r)	420
6.000%	02/01/29	—(r)	325
6.000%	03/01/32	—(r)	460
6.000%	05/01/33	—(r)	203
6.000%	01/01/34	10	10,346
6.000%	11/01/35	4	4,060
6.000%	12/01/35	2	1,712
6.000%	04/01/36	3	2,802
6.000%	07/01/36	1	1,470
6.000%	08/01/36	—(r)	27
6.000%	08/01/36	2	1,512
6.000%	08/01/36	9	9,365
6.000%	09/01/36	—(r)	110
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	09/01/36	—(r)	$304
6.000%	09/01/36	1	558
6.000%	09/01/36	1	842
6.000%	09/01/36	8	8,166
6.000%	10/01/36	1	889
6.000%	10/01/36	4	4,210
6.000%	10/01/36	9	8,893
6.000%	11/01/36	—(r)	98
6.000%	11/01/36	1	857
6.000%	11/01/36	1	1,047
6.000%	11/01/36	2	1,850
6.000%	11/01/36	6	6,420
6.000%	11/01/36	7	7,180
6.000%	12/01/36	—(r)	132
6.000%	12/01/36	—(r)	215
6.000%	12/01/36	—(r)	416
6.000%	12/01/36	2	2,352
6.000%	12/01/36	4	4,244
6.000%	12/01/36	9	8,963
6.000%	01/01/37	—(r)	362
6.000%	01/01/37	1	529
6.000%	01/01/37	3	3,247
6.000%	01/01/37	6	5,759
6.000%	01/01/37	9	9,143
6.000%	01/01/37	697	708,475
6.000%	02/01/37	8	8,073
6.000%	02/01/37	145	147,589
6.000%	03/01/37	8	8,404
6.000%	03/01/37	15	15,210
6.000%	03/01/37	71	69,749
6.000%	05/01/37	1	1,455
6.000%	05/01/37	7	6,891
6.000%	05/01/37	9	8,696
6.000%	06/01/37	1	724
6.000%	08/01/37	1	1,093
6.000%	08/01/37	4	3,899
6.000%	08/01/37	5	5,102
6.000%	08/01/37	14	14,045
6.000%	09/01/37	14	13,954
6.000%	10/01/37	—(r)	211
6.000%	07/01/41	457	464,927
6.000%	01/01/53	182	180,763
6.000%	03/01/53	96	94,568
6.000%	04/01/53	95	94,218
6.000%	05/01/53	483	477,847
6.000%	05/01/53	1,547	1,541,318
6.000%	06/01/53	96	94,624
6.000%	07/01/53	783	774,258
6.500%	TBA	7,200	7,232,625
6.500%	10/01/36	337	348,955
6.500%	05/01/40	945	974,125
6.500%	02/01/53	84	84,606
6.500%	02/01/53	91	92,027
6.625%	11/15/30	1,950	2,157,976
7.000%	04/01/37	60	61,534
7.000%	02/01/39	156	163,785
7.000%	02/01/39	201	208,825

A59

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	$111,070
Government National Mortgage Assoc.
2.000%	TBA	5,850	4,624,014
2.000%	10/20/50	2,819	2,241,340
2.000%	02/20/51	1,857	1,471,930
2.000%	10/20/51	1,158	916,091
2.500%	TBA	24,700	20,185,454
2.500%	11/20/49	2,085	1,713,523
2.500%	09/20/50	271	222,418
2.500%	10/20/50	1,244	1,019,374
2.500%	11/20/50	946	775,421
2.500%	12/20/50	143	114,037
2.500%	12/20/50	5,922	4,852,695
2.500%	01/20/51	185	151,444
2.500%	03/20/51	2,215	1,811,681
2.500%	04/20/51	1,849	1,514,021
2.500%	05/20/51(k)	4,983	4,079,842
2.500%	06/20/51	335	271,142
2.500%	07/20/51	82	66,035
2.500%	07/20/51	1,956	1,599,575
2.500%	08/20/51	576	465,781
2.500%	09/20/51	479	391,683
2.500%	10/20/51	417	337,139
2.500%	10/20/51	516	417,237
2.500%	10/20/51	1,275	1,030,863
2.500%	11/20/51	263	212,532
2.500%	11/20/51	761	622,395
2.500%	12/20/51	260	210,569
2.500%	12/20/51	443	358,097
2.500%	12/20/51	513	412,406
2.500%	08/20/52	362	296,151
2.500%	12/20/52	844	690,813
2.500%	02/20/53	764	625,559
3.000%	TBA	200	169,484
3.000%	02/20/42	19	15,956
3.000%	09/15/42	404	351,346
3.000%	09/15/42	451	393,296
3.000%	10/15/42	501	430,407
3.000%	10/15/42	1,304	1,134,495
3.000%	11/15/42	1	1,203
3.000%	11/15/42	642	550,955
3.000%	12/20/44	20	16,958
3.000%	02/15/45	195	170,249
3.000%	01/20/46	69	59,665
3.000%	11/20/46	228	196,216
3.000%	02/20/47	104	89,936
3.000%	04/20/47	35	29,727
3.000%	01/20/50	1,283	1,094,837
3.000%	02/20/50	113	95,955
3.000%	03/20/50	45	36,917
3.000%	09/20/50	330	280,948
3.000%	01/20/51	10,443	8,903,546
3.000%	02/20/51	103	87,971
3.000%	04/20/51	8,007	6,815,217
3.000%	05/20/51	661	562,133
3.000%	08/20/51	11,035	9,381,371
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/20/51	5,365	$4,561,770
3.000%	10/20/51	2,504	2,128,251
3.000%	11/20/51	251	213,298
3.000%	12/20/51	513	435,409
3.000%	01/20/52	519	440,365
3.000%	01/20/52	789	670,268
3.000%	03/20/52	92	76,868
3.000%	03/20/52	396	333,110
3.000%	03/20/52	830	696,985
3.000%	03/20/52	1,604	1,360,408
3.000%	04/20/52	84	70,386
3.000%	04/20/52	558	461,879
3.000%	04/20/52	745	619,420
3.000%	07/20/52	3,760	3,187,910
3.000%	11/20/52	284	240,531
3.000%	12/20/52	1,136	964,013
3.000%	01/20/53	288	243,938
3.000%	04/20/53	96	81,708
3.500%	TBA	13,621	11,930,081
3.500%	09/15/41	22	19,652
3.500%	11/15/41	2	1,556
3.500%	11/15/41	15	13,650
3.500%	01/15/42	5	4,567
3.500%	01/15/42	88	79,163
3.500%	02/15/42	14	12,964
3.500%	03/15/42	6	5,000
3.500%	03/15/42	50	44,814
3.500%	05/15/42	16	14,468
3.500%	06/15/42	10	9,421
3.500%	07/15/42	9	8,380
3.500%	07/15/42	10	8,610
3.500%	07/15/42	21	18,694
3.500%	07/15/42	24	21,711
3.500%	08/15/42	11	9,889
3.500%	01/15/43	11	9,680
3.500%	02/15/43	16	14,556
3.500%	04/15/43	20	18,068
3.500%	04/15/43	110	98,860
3.500%	04/20/43	228	204,400
3.500%	05/15/43	6	5,040
3.500%	05/15/43	8	6,747
3.500%	05/15/43	8	7,164
3.500%	05/15/43	34	30,821
3.500%	05/20/43	604	542,385
3.500%	07/15/43	56	50,152
3.500%	10/15/43	32	28,645
3.500%	11/15/43	6	5,504
3.500%	12/15/43	84	75,164
3.500%	01/15/44	25	22,724
3.500%	02/20/44	810	724,942
3.500%	06/20/44	83	74,045
3.500%	03/20/45	94	83,793
3.500%	04/20/45	157	140,162
3.500%	05/20/45	78	69,212
3.500%	07/20/45	30	27,116
3.500%	08/20/45	41	36,470
3.500%	10/20/45	66	58,336

A60

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	11/20/45	158	$140,491
3.500%	12/20/45	340	301,367
3.500%	01/20/46	73	65,136
3.500%	01/20/46	161	143,628
3.500%	03/20/46	832	740,287
3.500%	04/20/46	424	377,700
3.500%	05/20/46	340	302,723
3.500%	06/20/46	337	300,713
3.500%	07/20/46	495	440,444
3.500%	09/20/46	15	12,871
3.500%	09/20/46	314	278,893
3.500%	10/20/46	65	57,517
3.500%	10/20/46	74	65,835
3.500%	10/20/46	86	76,650
3.500%	10/20/46	126	112,035
3.500%	05/20/47	136	121,525
3.500%	09/20/47	1,304	1,157,445
3.500%	03/20/48	34	29,743
3.500%	04/20/48	13	11,941
3.500%	06/15/48	238	214,775
3.500%	08/20/48	641	568,737
3.500%	09/20/48	1,206	1,067,780
3.500%	11/20/48	391	346,090
3.500%	02/20/49	1,236	1,094,013
3.500%	05/15/50	266	236,873
3.500%	06/20/50	2,133	1,880,572
3.500%	11/20/50	1,112	974,098
3.500%	01/20/52	212	185,695
3.500%	03/20/52	378	327,521
3.500%	07/20/52	674	590,102
3.500%	12/20/52	2,716	2,379,419
4.000%	TBA	10,570	9,522,496
4.000%	04/20/39	13	12,078
4.000%	07/20/39	116	107,355
4.000%	01/20/40	73	67,306
4.000%	10/20/40	180	166,522
4.000%	12/20/40	723	669,947
4.000%	01/20/41	26	24,474
4.000%	02/20/41	79	73,002
4.000%	03/15/41	100	92,814
4.000%	12/20/46	283	259,289
4.000%	05/20/47	109	99,944
4.000%	06/20/47	840	770,463
4.000%	07/20/47	198	181,597
4.000%	09/20/47	1,191	1,094,324
4.000%	11/20/47	312	285,815
4.000%	12/20/47	284	259,831
4.000%	01/20/48	852	780,380
4.000%	03/20/48	715	654,317
4.000%	05/20/48	112	101,977
4.000%	02/20/49	464	422,764
4.000%	03/20/49	117	106,683
4.000%	04/20/49	102	92,674
4.000%	10/20/49	122	111,575
4.000%	11/20/49	864	781,971
4.000%	01/20/50	102	94,916
4.000%	02/20/50	89	82,017
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/20/50	45	$40,884
4.000%	05/20/52	652	587,360
4.000%	06/20/52	187	168,625
4.000%	06/20/52	190	172,184
4.000%	06/20/52	2,740	2,468,691
4.000%	07/20/52	1,950	1,757,523
4.000%	08/20/52	142	128,276
4.000%	04/20/53	98	88,341
4.500%	TBA	9,125	8,429,575
4.500%	12/20/39	12	11,258
4.500%	01/20/40	149	141,407
4.500%	02/20/40	12	11,185
4.500%	05/20/40	435	413,025
4.500%	07/20/40	5	4,550
4.500%	09/20/40	5	4,901
4.500%	09/20/40	6	5,892
4.500%	10/20/40	9	8,440
4.500%	12/20/40	198	188,125
4.500%	01/20/41	32	30,397
4.500%	07/20/41	42	38,886
4.500%	07/20/41	207	196,429
4.500%	02/20/42	234	222,508
4.500%	11/20/46	49	46,533
4.500%	03/15/47	71	66,946
4.500%	04/15/47	57	54,305
4.500%	04/15/47	92	87,440
4.500%	05/15/47	61	58,168
4.500%	08/20/47	324	304,546
4.500%	04/20/48	479	449,203
4.500%	05/20/48	19	17,623
4.500%	06/20/48	521	487,828
4.500%	07/20/48	131	122,188
4.500%	08/20/48	338	316,023
4.500%	09/20/48	99	92,798
4.500%	10/20/48	329	307,944
4.500%	12/20/48	151	141,463
4.500%	01/20/49	383	359,477
4.500%	02/20/49	277	259,828
4.500%	03/20/49	987	924,327
4.500%	04/20/49	48	45,305
4.500%	05/20/49	65	60,842
4.500%	02/20/50	201	187,921
4.500%	03/20/50	133	123,093
4.500%	08/20/50	204	191,455
4.500%	11/20/50	427	394,829
4.500%	12/20/50	201	188,570
4.500%	05/20/52	905	836,142
4.500%	08/20/52	94	87,228
4.500%	08/20/52	977	903,262
4.500%	09/20/52	662	614,912
4.500%	09/20/52	668	617,940
5.000%	TBA	19,635	18,605,697
5.000%	04/15/38	27	25,894
5.000%	08/15/38	60	58,439
5.000%	10/15/38	5	4,649
5.000%	10/15/38	186	182,579
5.000%	12/15/38	79	76,862

A61

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	01/15/39	26	$25,379
5.000%	02/15/39	51	49,618
5.000%	02/15/39	51	49,804
5.000%	02/15/39	77	75,229
5.000%	02/15/39	176	172,406
5.000%	03/15/39	250	244,926
5.000%	04/15/39	68	66,725
5.000%	04/15/39	76	74,077
5.000%	05/15/39	66	64,515
5.000%	05/15/39	222	215,485
5.000%	11/15/39	100	97,652
5.000%	04/15/40	963	935,209
5.000%	05/15/40	56	54,365
5.000%	07/20/40	16	15,272
5.000%	07/20/40	25	24,166
5.000%	09/15/40	254	248,144
5.000%	09/20/40	84	82,227
5.000%	11/20/40	73	71,416
5.000%	10/20/47	20	18,933
5.000%	05/20/48	67	64,136
5.000%	10/20/48	420	403,845
5.000%	11/20/48	132	126,683
5.000%	12/20/48	188	180,410
5.000%	01/20/49	635	609,687
5.000%	04/20/49	200	192,374
5.000%	09/20/49	111	106,573
5.000%	11/20/49	101	97,258
5.000%	01/20/50	131	126,470
5.000%	09/20/52	191	183,076
5.000%	10/20/52	476	451,557
5.000%	11/20/52	768	729,391
5.000%	12/20/52	97	91,572
5.000%	01/20/53	481	459,578
5.000%	01/20/53	1,267	1,201,654
5.000%	05/20/53	295	279,827
5.500%	TBA	19,175	18,607,240
5.500%	06/15/36	15	14,773
5.500%	11/20/52	950	922,099
5.500%	02/20/53	292	285,004
6.000%	TBA	4,000	3,963,438
6.000%	08/20/40	22	23,141
6.000%	01/20/41	9	8,964
6.000%	04/20/41	1	1,313
6.000%	06/20/41	30	30,669
6.000%	07/20/41	28	28,727
6.000%	12/20/41	11	11,343
6.000%	02/20/42	12	11,882
6.500%	TBA	100	100,563
6.500%	10/20/37	131	135,937
Government National Mortgage Assoc., 1 Month RFUCCT + 1.636% (Cap 11.888%, Floor 1.636%)
6.772%(c)	11/20/60	408	412,041
Government National Mortgage Assoc., 1 Month RFUCCT + 1.735% (Cap 12.051%, Floor 1.735%)
6.883%(c)	07/20/60	672	678,746
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc., 1 Month RFUCCT + 1.841% (Cap 12.131%, Floor 1.841%)
6.989%(c)	09/20/60	1,058	$1,061,137
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.645%, Floor 2.400%)
7.548%(c)	04/20/60	724	738,712
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	55	39,454
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	947,192
5.250%	09/15/39	760	743,901
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	492	339,196
2.897%(s)	03/15/33	123	74,017

Total U.S. Government Agency Obligations (cost $1,363,679,207)			1,241,314,962
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	5,952,314
1.875%	11/15/51	34,685	19,347,727
2.000%	11/15/41(h)(k)	3,280	2,128,925
2.000%	02/15/50	8	4,670
2.000%	08/15/51	10,020	5,784,984
2.375%	05/15/51	18,375	11,659,512
2.500%	02/15/45	28,667	19,466,685
2.750%	11/15/47	11,102	7,739,897
3.000%	02/15/48	11,887	8,699,798
3.250%	05/15/42(k)	14,090	11,234,573
3.375%	08/15/42(k)	13,915	11,284,195
3.625%	08/15/43	12,455	10,390,195
3.625%	05/15/53(a)	8,475	7,019,684
4.125%	08/15/53	800	726,500
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	02/15/52	1,098	603,784
0.250%	02/15/50	21,836	12,864,392
0.750%	07/15/28	13,341	12,413,670
1.125%	01/15/33	6,927	6,257,673
1.375%	07/15/33	2,894	2,676,573
1.500%	02/15/53	103	85,105
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	1,804,973
2.380%(s)	02/15/42(h)	40,000	15,645,312
2.384%(s)	02/15/43	13,925	5,202,837
3.930%(s)	02/15/41	1,150	474,734

Total U.S. Treasury Obligations (cost $241,591,254)			179,468,712

Shares
Unaffiliated Exchange-Traded Funds — 3.1%
iShares Core U.S. Aggregate Bond ETF	603,813	56,782,575

A62

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Unaffiliated Exchange-Traded Funds (continued)
Vanguard Total Bond Market ETF	816,989	$57,009,492

Total Unaffiliated Exchange-Traded Funds (cost $129,392,931)		113,792,067

Total Long-Term Investments (cost $4,316,367,792)		3,868,448,402
Short-Term Investments — 2.0%
Affiliated Mutual Funds — 1.8%
PGIM Core Government Money Market Fund(wb)	2,350,025	2,350,025
PGIM Institutional Money Market Fund (cost $61,084,508; includes $60,811,242 of cash collateral for securities on loan)(b)(wb)	61,120,736	61,084,064

Total Affiliated Mutual Funds (cost $63,434,533)		63,434,089
Unaffiliated Fund — 0.1%
Dreyfus Government Cash Management (Institutional Shares)	5,171,327	5,171,327
(cost $5,171,327)
Options Purchased*~ — 0.1%
(cost $1,144,023)		2,080,723

Total Short-Term Investments (cost $69,749,883)		70,686,139

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—109.2% (cost $4,386,117,675)		3,939,134,541
Options Written*~ — (0.1)%
(premiums received $1,027,820)		(2,357,019)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—109.1% (cost $4,385,089,855)		3,936,777,522

Liabilities in excess of other assets(z) — (9.1)%		(329,973,709)

Net Assets — 100.0%		$3,606,803,813

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
CDX	Credit Derivative Index
CF	CF Secured, LLC
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCS	Morgan Stanley Capital Services LLC
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,785,265 and 0.2% of net assets.

A63

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,837,695; cash collateral of $60,811,242 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,840,715. The aggregate value of $3,502,830 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $27,731,000 is 0.8% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	10/12/23	$(325)		$(233,467)
Federal National Mortgage Assoc.	2.500%	TBA	10/12/23	(30,218)		(23,981,946)
Federal National Mortgage Assoc.	3.000%	TBA	10/12/23	(17,919)		(14,814,673)
Federal National Mortgage Assoc.	3.500%	TBA	10/12/23	(3,440)		(2,958,131)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(20,650)		(18,383,340)
Federal National Mortgage Assoc.	5.000%	TBA	10/12/23	(15,880)		(14,981,787)
Government National Mortgage Assoc.	3.000%	TBA	10/23/23	(6,459)		(5,473,498)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $83,107,652)						$(80,826,842)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/06/23	$105.25		9		9	$3,023
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$105.25		20		20	12,344
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$105.50		3		3	1,477
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$106.00		149		149	45,399
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$106.25		52		52	12,188
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$106.50		20		20	3,594
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$108.25		9		9	7,031
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$108.50		7		7	4,703
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$110.50		7		7	1,094
20 Year U.S. Treasury Notes Futures	Call	10/27/23	$119.00		26		26	6,906
20 Year U.S. Treasury Notes Futures	Call	10/27/23	$120.00		7		7	1,313
Australian Dollar Currency	Call	10/06/23	64.50		4		4	1,480
Australian Dollar Currency	Call	10/06/23	65.00		8		8	1,280
Euro Currency	Call	10/06/23	1.10		9		1,125	56
A64

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Japanese Yen Currency	Call	10/06/23	69.50		5		6	$94
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$97.00		304		760	1,208,400
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.88		137		343	200,362
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$96.00		327		818	559,987
Total Exchange Traded (cost $993,880)								$2,070,731

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs AUD	Put	JPM	11/02/23	0.67		—		4,000	$4,827
Currency Option USD vs MXN	Put	CITI	10/04/23	17.13		—		7,658	5,165
Total OTC Traded (cost $150,143)									$9,992
Total Options Purchased (cost $1,144,023)									$2,080,723
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$106.75		38		38	$(5,047)
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$107.00		7		7	(711)
5 Year U.S. Treasury Notes Futures	Call	10/27/23	$107.50		32		32	(2,000)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$109.00		9		9	(4,219)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$109.50		30		30	(9,844)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$111.00		38		38	(4,156)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$112.00		6		6	(281)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$112.50		31		31	(969)
10 Year U.S. Treasury Notes Futures	Call	10/27/23	$113.00		38		38	(1,188)
10 Year U.S. Treasury Notes Futures	Call	11/24/23	$109.00		10		10	(8,437)
20 Year U.S. Treasury Notes Futures	Call	10/06/23	$115.00		6		6	(2,531)
20 Year U.S. Treasury Notes Futures	Call	10/27/23	$115.00		3		3	(3,844)
20 Year U.S. Treasury Notes Futures	Call	10/27/23	$116.00		15		15	(13,594)
20 Year U.S. Treasury Notes Futures	Call	10/27/23	$117.00		29		29	(17,672)
20 Year U.S. Treasury Notes Futures	Call	10/27/23	$118.00		2		2	(813)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$96.25		304		760	(640,300)
1 Year SOFR Mid-Curve Futures	Put	10/13/23	$96.50		304		760	(828,400)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.25		274		685	(131,862)
1 Year SOFR Mid-Curve Futures	Put	12/15/23	$95.38		654		1,635	(412,837)
5 Year U.S. Treasury Notes Futures	Put	10/27/23	$106.00		13		13	(12,289)
10 Year U.S. Treasury Notes Futures	Put	10/27/23	$108.00		32		32	(27,000)
10 Year U.S. Treasury Notes Futures	Put	10/27/23	$109.00		7		7	(9,844)
20 Year U.S. Treasury Notes Futures	Put	10/27/23	$111.00		56		56	(48,125)
20 Year U.S. Treasury Notes Futures	Put	10/27/23	$116.00		19		19	(59,375)
20 Year U.S. Treasury Notes Futures	Put	10/27/23	$118.00		20		20	(92,187)
Total Exchange Traded (premiums received $964,376)								$(2,337,525)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	BOA	10/10/23	17.07		—		3,120	$(4,092)
Currency Option USD vs MXN	Put	BOA	11/17/23	16.76		—		3,760	(7,544)
A65

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Put	CITI	11/17/23	16.78		—		3,590	$(7,858)
Total OTC Traded (premiums received $63,444)									$(19,494)
Total Options Written (premiums received $1,027,820)									$(2,357,019)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
19	3 Month CME SOFR	Mar. 2024	$4,491,125	$(3,109)
290	3 Month CME SOFR	Mar. 2025	69,172,250	(303,338)
33	3 Month CME SOFR	Jun. 2025	7,894,838	1,718
603	3 Month CME SOFR	Mar. 2026	144,787,838	(135,675)
1,146	2 Year U.S. Treasury Notes	Dec. 2023	232,306,735	(570,635)
35	5 Year Euro-Bobl	Dec. 2023	4,283,184	(35,727)
6,533	5 Year U.S. Treasury Notes	Dec. 2023	688,312,830	(5,894,512)
18	10 Year Euro-Bund	Dec. 2023	2,448,084	(63,955)
72	10 Year U.K. Gilt	Dec. 2023	8,271,692	27,087
858	10 Year U.S. Treasury Notes	Dec. 2023	92,717,625	(1,436,227)
238	10 Year U.S. Ultra Treasury Notes	Dec. 2023	26,551,875	(744,162)
1,428	20 Year U.S. Treasury Bonds	Dec. 2023	162,479,625	(7,555,168)
807	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	95,780,813	(5,029,511)
18	Australian Dollar Currency	Dec. 2023	1,161,900	3,623
2	British Pound Currency	Dec. 2023	152,625	(3,211)
15	Euro Currency	Dec. 2023	1,989,844	(28,378)
63	Euro-OAT	Dec. 2023	8,205,952	(193,271)
126	Japanese Yen Currency	Dec. 2023	10,674,563	(204,875)
546	Mexican Peso	Dec. 2023	15,484,560	47,763
				(22,121,563)
Short Positions:
31	30 Day Federal Funds	Oct. 2023	12,229,574	(446)
580	3 Month CME SOFR	Dec. 2023	137,213,500	85,860
752	3 Month CME SOFR	Mar. 2024	177,754,000	1,785,368
452	3 Month CME SOFR	Jun. 2024	106,926,250	32,988
1,208	2 Year U.S. Treasury Notes	Dec. 2023	244,874,813	602,782
24	5 Year Euro-Bobl	Dec. 2023	2,937,040	39,953
198	5 Year U.S. Treasury Notes	Dec. 2023	20,861,157	151,341
19	10 Year Euro-Bund	Dec. 2023	2,584,088	59,159
22	10 Year Japanese Bonds	Dec. 2023	21,340,471	170,653
5,511	10 Year U.S. Treasury Notes	Dec. 2023	595,532,438	11,002,309
396	10 Year U.S. Ultra Treasury Notes	Dec. 2023	44,178,750	1,132,988
297	20 Year U.S. Treasury Bonds	Dec. 2023	33,793,031	1,727,688
35	30 Year Euro Buxl	Dec. 2023	4,527,779	353,712
12	Canadian Dollar Currency	Dec. 2023	886,020	(1,398)
15	Euro Schatz Index	Dec. 2023	1,665,010	7,445
				17,150,402
				$(4,971,161)
A66

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/23	BNP	AUD	26,859	$17,924,554	$17,282,795	$—	$(641,759)
Expiring 11/06/23	MSCS	AUD	2,190	1,437,725	1,409,987	—	(27,738)
British Pound,
Expiring 10/03/23	GSI	GBP	4,738	5,785,883	5,781,227	—	(4,656)
Canadian Dollar,
Expiring 10/20/23	BNP	CAD	19,574	14,769,180	14,415,213	—	(353,967)
Euro,
Expiring 10/03/23	BNP	EUR	37,585	39,776,365	39,743,509	—	(32,856)
Expiring 10/03/23	GSI	EUR	821	882,165	868,306	—	(13,859)
Indian Rupee,
Expiring 10/20/23	MSCS	INR	5,329	64,485	64,042	—	(443)
Japanese Yen,
Expiring 10/20/23	MSCS	JPY	1,448,562	10,395,388	9,729,554	—	(665,834)
Mexican Peso,
Expiring 10/06/23	GSB	MXN	19,430	1,108,534	1,113,639	5,105	—
Expiring 10/06/23	GSB	MXN	19,430	1,109,443	1,113,639	4,196	—
Expiring 10/06/23	GSB	MXN	7,772	439,679	445,456	5,777	—
Expiring 10/06/23	MSCS	MXN	31,087	1,807,412	1,781,793	—	(25,619)
Expiring 10/12/23	BOA	MXN	14,563	823,699	833,791	10,092	—
Expiring 10/12/23	MSCS	MXN	16,524	962,068	946,094	—	(15,974)
Expiring 10/20/23	GSB	MXN	293	16,757	16,752	—	(5)
Expiring 10/20/23	MSCS	MXN	17,646	1,027,471	1,008,865	—	(18,606)
Expiring 11/22/23	BOA	MXN	19,103	1,110,000	1,086,059	—	(23,941)
Expiring 11/22/23	CITI	MXN	18,551	1,077,000	1,054,705	—	(22,295)
South African Rand,
Expiring 10/20/23	JPM	ZAR	15,477	815,725	815,910	185	—
				$101,333,533	$99,511,336	25,355	(1,847,552)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/23	BNP	AUD	2,886	$1,863,399	$1,857,141	$6,258	$—
Expiring 11/06/23	JPM	AUD	2,180	1,430,560	1,403,549	27,011	—
British Pound,
Expiring 10/03/23	SSB	GBP	4,738	5,980,807	5,781,227	199,580	—
Expiring 10/20/23	MSCS	GBP	1,528	1,975,017	1,864,559	110,458	—
Expiring 10/20/23	MSCS	GBP	1,524	1,988,016	1,860,263	127,753	—
Expiring 10/20/23	MSCS	GBP	1,463	1,878,629	1,784,688	93,941	—
Expiring 11/02/23	GSI	GBP	4,738	5,786,813	5,782,309	4,504	—
Canadian Dollar,
Expiring 10/20/23	BNP	CAD	8,425	6,263,393	6,204,918	58,475	—
Chinese Renminbi,
Expiring 10/20/23	MSCS	CNH	53,953	7,493,167	7,398,892	94,275	—
Expiring 10/20/23	MSCS	CNH	7,206	1,011,615	988,196	23,419	—
Euro,
Expiring 10/03/23	BNP	EUR	627	681,749	663,314	18,435	—
Expiring 10/03/23	GSI	EUR	37,779	40,810,592	39,948,502	862,090	—
Expiring 10/20/23	MSCS	EUR	735	811,609	777,831	33,778	—
Expiring 11/02/23	BNP	EUR	37,585	39,825,226	39,794,646	30,580	—
Indonesian Rupiah,
Expiring 10/20/23	JPM	IDR	206,225,530	13,660,939	13,318,466	342,473	—
Mexican Peso,
Expiring 10/06/23	CITI	MXN	77,719	4,537,304	4,454,528	82,776	—
A67

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/12/23	MSCS	MXN	31,087	$1,805,575	$1,779,885	$25,690	$—
Expiring 10/20/23	GSB	MXN	255,977	14,728,907	14,634,809	94,098	—
Expiring 10/20/23	GSB	MXN	66,460	3,921,680	3,799,676	122,004	—
Expiring 10/20/23	GSB	MXN	20,615	1,200,000	1,178,604	21,396	—
Expiring 10/20/23	GSB	MXN	7,905	464,778	451,948	12,830	—
Expiring 10/20/23	MSCS	MXN	33,187	1,954,914	1,897,360	57,554	—
Expiring 10/20/23	MSCS	MXN	16,524	960,798	944,745	16,053	—
Expiring 11/22/23	GSB	MXN	19,107	1,110,000	1,086,306	23,694	—
				$162,145,487	$159,656,362	2,489,125	—
						$2,514,480	$(1,847,552)
Cross currency exchange contracts outstanding at September 30, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/20/23	Buy	NOK	48,181	EUR	4,154	$111,016	$—	BNP
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	653	0.673%	$(20,262)	$5,629	$25,891
Apache Corp.	12/20/26	1.000%(Q)	3,241	0.796%	(61,598)	20,629	82,227
					$(81,860)	$26,258	$108,118

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,235	$(20,633)	$(39,472)	$18,839	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	16,806	$(120,110)	$(162,362)	$(42,252)
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	65,470	(915,900)	(804,229)	111,671
				$(1,036,010)	$(966,591)	$69,419

A68

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)		Value at Trade Date		Value at September 30, 2023		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	29,430		0.736%		$394,991		$361,516		$(33,475)
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	139,728		0.736%		1,840,420		1,716,402		(124,018)
							$2,235,411		$2,077,918		$(157,493)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,490	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.187%	$152,757	$581,305	$428,548
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.187%	36,002	243,283	207,281
JPY	1,200,700	05/09/46	0.641%(S)	1 Day TONAR(1)(S)/ (0.062)%	1,606	1,398,131	1,396,525
JPY	1,200,700	05/09/46	0.641%(A)	1 Day TONAR(2)(A)/ (0.062)%	(148,709)	(1,308,522)	(1,159,813)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.503%	102,615	(1,353,144)	(1,455,759)
	183,809	01/31/24	5.410%(T)	1 Day USOIS(1)(T)/ 5.330%	—	6,794	6,794
	63,025	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(48,658)	(48,658)
	6,996	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(35,896)	(35,896)
	9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(17,889)	(17,889)
	32,500	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	139,507	139,507
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	304	(2,261)	(2,565)
	41,770	02/29/28	4.000%(A)	1 Day SOFR(2)(A)/ 5.310%	(7,546)	(583,098)	(575,552)
	61,060	02/29/28	4.180%(A)	1 Day SOFR(2)(A)/ 5.310%	45,993	(429,772)	(475,765)
	12,682	02/15/29	2.850%(A)	1 Day SOFR(1)(A)/ 5.310%	50,443	1,082,497	1,032,054
A69

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
5,199	04/30/29	3.270%(A)	1 Day SOFR(1)(A)/ 5.310%	$76,988	$318,127	$241,139
4,602	06/30/29	3.850%(A)	1 Day SOFR(1)(A)/ 5.310%	(2,152)	131,340	133,492
5,351	02/15/47	1.520%(A)	1 Day SOFR(1)(A)/ 5.310%	(167,259)	2,202,580	2,369,839
11,902	02/15/48	3.050%(A)	1 Day SOFR(1)(A)/ 5.310%	444,443	2,109,149	1,664,706
12,650	05/15/48	3.150%(A)	1 Day SOFR(1)(A)/ 5.310%	(1,179,158)	1,993,707	3,172,865
7,960	04/21/52	2.500%(A)	1 Day SOFR(1)(A)/ 5.310%	7,418	2,141,738	2,134,320
5,855	03/15/53	2.880%(A)	1 Day SOFR(1)(A)/ 5.310%	67,056	1,208,272	1,141,216
9,925	03/15/53	2.970%(A)	1 Day SOFR(1)(A)/ 5.310%	5,903	1,892,419	1,886,516
1,105	06/21/53	3.250%(A)	1 Day SOFR(1)(A)/ 5.310%	(11,919)	151,349	163,268
8,665	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 5.310%	37,197	636,600	599,403
				$(488,018)	$12,457,558	$12,945,576

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
BRL	63,340	01/02/29	10.230%(T)	1 Day BROIS(2)(T)/ 0.047%	$(376,434)	$—	$(376,434)	JPM

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	03/20/24	(6,401)	$237,675	$—	$237,675
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	12/29/23	22,375	(2,187,897)	—	(2,187,897)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/05/24	14,560	(1,189,384)	—	(1,189,384)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/12/24	28,570	(1,844,451)	—	(1,844,451)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/21/24	41,895	(2,005,811)	—	(2,005,811)
					$(6,989,868)	$—	$(6,989,868)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A70